Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.0%
Adient PLC *	14,172	275,787
American Axle & Manufacturing Holdings, Inc. *	20,384	133,923
Aptiv PLC *	450	34,898
BorgWarner, Inc.	15,833	681,769
Dana, Inc.	15,057	337,427
Dorman Products, Inc. *	462	61,109
Ford Motor Co.	389,194	5,168,496
Fox Factory Holding Corp. *	2,470	36,531
General Motors Co.	109,638	8,060,586
Gentex Corp.	9,296	212,228
Gentherm, Inc. *	1,800	64,206
Goodyear Tire & Rubber Co. *	42,306	366,370
Harley-Davidson, Inc.	7,849	192,222
LCI Industries	1,564	177,780
Lear Corp.	6,698	719,097
Patrick Industries, Inc.	1,397	151,183
Phinia, Inc.	2,288	123,758
Rivian Automotive, Inc., Class A *	1,901	32,051
Standard Motor Products, Inc.	1,177	44,185
Tesla, Inc. *	7,831	3,368,661
Thor Industries, Inc.	4,553	480,888
Visteon Corp.	1,032	106,554
Winnebago Industries, Inc.	3,843	139,078
		20,968,787

Banks 6.1%
Ameris Bancorp	1,164	88,185
Associated Banc-Corp.	4,298	112,994
Atlantic Union Bankshares Corp.	2,928	99,054
Axos Financial, Inc. *	741	60,895
Bancorp, Inc. *	406	26,012
Bank of America Corp.	191,933	10,297,205
Bank of Hawaii Corp.	996	65,278
Bank OZK	3,055	140,591
BankUnited, Inc.	3,710	160,309
Banner Corp.	800	50,248
Beacon Financial Corp.	1,926	49,286
BOK Financial Corp.	583	65,658
Cadence Bank	3,510	139,838
Capitol Federal Financial, Inc.	3,538	23,386
Cathay General Bancorp	1,965	95,185
Citigroup, Inc.	89,154	9,236,354
Citizens Financial Group, Inc.	15,683	848,450
City Holding Co.	282	34,209
Columbia Banking System, Inc.	6,209	172,114
Comerica, Inc.	5,846	469,902
Commerce Bancshares, Inc.	1,783	96,122
Community Financial System, Inc.	949	53,865
Cullen/Frost Bankers, Inc.	929	114,936
Customers Bancorp, Inc. *	802	55,258
CVB Financial Corp.	3,258	64,117
Dime Community Bancshares, Inc.	821	23,275
Eagle Bancorp, Inc.	1,751	33,217
East West Bancorp, Inc.	2,363	252,132
Eastern Bankshares, Inc.	1,691	31,842
SECURITY	NUMBER OF SHARES	VALUE ($)
Enterprise Financial Services Corp.	690	37,681
FB Financial Corp.	438	24,467
Fifth Third Bancorp	18,292	794,970
First Bancorp/Southern Pines NC	652	33,259
First Busey Corp.	1,535	36,134
First Citizens BancShares, Inc., Class A	125	234,736
First Commonwealth Financial Corp.	2,354	38,253
First Financial Bancorp	2,565	63,817
First Financial Bankshares, Inc.	1,220	38,113
First Hawaiian, Inc.	4,129	102,895
First Horizon Corp.	11,245	251,213
First Interstate BancSystem, Inc., Class A	2,762	90,704
First Merchants Corp.	1,255	46,234
Flagstar Bank NA	14,826	181,470
FNB Corp.	9,110	151,590
Fulton Financial Corp.	4,056	73,616
Glacier Bancorp, Inc.	1,775	75,083
Hancock Whitney Corp.	1,977	119,786
Hilltop Holdings, Inc.	2,437	83,638
Home BancShares, Inc.	3,406	95,572
Hope Bancorp, Inc.	5,534	58,771
Huntington Bancshares, Inc.	37,679	614,168
Independent Bank Corp.	886	63,836
International Bancshares Corp.	969	64,419
JPMorgan Chase & Co.	52,676	16,491,802
KeyCorp	35,247	647,840
Lakeland Financial Corp.	410	23,887
M&T Bank Corp.	3,286	625,063
Mechanics Bancorp, Class A *	1,852	28,780
National Bank Holdings Corp., Class A	585	21,768
NBT Bancorp, Inc.	898	37,231
Northwest Bancshares, Inc.	3,630	43,415
OceanFirst Financial Corp.	1,484	27,973
Old National Bancorp	5,198	112,953
Park National Corp.	219	33,627
Pathward Financial, Inc.	373	26,819
Pinnacle Financial Partners, Inc.	1,065	97,639
PNC Financial Services Group, Inc.	10,444	1,991,880
Preferred Bank	248	23,414
Prosperity Bancshares, Inc.	1,938	133,160
Provident Financial Services, Inc.	2,652	50,865
Regions Financial Corp.	25,229	642,078
Renasant Corp.	1,513	53,621
S&T Bancorp, Inc.	923	36,440
Seacoast Banking Corp. of Florida	1,048	33,075
ServisFirst Bancshares, Inc.	485	34,498
Simmons First National Corp., Class A	4,476	83,030
Southside Bancshares, Inc.	816	23,933
Southstate Bank Corp.	1,615	144,559
Synovus Financial Corp.	3,515	169,423
Texas Capital Bancshares, Inc. *	873	78,718
Towne Bank	1,380	46,299
TriCo Bancshares	498	23,954
Triumph Financial, Inc. *	365	19,933
Truist Financial Corp.	41,972	1,951,698
Trustmark Corp.	1,391	54,110
U.S. Bancorp	48,159	2,362,199
UMB Financial Corp.	927	102,971
United Bankshares, Inc.	3,052	113,657
United Community Banks, Inc.	2,142	65,460

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valley National Bancorp	13,746	155,605
WaFd, Inc.	2,579	81,651
Webster Financial Corp.	3,132	186,667
Wells Fargo & Co.	103,238	8,862,982
WesBanco, Inc.	1,965	63,411
Westamerica BanCorp	402	19,288
Western Alliance Bancorp	1,906	155,396
Wintrust Financial Corp.	1,066	142,865
WSFS Financial Corp.	1,261	70,376
Zions Bancorp NA	6,398	340,566
		62,870,921

Capital Goods 6.9%
3M Co.	14,625	2,516,231
A.O. Smith Corp.	3,265	215,425
AAON, Inc.	386	36,083
AAR Corp. *	1,164	96,856
Acuity, Inc.	838	307,060
Advanced Drainage Systems, Inc.	1,244	189,561
Aebi Schmidt Holding AG	1,118	13,315
AECOM	3,347	345,176
AeroVironment, Inc. *	125	34,932
AGCO Corp.	4,076	431,893
Air Lease Corp.	3,421	218,705
Alamo Group, Inc.	307	49,234
Albany International Corp., Class A	1,040	49,587
Allison Transmission Holdings, Inc.	2,414	214,025
American Woodmark Corp. *	1,263	69,629
AMETEK, Inc.	2,441	483,049
API Group Corp. *	3,871	153,137
Apogee Enterprises, Inc.	1,401	51,010
Applied Industrial Technologies, Inc.	618	159,951
Arcosa, Inc.	1,205	128,381
Armstrong World Industries, Inc.	597	113,275
Astec Industries, Inc.	1,010	44,703
ATI, Inc. *	1,571	158,357
Atkore, Inc.	2,700	180,765
Atmus Filtration Technologies, Inc.	918	46,460
Axon Enterprise, Inc. *	31	16,744
AZZ, Inc.	546	57,559
BlueLinx Holdings, Inc. *	1,335	83,291
Boeing Co. *	3,525	666,225
Boise Cascade Co.	3,465	264,172
Builders FirstSource, Inc. *	6,427	721,302
BWX Technologies, Inc.	962	172,083
Carlisle Cos., Inc.	931	296,123
Carpenter Technology Corp.	427	136,017
Carrier Global Corp.	11,788	646,925
Caterpillar, Inc.	9,022	5,194,507
Chart Industries, Inc. *	370	75,461
CNH Industrial NV	31,643	298,393
Columbus McKinnon Corp.	2,066	33,965
Comfort Systems USA, Inc.	260	254,004
Construction Partners, Inc., Class A *	339	36,951
Core & Main, Inc., Class A *	3,063	148,065
Crane Co.	613	112,332
CSW Industrials, Inc.	109	29,634
Cummins, Inc.	3,433	1,709,565
Curtiss-Wright Corp.	445	251,109
Deere & Co.	5,540	2,573,275
DNOW, Inc. *	9,515	132,829
Donaldson Co., Inc.	2,587	232,571
Douglas Dynamics, Inc.	751	24,265
Dover Corp.	2,611	483,766
Ducommun, Inc. *	308	28,241
DXP Enterprises, Inc. *	265	24,907
Dycom Industries, Inc. *	637	230,295
Eaton Corp. PLC	4,197	1,451,700
SECURITY	NUMBER OF SHARES	VALUE ($)
EMCOR Group, Inc.	713	438,545
Emerson Electric Co.	10,518	1,402,891
Enerpac Tool Group Corp.	685	25,941
EnerSys	1,553	222,250
Enpro, Inc.	312	69,529
Esab Corp.	794	89,119
ESCO Technologies, Inc.	308	65,576
Everus Construction Group, Inc. *	1,975	181,621
Fastenal Co.	14,549	587,780
Federal Signal Corp.	761	86,754
Ferguson Enterprises, Inc.	3,695	929,921
Flowserve Corp.	2,939	209,698
Fluor Corp. *	5,569	239,077
Fortive Corp.	5,081	271,732
Fortune Brands Innovations, Inc.	4,777	246,637
Franklin Electric Co., Inc.	965	91,820
FTAI Aviation Ltd.	520	90,085
Gates Industrial Corp. PLC *	6,951	158,205
GATX Corp.	810	129,543
GE Vernova, Inc.	638	382,653
Generac Holdings, Inc. *	1,219	184,837
General Dynamics Corp.	6,165	2,106,149
General Electric Co.	5,923	1,767,719
Gibraltar Industries, Inc. *	1,207	60,302
Graco, Inc.	2,324	191,591
GrafTech International Ltd. *	6,140	88,539
Granite Construction, Inc.	1,094	117,638
Greenbrier Cos., Inc.	1,761	78,329
Griffon Corp.	846	63,450
Hayward Holdings, Inc. *	3,551	58,414
HEICO Corp.	475	150,532
Helios Technologies, Inc.	1,021	55,124
Herc Holdings, Inc.	1,181	158,573
Hexcel Corp.	1,980	150,935
Hillenbrand, Inc.	4,506	143,471
Hillman Solutions Corp. *	6,390	55,912
Honeywell International, Inc.	13,675	2,628,198
Howmet Aerospace, Inc.	2,657	543,596
Hubbell, Inc.	686	295,961
Huntington Ingalls Industries, Inc.	1,803	565,457
IDEX Corp.	1,270	220,891
Illinois Tool Works, Inc.	4,768	1,188,567
Ingersoll Rand, Inc.	4,113	330,438
Insteel Industries, Inc.	903	27,614
ITT, Inc.	1,394	256,719
Janus International Group, Inc. *	3,074	19,090
JBT Marel Corp.	609	85,583
JELD-WEN Holding, Inc. *	19,640	52,439
Johnson Controls International PLC	11,987	1,394,208
Kadant, Inc.	129	35,877
Kennametal, Inc.	5,140	142,275
Kratos Defense & Security Solutions, Inc. *	1,000	76,100
L3Harris Technologies, Inc.	6,021	1,677,992
Lennox International, Inc.	289	144,173
Leonardo DRS, Inc.	314	10,729
Lincoln Electric Holdings, Inc.	984	235,599
Lindsay Corp.	219	25,170
Lockheed Martin Corp.	7,326	3,354,282
Manitowoc Co., Inc. *	3,635	41,003
Masco Corp.	5,714	370,667
MasTec, Inc. *	1,354	289,594
Masterbrand, Inc. *	8,611	95,496
McGrath RentCorp	521	53,705
Mercury Systems, Inc. *	954	66,675
Middleby Corp. *	1,344	158,861
Miller Industries, Inc.	554	21,462
Modine Manufacturing Co. *	640	103,763
Moog, Inc., Class A	623	143,091

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MSC Industrial Direct Co., Inc., Class A	2,106	187,350
Mueller Industries, Inc.	2,640	290,057
Mueller Water Products, Inc., Class A	2,469	59,849
MYR Group, Inc. *	516	115,749
Nextpower, Inc., Class A *	460	42,145
Nordson Corp.	831	197,495
Northrop Grumman Corp.	3,705	2,120,186
NPK International, Inc. *	2,623	32,289
nVent Electric PLC	2,592	278,044
Oshkosh Corp.	2,881	369,287
Otis Worldwide Corp.	4,949	439,719
Owens Corning	3,468	392,716
PACCAR, Inc.	13,448	1,417,688
Parker-Hannifin Corp.	1,264	1,089,189
Pentair PLC	2,389	251,418
Primoris Services Corp.	1,298	164,275
Proto Labs, Inc. *	667	33,897
Quanex Building Products Corp.	2,339	30,313
Quanta Services, Inc.	1,549	720,099
RBC Bearings, Inc. *	178	79,205
Regal Rexnord Corp.	1,833	267,600
Resideo Technologies, Inc. *	8,563	282,493
REV Group, Inc.	1,406	74,898
Rockwell Automation, Inc.	1,712	677,712
RTX Corp.	24,653	4,312,056
Rush Enterprises, Inc., Class A	3,590	186,895
Sensata Technologies Holding PLC	8,127	260,633
Simpson Manufacturing Co., Inc.	695	116,329
SiteOne Landscape Supply, Inc. *	969	130,117
Snap-on, Inc.	1,249	424,722
Spirit AeroSystems Holdings, Inc., Class A *	690	25,344
SPX Technologies, Inc. *	352	75,694
Standex International Corp.	225	55,161
Stanley Black & Decker, Inc.	8,958	640,676
Sterling Infrastructure, Inc. *	257	88,488
Sunrun, Inc. *	725	14,681
Tennant Co.	645	47,169
Terex Corp.	3,379	156,144
Textron, Inc.	6,336	526,902
Timken Co.	2,551	207,626
Titan International, Inc. *	3,589	29,035
Titan Machinery, Inc. *	1,942	35,966
Toro Co.	2,678	186,764
TransDigm Group, Inc.	386	525,026
Trex Co., Inc. *	1,607	56,213
Trinity Industries, Inc.	3,422	90,751
Tutor Perini Corp. *	1,684	115,438
UFP Industries, Inc.	3,382	314,492
United Rentals, Inc.	1,239	1,010,008
V2X, Inc. *	456	25,012
Valmont Industries, Inc.	470	194,096
Vertiv Holdings Co., Class A	1,043	187,458
VSE Corp.	231	41,624
Wabash National Corp.	6,642	56,058
Watsco, Inc.	615	213,036
Watts Water Technologies, Inc., Class A	435	120,008
WESCO International, Inc.	2,237	598,196
Westinghouse Air Brake Technologies Corp.	2,641	550,781
WillScot Holdings Corp.	5,493	108,487
Woodward, Inc.	799	239,724
Worthington Enterprises, Inc.	1,222	67,039
WW Grainger, Inc.	641	608,072
Xylem, Inc.	2,673	376,011
Zurn Elkay Water Solutions Corp.	1,521	72,552
		71,403,400

SECURITY	NUMBER OF SHARES	VALUE ($)
Commercial & Professional Services 1.2%
ABM Industries, Inc.	3,973	170,839
ACCO Brands Corp.	12,054	41,466
Alight, Inc., Class A	19,857	45,870
Amentum Holdings, Inc. *	3,844	110,054
Automatic Data Processing, Inc.	3,910	998,223
Barrett Business Services, Inc.	476	16,703
Booz Allen Hamilton Holding Corp., Class A	2,320	193,627
Brady Corp., Class A	1,167	91,306
BrightView Holdings, Inc. *	2,617	33,026
Brink's Co.	1,219	136,930
Broadridge Financial Solutions, Inc.	1,153	262,988
CACI International, Inc., Class A *	570	351,747
Casella Waste Systems, Inc., Class A *	387	37,303
CBIZ, Inc. *	735	35,794
Cintas Corp.	2,784	517,880
Civeo Corp.	977	21,777
Clarivate PLC *	13,141	49,410
Clean Harbors, Inc. *	684	155,651
Concentrix Corp.	4,187	151,611
Conduent, Inc. *	27,851	54,031
Copart, Inc. *	5,003	195,017
CoreCivic, Inc. *	5,579	100,701
CSG Systems International, Inc.	921	72,547
Dayforce, Inc. *	441	30,473
Deluxe Corp.	3,607	73,294
Ennis, Inc.	1,288	22,463
Enviri Corp. *	4,296	78,789
Equifax, Inc.	1,118	237,430
ExlService Holdings, Inc. *	1,771	70,362
Exponent, Inc.	601	43,452
FTI Consulting, Inc. *	881	143,735
Genpact Ltd.	4,980	219,419
GEO Group, Inc. *	4,899	77,208
Healthcare Services Group, Inc. *	4,511	84,717
Heidrick & Struggles International, Inc.	570	33,556
HNI Corp.	1,922	79,801
Huron Consulting Group, Inc. *	306	50,371
ICF International, Inc.	573	44,717
Insperity, Inc.	1,092	38,624
Interface, Inc.	1,485	41,446
Jacobs Solutions, Inc.	3,405	459,028
KBR, Inc.	3,444	141,962
Kelly Services, Inc., Class A	7,712	66,632
Kforce, Inc.	1,574	46,276
Korn Ferry	1,866	122,727
Leidos Holdings, Inc.	3,274	625,661
ManpowerGroup, Inc.	9,295	267,324
Maximus, Inc.	2,235	192,411
MillerKnoll, Inc.	5,714	90,453
MSA Safety, Inc.	496	80,005
OPENLANE, Inc. *	3,712	94,433
Parsons Corp. *	949	80,361
Paychex, Inc.	3,676	410,572
Paycom Software, Inc.	339	54,637
Pitney Bowes, Inc.	2,945	29,038
Republic Services, Inc.	2,292	497,501
Resources Connection, Inc.	5,512	26,650
Robert Half, Inc.	7,427	200,826
Rollins, Inc.	2,191	134,703
Science Applications International Corp.	2,223	191,645
SS&C Technologies Holdings, Inc.	4,320	371,261
Steelcase, Inc., Class A	6,878	112,043
Tetra Tech, Inc.	3,758	130,553
TransUnion	2,251	191,448
TriNet Group, Inc.	1,405	82,333
TrueBlue, Inc. *(a)	9,703	47,545

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
TTEC Holdings, Inc. *	8,523	28,637
UL Solutions, Inc., Class A	392	35,754
UniFirst Corp.	581	100,252
Veralto Corp.	2,279	230,680
Verisk Analytics, Inc.	1,285	289,215
Verra Mobility Corp. *	1,557	33,974
Vestis Corp.	13,782	89,307
Waste Management, Inc.	5,552	1,209,614
		11,979,819

Consumer Discretionary Distribution & Retail 4.4%
1-800-Flowers.com, Inc., Class A *(b)	3,411	11,632
Abercrombie & Fitch Co., Class A *	1,255	122,827
Academy Sports & Outdoors, Inc.	5,175	249,694
Advance Auto Parts, Inc.	9,591	497,581
A-Mark Precious Metals, Inc.	4,126	118,457
Amazon.com, Inc. *	63,480	14,804,806
American Eagle Outfitters, Inc.	13,256	270,422
America's Car-Mart, Inc. *	492	10,652
Arko Corp.	4,010	19,088
Asbury Automotive Group, Inc. *	1,210	281,410
AutoNation, Inc. *	2,588	546,819
AutoZone, Inc. *	148	585,241
Bath & Body Works, Inc.	9,243	160,921
Best Buy Co., Inc.	15,530	1,231,218
Boot Barn Holdings, Inc. *	459	88,963
Buckle, Inc.	1,458	82,348
Burlington Stores, Inc. *	737	185,894
Caleres, Inc.	4,118	48,222
Camping World Holdings, Inc., Class A	1,748	19,560
CarMax, Inc. *	7,140	276,032
Coupang, Inc. *	5,782	162,821
Designer Brands, Inc., Class A	9,886	42,905
Dick's Sporting Goods, Inc.	1,735	358,399
Dillard's, Inc., Class A	159	106,540
eBay, Inc.	16,984	1,406,105
Etsy, Inc. *	2,224	120,585
Five Below, Inc. *	1,243	204,958
Floor & Decor Holdings, Inc., Class A *	1,412	89,831
GameStop Corp., Class A *	5,652	127,340
Gap, Inc.	11,796	319,318
Genesco, Inc. *	1,742	62,451
Genuine Parts Co.	4,928	642,611
Group 1 Automotive, Inc.	936	375,373
Guess?, Inc.	988	16,855
Haverty Furniture Cos., Inc.	1,362	32,416
Home Depot, Inc.	16,262	5,804,233
Kohl's Corp.	52,153	1,282,442
Lithia Motors, Inc.	1,727	550,637
LKQ Corp.	17,805	528,630
Lowe's Cos., Inc.	15,363	3,725,220
Macy's, Inc.	46,524	1,040,277
MarineMax, Inc. *	2,073	48,467
Monro, Inc.	2,814	52,650
Murphy USA, Inc.	714	274,940
National Vision Holdings, Inc. *	4,944	142,634
ODP Corp. *	11,587	324,088
Ollie's Bargain Outlet Holdings, Inc. *	973	119,786
OneWater Marine, Inc., Class A *	1,279	15,540
O'Reilly Automotive, Inc. *	9,986	1,015,576
Penske Automotive Group, Inc.	1,142	184,684
Petco Health & Wellness Co., Inc. *	9,648	30,874
Pool Corp.	701	170,764
QVC Group, Inc. *(a)(b)	30,314	282,223
RH *	563	88,723
Ross Stores, Inc.	4,780	843,001
Sally Beauty Holdings, Inc. *	10,349	164,135
Shoe Carnival, Inc.	1,283	21,195
SECURITY	NUMBER OF SHARES	VALUE ($)
Signet Jewelers Ltd.	3,008	301,281
Sleep Number Corp. *	4,024	20,522
Sonic Automotive, Inc., Class A	1,271	80,111
Stitch Fix, Inc., Class A *	5,287	22,470
TJX Cos., Inc.	14,369	2,182,939
Tractor Supply Co.	9,450	517,671
Ulta Beauty, Inc. *	914	492,491
Upbound Group, Inc.	4,224	75,694
Urban Outfitters, Inc. *	2,732	202,359
Valvoline, Inc. *	3,911	122,453
Victoria's Secret & Co. *	5,282	218,305
Wayfair, Inc., Class A *	1,229	136,173
Williams-Sonoma, Inc.	2,190	394,222
Zumiez, Inc. *	2,310	60,060
		45,217,765

Consumer Durables & Apparel 1.7%
Acushnet Holdings Corp.	783	65,850
Beazer Homes USA, Inc. *	2,277	52,075
Brunswick Corp.	4,864	321,559
Capri Holdings Ltd. *	16,280	413,024
Carter's, Inc.	4,622	147,488
Cavco Industries, Inc. *	189	112,578
Century Communities, Inc.	2,420	158,002
Champion Homes, Inc. *	1,299	111,506
Columbia Sportswear Co.	1,808	97,108
Crocs, Inc. *	1,756	149,225
Deckers Outdoor Corp. *	1,940	170,778
DR Horton, Inc.	11,192	1,779,640
Ethan Allen Interiors, Inc.	1,149	27,162
G-III Apparel Group Ltd. *	3,794	110,595
GoPro, Inc., Class A *	38,035	61,997
Green Brick Partners, Inc. *	910	61,771
Hasbro, Inc.	4,714	389,376
Helen of Troy Ltd. *	3,459	65,548
Hooker Furnishings Corp.	1,955	20,977
Hovnanian Enterprises, Inc., Class A *	264	34,737
Installed Building Products, Inc.	381	102,116
iRobot Corp. *(b)	7,191	11,362
KB Home	3,736	240,337
Kontoor Brands, Inc.	1,178	87,584
La-Z-Boy, Inc.	2,412	93,875
Leggett & Platt, Inc.	21,256	218,087
Lennar Corp., Class A	11,559	1,517,697
Levi Strauss & Co., Class A	3,118	68,690
LGI Homes, Inc. *	1,630	84,793
M/I Homes, Inc. *	1,331	183,132
Malibu Boats, Inc., Class A *	1,325	37,617
MasterCraft Boat Holdings, Inc. *	1,198	22,139
Mattel, Inc. *	9,894	208,961
Meritage Homes Corp.	4,119	301,017
Mohawk Industries, Inc. *	3,821	442,854
Movado Group, Inc.	1,381	28,918
Newell Brands, Inc.	58,760	214,474
NIKE, Inc., Class B	32,736	2,115,728
NVR, Inc. *	87	653,134
Oxford Industries, Inc.	1,159	44,227
Peloton Interactive, Inc., Class A *	1,022	6,939
Polaris, Inc.	5,633	373,806
PulteGroup, Inc.	8,329	1,059,365
PVH Corp.	5,167	437,955
Ralph Lauren Corp.	852	312,965
SharkNinja, Inc. *	792	77,275
Smith & Wesson Brands, Inc.	4,740	41,285
Somnigroup International, Inc.	2,821	258,178
Sonos, Inc. *	4,397	81,608
Steven Madden Ltd.	3,842	160,519
Sturm Ruger & Co., Inc.	1,190	35,843

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	5,399	590,003
Taylor Morrison Home Corp. *	5,482	343,667
Toll Brothers, Inc.	3,281	458,782
TopBuild Corp. *	567	256,567
Topgolf Callaway Brands Corp. *	9,152	117,878
Tri Pointe Homes, Inc. *	6,533	222,906
Under Armour, Inc., Class A *	21,450	99,099
VF Corp.	29,438	515,165
Whirlpool Corp. (b)	6,585	509,350
Wolverine World Wide, Inc.	2,331	37,785
YETI Holdings, Inc. *	2,096	86,942
		17,111,620

Consumer Services 1.5%
ADT, Inc.	23,686	195,409
Adtalem Global Education, Inc. *	817	75,622
Airbnb, Inc., Class A *	762	89,146
Aramark	6,090	226,365
BJ's Restaurants, Inc. *	642	24,621
Bloomin' Brands, Inc.	9,833	69,814
Booking Holdings, Inc.	297	1,459,663
Boyd Gaming Corp.	2,080	173,264
Bright Horizons Family Solutions, Inc. *	606	62,273
Brightstar Lottery PLC	7,300	114,172
Brinker International, Inc. *	374	57,517
Caesars Entertainment, Inc. *	9,836	228,884
Carnival Corp. *	8,669	223,487
Cheesecake Factory, Inc.	797	37,985
Chegg, Inc. *	22,725	21,977
Chipotle Mexican Grill, Inc. *	7,503	259,004
Choice Hotels International, Inc.	378	34,496
Churchill Downs, Inc.	795	86,727
Cracker Barrel Old Country Store, Inc. (b)	2,250	65,002
Darden Restaurants, Inc.	2,388	428,837
Dave & Buster's Entertainment, Inc. *	2,044	35,750
Dine Brands Global, Inc.	1,350	42,188
Domino's Pizza, Inc.	554	232,475
DoorDash, Inc., Class A *	635	125,965
Expedia Group, Inc.	1,584	405,013
Flutter Entertainment PLC *	904	188,764
Frontdoor, Inc. *	905	48,807
Golden Entertainment, Inc.	1,212	36,384
Graham Holdings Co., Class B	128	141,632
Grand Canyon Education, Inc. *	715	112,784
H&R Block, Inc.	2,598	109,428
Hilton Grand Vacations, Inc. *	2,462	105,447
Hilton Worldwide Holdings, Inc.	1,654	471,440
Hyatt Hotels Corp., Class A	426	70,030
Jack in the Box, Inc.	2,546	50,182
Las Vegas Sands Corp.	5,767	393,079
Laureate Education, Inc. *	5,746	177,551
Marriott International, Inc., Class A	1,923	586,111
Marriott Vacations Worldwide Corp.	2,330	127,218
Matthews International Corp., Class A	1,772	43,485
McDonald's Corp.	9,542	2,975,386
MGM Resorts International *	12,318	434,702
Papa John's International, Inc.	744	31,300
Penn Entertainment, Inc. *	11,310	167,840
Perdoceo Education Corp.	1,735	48,511
Planet Fitness, Inc., Class A *	672	75,244
Red Rock Resorts, Inc., Class A	1,191	69,757
Royal Caribbean Cruises Ltd.	628	167,205
Sabre Corp. *	2,632	4,238
Service Corp. International	3,013	239,323
Six Flags Entertainment Corp. *	1,377	20,903
Starbucks Corp.	20,692	1,802,480
Strategic Education, Inc.	803	62,650
SECURITY	NUMBER OF SHARES	VALUE ($)
Stride, Inc. *	464	29,478
Texas Roadhouse, Inc.	947	165,962
Travel & Leisure Co.	3,087	211,706
United Parks & Resorts, Inc. *	1,104	39,843
Vail Resorts, Inc.	1,181	165,588
Wendy's Co.	7,691	64,989
Wingstop, Inc.	96	25,414
Wyndham Hotels & Resorts, Inc.	1,652	120,926
Wynn Resorts Ltd.	1,087	139,875
Yum! Brands, Inc.	4,385	671,826
		15,173,144

Consumer Staples Distribution & Retail 2.8%
Albertsons Cos., Inc., Class A	26,711	489,613
Andersons, Inc.	5,521	284,332
BJ's Wholesale Club Holdings, Inc. *	2,801	249,933
Casey's General Stores, Inc.	932	531,669
Chefs' Warehouse, Inc. *	576	35,320
Costco Wholesale Corp.	5,346	4,884,052
Dollar General Corp.	15,966	1,748,117
Dollar Tree, Inc. *	11,662	1,292,266
Grocery Outlet Holding Corp. *	5,128	57,075
Ingles Markets, Inc., Class A	2,520	193,838
Kroger Co.	38,185	2,569,087
Maplebear, Inc. *	489	20,543
Performance Food Group Co. *	6,983	677,840
PriceSmart, Inc.	1,224	150,674
Sprouts Farmers Market, Inc. *	1,366	114,484
Sysco Corp.	12,753	971,779
Target Corp.	28,225	2,557,750
U.S. Foods Holding Corp. *	9,001	708,109
United Natural Foods, Inc. *	10,427	389,031
Village Super Market, Inc., Class A	732	25,298
Walmart, Inc.	102,146	11,288,154
Weis Markets, Inc.	1,631	105,966
		29,344,930

Energy 8.1%
Antero Midstream Corp.	5,065	91,221
Antero Resources Corp. *	10,147	369,655
APA Corp.	32,515	811,900
Archrock, Inc.	3,248	79,706
Baker Hughes Co.	26,105	1,310,471
Berry Corp.	12,950	43,900
Bristow Group, Inc. *	723	27,120
Cactus, Inc., Class A	943	40,474
California Resources Corp.	3,827	182,854
Cheniere Energy, Inc.	3,737	779,015
Chevron Corp.	88,376	13,356,265
Chord Energy Corp.	2,618	245,725
Civitas Resources, Inc.	5,837	171,433
CNX Resources Corp. *	6,538	253,936
Comstock Resources, Inc. *	2,637	70,830
ConocoPhillips	59,734	5,297,808
Core Laboratories, Inc.	1,588	23,979
Core Natural Resources, Inc.	2,243	179,440
Coterra Energy, Inc.	27,227	730,773
Crescent Energy Co., Class A	8,017	75,600
CVR Energy, Inc. *	3,555	122,754
Delek U.S. Holdings, Inc.	8,747	338,246
Devon Energy Corp.	41,028	1,520,498
Diamondback Energy, Inc.	3,506	534,980
Dorian LPG Ltd.	2,015	49,932
DT Midstream, Inc.	1,133	137,614
EOG Resources, Inc.	20,635	2,225,485
EQT Corp.	12,205	742,796
Expand Energy Corp.	9,370	1,142,484

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Expro Group Holdings NV *	3,668	51,169
Exxon Mobil Corp.	174,380	20,214,130
Green Plains, Inc. *	11,073	114,384
Gulfport Energy Corp. *	468	104,125
Halliburton Co.	36,025	944,575
Helix Energy Solutions Group, Inc. *	6,629	44,149
Helmerich & Payne, Inc.	7,570	211,203
HF Sinclair Corp.	21,747	1,150,634
International Seaways, Inc.	1,690	89,519
Kinder Morgan, Inc.	56,772	1,551,011
Kodiak Gas Services, Inc.	661	23,267
Kosmos Energy Ltd. *	43,371	48,575
Liberty Energy, Inc.	10,858	193,055
Magnolia Oil & Gas Corp., Class A	5,034	116,487
Marathon Petroleum Corp.	31,942	6,188,124
Matador Resources Co.	3,418	144,923
Murphy Oil Corp.	11,676	374,449
Nabors Industries Ltd. *	2,022	100,837
New Fortress Energy, Inc. *(b)	9,240	11,273
Noble Corp. PLC	2,924	89,533
Northern Oil & Gas, Inc.	3,023	67,685
NOV, Inc.	18,872	289,874
Occidental Petroleum Corp.	33,653	1,413,426
Oceaneering International, Inc. *	2,404	58,658
Oil States International, Inc. *	4,831	30,435
ONEOK, Inc.	11,584	843,547
Ovintiv, Inc.	21,694	888,586
Par Pacific Holdings, Inc. *	5,630	257,009
Patterson-UTI Energy, Inc.	25,750	149,607
PBF Energy, Inc., Class A	28,131	969,957
Peabody Energy Corp.	14,619	398,222
Permian Resources Corp.	7,622	110,443
Phillips 66	31,660	4,336,154
ProPetro Holding Corp. *	9,405	90,006
Range Resources Corp.	6,484	256,053
REX American Resources Corp. *	1,019	33,617
RPC, Inc.	6,230	33,144
Select Water Solutions, Inc.	3,823	38,612
SLB Ltd.	45,904	1,663,561
SM Energy Co.	7,291	138,894
Summit Midstream Corp. *	842	21,084
Talos Energy, Inc. *	8,483	97,215
Targa Resources Corp.	2,928	513,308
TechnipFMC PLC	7,392	334,562
Texas Pacific Land Corp.	63	54,450
Tidewater, Inc. *	490	26,470
Transocean Ltd. *	8,241	36,343
Valaris Ltd. *	1,051	59,287
Valero Energy Corp.	34,801	6,151,425
Vital Energy, Inc. *	4,283	76,794
W&T Offshore, Inc.	12,069	21,362
Weatherford International PLC	1,840	137,632
Williams Cos., Inc.	20,403	1,243,155
World Kinect Corp.	22,475	520,970
		84,083,863

Equity Real Estate Investment Trusts (REITs) 1.9%
Acadia Realty Trust	1,667	34,290
Agree Realty Corp.	749	56,340
Alexander & Baldwin, Inc.	2,007	31,369
Alexandria Real Estate Equities, Inc.	4,186	224,663
American Assets Trust, Inc.	1,763	34,379
American Healthcare REIT, Inc.	967	49,104
American Homes 4 Rent, Class A	3,872	124,369
American Tower Corp.	5,592	1,013,662
Americold Realty Trust, Inc.	8,755	94,817
Apple Hospitality REIT, Inc.	7,689	91,422
AvalonBay Communities, Inc.	1,900	345,686
SECURITY	NUMBER OF SHARES	VALUE ($)
Brandywine Realty Trust	13,261	45,485
Brixmor Property Group, Inc.	6,319	165,179
Broadstone Net Lease, Inc.	3,444	60,511
BXP, Inc.	5,031	364,043
Camden Property Trust	1,745	185,563
CareTrust REIT, Inc.	1,119	41,996
Centerspace	375	25,035
COPT Defense Properties	2,898	89,056
Cousins Properties, Inc.	3,899	100,516
Crown Castle, Inc.	9,010	822,433
CubeSmart	3,066	114,147
DiamondRock Hospitality Co.	6,428	58,559
Digital Realty Trust, Inc.	3,929	629,111
Diversified Healthcare Trust	18,349	88,626
Douglas Emmett, Inc.	6,958	84,818
Easterly Government Properties, Inc.	1,501	32,722
EastGroup Properties, Inc.	422	76,458
Elme Communities	2,048	35,553
Empire State Realty Trust, Inc., Class A	7,154	50,293
EPR Properties	1,796	93,877
Equinix, Inc.	758	571,009
Equity LifeStyle Properties, Inc.	1,950	122,596
Equity Residential	6,912	426,816
Essential Properties Realty Trust, Inc.	1,148	36,346
Essex Property Trust, Inc.	908	239,367
Extra Space Storage, Inc.	1,754	233,580
Federal Realty Investment Trust	1,562	154,216
First Industrial Realty Trust, Inc.	1,606	91,927
Four Corners Property Trust, Inc.	1,148	27,598
Gaming & Leisure Properties, Inc.	3,843	167,286
Global Net Lease, Inc.	6,313	51,830
Healthcare Realty Trust, Inc.	8,961	163,359
Healthpeak Properties, Inc.	14,934	272,695
Highwoods Properties, Inc.	3,993	111,005
Host Hotels & Resorts, Inc.	21,079	371,623
Hudson Pacific Properties, Inc. *	32,751	64,847
Independence Realty Trust, Inc.	2,600	44,590
Innovative Industrial Properties, Inc.	449	22,203
InvenTrust Properties Corp.	1,356	38,700
Invitation Homes, Inc.	8,132	229,322
Iron Mountain, Inc.	3,856	332,966
JBG SMITH Properties	5,434	99,062
Kilroy Realty Corp.	4,035	173,061
Kimco Realty Corp.	10,088	208,418
Kite Realty Group Trust	3,330	77,056
Lamar Advertising Co., Class A	1,539	203,748
Lineage, Inc.	881	31,557
LTC Properties, Inc.	869	31,710
LXP Industrial Trust	1,641	79,589
Macerich Co.	6,532	113,396
Medical Properties Trust, Inc.	36,257	208,840
Mid-America Apartment Communities, Inc.	1,906	259,006
Millrose Properties, Inc.	1,498	45,629
National Health Investors, Inc.	633	50,311
National Storage Affiliates Trust	1,108	32,631
NNN REIT, Inc.	2,779	114,912
Omega Healthcare Investors, Inc.	3,754	172,384
Outfront Media, Inc.	5,136	120,850
Paramount Group, Inc. *	9,607	63,310
Park Hotels & Resorts, Inc.	13,395	144,934
Peakstone Realty Trust	3,410	46,615
Pebblebrook Hotel Trust	6,178	70,059
Phillips Edison & Co., Inc.	1,893	67,202
Piedmont Realty Trust, Inc., Class A	8,680	75,863
PotlatchDeltic Corp.	3,158	127,078
Prologis, Inc.	8,555	1,099,574
Public Storage	1,562	428,831
Rayonier, Inc.	3,833	85,131

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Realty Income Corp.	7,027	404,825
Regency Centers Corp.	2,643	188,076
Rexford Industrial Realty, Inc.	2,170	90,294
RLJ Lodging Trust	10,094	76,109
Ryman Hospitality Properties, Inc.	680	64,892
Sabra Health Care REIT, Inc.	5,398	105,315
SBA Communications Corp.	1,211	235,261
Service Properties Trust (a)	41,109	71,530
Sila Realty Trust, Inc.	842	20,141
Simon Property Group, Inc.	4,043	753,292
SITE Centers Corp.	331	2,436
SL Green Realty Corp.	2,259	106,467
STAG Industrial, Inc.	2,738	107,549
Summit Hotel Properties, Inc.	3,959	21,220
Sun Communities, Inc.	2,074	267,214
Sunstone Hotel Investors, Inc.	7,333	68,637
Tanger, Inc.	1,646	55,273
Terreno Realty Corp.	755	47,406
UDR, Inc.	5,263	191,678
Urban Edge Properties	2,811	54,027
Ventas, Inc.	7,533	607,386
Veris Residential, Inc.	1,857	27,966
VICI Properties, Inc.	9,561	275,548
Vornado Realty Trust	4,503	165,800
Welltower, Inc.	4,647	967,598
Weyerhaeuser Co.	31,430	698,060
WP Carey, Inc.	3,678	247,787
Xenia Hotels & Resorts, Inc.	4,089	57,164
		19,247,671

Financial Services 7.2%
Acadian Asset Management, Inc.	1,047	46,947
Adamas Trust, Inc.	5,076	38,679
Affiliated Managers Group, Inc.	1,399	376,093
AGNC Investment Corp.	16,325	171,249
Ally Financial, Inc.	22,559	931,687
American Express Co.	7,747	2,829,747
Ameriprise Financial, Inc.	1,725	786,152
Annaly Capital Management, Inc.	16,403	373,988
Apollo Commercial Real Estate Finance, Inc.	6,951	70,414
Apollo Global Management, Inc.	1,699	224,013
Arbor Realty Trust, Inc. (b)	6,763	60,258
ARES Management Corp., Class A	739	115,912
Artisan Partners Asset Management, Inc., Class A	2,301	95,445
B Riley Financial, Inc. *(b)	5,689	24,690
Bank of New York Mellon Corp.	18,781	2,105,350
Berkshire Hathaway, Inc., Class B *	32,536	16,717,322
BGC Group, Inc., Class A	5,098	44,353
Blackrock, Inc.	1,935	2,026,525
Blackstone Mortgage Trust, Inc., Class A	6,171	120,149
Blackstone, Inc.	5,018	734,736
Block, Inc. *	5,940	396,792
Bread Financial Holdings, Inc.	4,940	334,586
BrightSpire Capital, Inc.	5,894	33,065
Capital One Financial Corp.	23,019	5,042,772
Carlyle Group, Inc.	5,069	276,413
Charles Schwab Corp. (c)	14,282	1,324,370
Chimera Investment Corp.	6,625	84,734
Claros Mortgage Trust, Inc. *	15,278	50,876
CME Group, Inc.	3,330	937,262
Cohen & Steers, Inc.	460	29,095
Coinbase Global, Inc., Class A *	183	49,926
Corebridge Financial, Inc.	12,033	361,231
Corpay, Inc. *	1,200	354,960
Credit Acceptance Corp. *	208	96,090
DigitalBridge Group, Inc.	8,676	84,244
SECURITY	NUMBER OF SHARES	VALUE ($)
Donnelley Financial Solutions, Inc. *	922	45,233
Enact Holdings, Inc.	573	22,181
Encore Capital Group, Inc. *	1,817	94,284
Enova International, Inc. *	861	112,868
Equitable Holdings, Inc.	6,206	289,758
Essent Group Ltd.	2,112	132,549
Euronet Worldwide, Inc. *	1,349	99,947
Evercore, Inc., Class A	927	296,705
EZCORP, Inc., Class A *	1,695	32,680
FactSet Research Systems, Inc.	356	98,708
Federal Agricultural Mortgage Corp., Class C	146	25,077
Federated Hermes, Inc.	3,096	155,326
Fidelity National Information Services, Inc.	12,609	829,294
FirstCash Holdings, Inc.	920	145,737
Fiserv, Inc. *	6,148	377,918
Franklin BSP Realty Trust, Inc.	3,190	33,240
Franklin Resources, Inc.	18,292	413,216
Global Payments, Inc.	10,092	764,570
Goldman Sachs Group, Inc.	6,734	5,562,553
Green Dot Corp., Class A *	2,691	33,826
Hamilton Lane, Inc., Class A	160	19,830
Houlihan Lokey, Inc.	622	109,099
Interactive Brokers Group, Inc., Class A	1,213	78,869
Intercontinental Exchange, Inc.	5,399	849,263
Invesco Ltd.	20,966	512,619
Jack Henry & Associates, Inc.	1,125	196,290
Jackson Financial, Inc., Class A	3,151	308,830
Janus Henderson Group PLC	4,002	174,927
Jefferies Financial Group, Inc.	4,329	249,177
KKR & Co., Inc.	3,950	483,125
KKR Real Estate Finance Trust, Inc.	2,704	22,957
Ladder Capital Corp.	3,836	42,388
LendingClub Corp. *	1,790	32,399
loanDepot, Inc., Class A *	13,220	37,413
LPL Financial Holdings, Inc.	961	342,154
MarketAxess Holdings, Inc.	415	68,014
Mastercard, Inc., Class A	4,373	2,407,468
MFA Financial, Inc.	4,714	45,349
MGIC Investment Corp.	7,745	219,571
Moelis & Co., Class A	1,793	115,057
Moody's Corp.	1,138	558,508
Morgan Stanley	24,656	4,183,137
Morningstar, Inc.	242	51,996
MSCI, Inc.	449	253,110
Nasdaq, Inc.	3,856	350,588
Navient Corp.	12,256	151,974
NCR Atleos Corp. *	3,318	122,998
Nelnet, Inc., Class A	313	40,452
NMI Holdings, Inc., Class A *	1,251	47,726
Northern Trust Corp.	4,659	611,913
OneMain Holdings, Inc.	9,939	616,516
Oppenheimer Holdings, Inc., Class A	380	25,851
PayPal Holdings, Inc.	22,152	1,388,709
Paysafe Ltd. *	1,895	14,573
PennyMac Financial Services, Inc.	1,290	173,595
PennyMac Mortgage Investment Trust	4,523	58,075
Piper Sandler Cos.	286	96,067
PJT Partners, Inc., Class A	194	32,594
PRA Group, Inc. *	2,072	33,566
PROG Holdings, Inc.	6,409	184,451
Radian Group, Inc.	4,637	164,845
Raymond James Financial, Inc.	2,590	405,439
Ready Capital Corp.	9,557	24,179
Redwood Trust, Inc.	4,883	26,905
Regional Management Corp.	724	27,541
Rithm Capital Corp.	22,597	259,640
Rocket Cos., Inc., Class A	16,878	337,222

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
S&P Global, Inc.	2,783	1,388,244
SEI Investments Co.	2,783	225,033
Shift4 Payments, Inc., Class A *	208	15,346
SLM Corp.	10,261	300,647
Starwood Property Trust, Inc.	10,950	200,823
State Street Corp.	9,580	1,140,212
Stifel Financial Corp.	1,531	186,782
StoneX Group, Inc. *	1,493	135,281
Synchrony Financial	28,464	2,201,975
T. Rowe Price Group, Inc.	10,278	1,052,262
Toast, Inc., Class A *	1,220	41,712
TPG RE Finance Trust, Inc.	2,649	24,079
TPG, Inc.	896	52,936
Tradeweb Markets, Inc., Class A	466	50,729
Two Harbors Investment Corp.	3,016	30,582
Victory Capital Holdings, Inc., Class A	882	55,469
Virtu Financial, Inc., Class A	3,072	109,855
Virtus Investment Partners, Inc.	219	34,950
Visa, Inc., Class A	9,998	3,343,731
Voya Financial, Inc.	2,785	195,786
Walker & Dunlop, Inc.	1,123	72,591
Western Union Co.	33,704	296,258
WEX, Inc. *	796	118,095
World Acceptance Corp. *	162	25,055
		74,771,197

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	47,840	2,823,038
Archer-Daniels-Midland Co.	53,947	3,276,741
B&G Foods, Inc.	13,187	60,792
Boston Beer Co., Inc., Class A *	324	63,115
Brown-Forman Corp., Class B	7,701	223,175
Bunge Global SA	19,629	1,885,758
Calavo Growers, Inc.	1,154	23,646
Cal-Maine Foods, Inc.	1,248	103,983
Campbell's Co.	8,011	244,175
Coca-Cola Co.	46,485	3,398,983
Coca-Cola Consolidated, Inc.	877	142,907
Conagra Brands, Inc.	28,524	509,153
Constellation Brands, Inc., Class A	4,098	558,885
Darling Ingredients, Inc. *	6,837	250,303
Flowers Foods, Inc.	10,352	111,077
Fresh Del Monte Produce, Inc.	4,289	155,005
General Mills, Inc.	22,232	1,052,685
Hain Celestial Group, Inc. *	34,960	38,456
Hershey Co.	2,665	501,233
Hormel Foods Corp.	11,743	272,555
Ingredion, Inc.	2,556	274,872
J&J Snack Foods Corp.	361	33,338
J.M. Smucker Co.	5,021	523,088
John B Sanfilippo & Son, Inc.	607	44,086
Kellanova	5,823	487,036
Keurig Dr. Pepper, Inc.	25,317	706,344
Kraft Heinz Co.	46,401	1,183,690
Lamb Weston Holdings, Inc.	3,875	228,858
Marzetti Co.	456	76,125
McCormick & Co., Inc. - Non Voting Shares	4,777	322,352
MGP Ingredients, Inc.	664	15,146
Molson Coors Beverage Co., Class B	9,685	450,449
Mondelez International, Inc., Class A	33,353	1,920,132
Monster Beverage Corp. *	6,747	505,958
Nomad Foods Ltd.	7,704	94,220
PepsiCo, Inc.	29,880	4,444,351
Philip Morris International, Inc.	23,020	3,625,190
Pilgrim's Pride Corp.	1,454	55,310
Post Holdings, Inc. *	1,638	170,401
Seaboard Corp.	35	163,785
SECURITY	NUMBER OF SHARES	VALUE ($)
Seneca Foods Corp., Class A *	319	38,583
Simply Good Foods Co. *	1,445	28,438
TreeHouse Foods, Inc. *	4,564	109,034
Tyson Foods, Inc., Class A	30,163	1,750,962
Universal Corp.	2,042	107,736
		33,055,149

Health Care Equipment & Services 5.8%
Abbott Laboratories	26,061	3,359,263
Acadia Healthcare Co., Inc. *	4,888	84,074
AdaptHealth Corp. *	6,390	61,727
Addus HomeCare Corp. *	384	46,157
agilon health, Inc. *	26,003	16,931
Align Technology, Inc. *	1,645	242,128
AMN Healthcare Services, Inc. *	7,621	126,890
Astrana Health, Inc. *	1,129	26,012
Avanos Medical, Inc. *	2,564	30,101
Baxter International, Inc.	24,367	456,638
Becton Dickinson & Co.	6,298	1,221,938
Boston Scientific Corp. *	7,563	768,250
BrightSpring Health Services, Inc. *	1,009	36,485
Brookdale Senior Living, Inc. *	8,696	96,786
Cardinal Health, Inc.	4,325	918,024
Cencora, Inc.	1,776	655,220
Centene Corp. *	63,640	2,503,598
Chemed Corp.	309	135,710
Cigna Group	18,011	4,994,090
Claritev Corp. *	1,102	59,585
Clover Health Investments Corp. *	6,505	16,197
Community Health Systems, Inc. *	43,095	149,109
Concentra Group Holdings Parent, Inc.	5,263	108,207
CONMED Corp.	769	33,390
Cooper Cos., Inc. *	2,978	232,076
Cross Country Healthcare, Inc. *	3,482	35,725
CVS Health Corp.	129,471	10,404,290
DaVita, Inc. *	2,340	280,051
Dentsply Sirona, Inc.	15,185	172,198
Dexcom, Inc. *	1,785	113,294
Edwards Lifesciences Corp. *	7,599	658,605
Elevance Health, Inc.	12,626	4,270,871
Embecta Corp.	3,706	47,270
Encompass Health Corp.	1,661	193,041
Enhabit, Inc. *	3,657	32,694
Enovis Corp. *	2,708	81,971
Ensign Group, Inc.	688	127,651
Envista Holdings Corp. *	7,323	153,051
Evolent Health, Inc., Class A *	2,738	11,500
Fulgent Genetics, Inc. *	1,292	38,217
GE HealthCare Technologies, Inc.	11,139	891,009
Globus Medical, Inc., Class A *	1,108	100,872
Haemonetics Corp. *	1,062	86,394
HCA Healthcare, Inc.	5,149	2,617,185
HealthEquity, Inc. *	494	51,959
Henry Schein, Inc. *	6,145	458,233
Hologic, Inc. *	6,650	498,550
Humana, Inc.	9,732	2,391,834
ICU Medical, Inc. *	509	75,556
IDEXX Laboratories, Inc. *	538	405,049
Insulet Corp. *	118	38,608
Integer Holdings Corp. *	556	40,132
Integra LifeSciences Holdings Corp. *	5,240	68,749
Intuitive Surgical, Inc. *	1,149	658,928
Labcorp Holdings, Inc.	5,464	1,468,614
Lantheus Holdings, Inc. *	404	23,783
LivaNova PLC *	841	53,664
Masimo Corp. *	590	84,034
McKesson Corp.	1,689	1,488,212
Merit Medical Systems, Inc. *	558	48,317

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Molina Healthcare, Inc. *	2,506	371,540
National HealthCare Corp.	453	61,739
Neogen Corp. *	5,354	32,017
OmniAb, Inc., Class A *(d)	52	0
OmniAb, Inc., Class B *(d)	52	0
Omnicell, Inc. *	1,369	49,982
Option Care Health, Inc. *	4,008	124,649
Owens & Minor, Inc. *	18,069	49,148
Pediatrix Medical Group, Inc. *	4,149	99,949
Penumbra, Inc. *	138	40,457
Privia Health Group, Inc. *	1,478	36,019
Quest Diagnostics, Inc.	3,487	659,671
QuidelOrtho Corp. *	4,706	128,709
RadNet, Inc. *	432	35,765
ResMed, Inc.	1,208	309,043
Select Medical Holdings Corp.	4,065	62,967
Solventum Corp. *	5,517	470,379
STERIS PLC	1,413	376,254
Stryker Corp.	2,963	1,099,806
Surgery Partners, Inc. *	1,891	32,279
Teladoc Health, Inc. *	6,264	47,544
Teleflex, Inc.	1,384	158,357
Tenet Healthcare Corp. *	2,955	640,762
UnitedHealth Group, Inc.	28,180	9,292,919
Universal Health Services, Inc., Class B	3,265	795,452
Varex Imaging Corp. *	2,632	30,452
Veeva Systems, Inc., Class A *	502	120,626
Waystar Holding Corp. *	506	18,676
Zimmer Biomet Holdings, Inc.	5,411	527,681
		60,221,539

Household & Personal Products 1.1%
BellRing Brands, Inc. *	452	13,962
Central Garden & Pet Co. *	369	12,605
Central Garden & Pet Co., Class A *	2,782	86,075
Church & Dwight Co., Inc.	3,840	327,014
Clorox Co.	2,188	236,173
Colgate-Palmolive Co.	12,886	1,035,906
Coty, Inc., Class A *	15,048	49,959
Edgewell Personal Care Co.	3,525	62,957
elf Beauty, Inc. *	266	20,261
Energizer Holdings, Inc.	3,236	58,992
Estee Lauder Cos., Inc., Class A	8,746	822,736
Herbalife Ltd. *	13,644	173,688
Interparfums, Inc.	243	19,749
Kenvue, Inc.	42,517	737,670
Kimberly-Clark Corp.	6,981	761,767
Medifast, Inc. *(a)	3,848	42,213
Nu Skin Enterprises, Inc., Class A	12,028	118,957
Procter & Gamble Co.	45,548	6,748,392
Reynolds Consumer Products, Inc.	1,985	49,585
Spectrum Brands Holdings, Inc.	2,324	137,929
USANA Health Sciences, Inc. *	1,234	24,495
WD-40 Co.	143	27,999
		11,569,084

Insurance 2.5%
Aflac, Inc.	14,359	1,583,941
Allstate Corp.	8,300	1,767,734
American Financial Group, Inc.	3,184	438,500
American International Group, Inc.	32,773	2,495,992
AMERISAFE, Inc.	595	24,276
Aon PLC, Class A	2,966	1,049,727
Arthur J Gallagher & Co.	1,473	364,744
Assurant, Inc.	1,128	257,364
Brighthouse Financial, Inc. *	867	56,832
Brown & Brown, Inc.	1,797	144,533
SECURITY	NUMBER OF SHARES	VALUE ($)
Chubb Ltd.	6,560	1,942,941
Cincinnati Financial Corp.	3,700	620,083
CNA Financial Corp.	699	32,678
CNO Financial Group, Inc.	5,352	219,057
Employers Holdings, Inc.	1,148	45,748
Erie Indemnity Co., Class A	248	73,282
Fidelity National Financial, Inc.	8,088	480,670
First American Financial Corp.	5,357	352,276
Genworth Financial, Inc., Class A *	29,882	259,376
Globe Life, Inc.	1,963	264,475
Hanover Insurance Group, Inc.	1,001	185,736
Hartford Insurance Group, Inc.	7,451	1,021,011
Horace Mann Educators Corp.	1,019	46,650
Kemper Corp.	2,094	85,268
Kinsale Capital Group, Inc.	76	29,252
Lincoln National Corp.	9,250	380,545
Loews Corp.	4,532	488,867
Markel Group, Inc. *	252	524,271
Marsh & McLennan Cos., Inc.	5,866	1,076,118
Mercury General Corp.	808	75,241
MetLife, Inc.	21,244	1,626,441
Old Republic International Corp.	10,103	465,748
Primerica, Inc.	647	166,486
Principal Financial Group, Inc.	8,734	740,818
ProAssurance Corp. *	993	23,911
Progressive Corp.	6,054	1,385,095
Prudential Financial, Inc.	12,503	1,353,450
Reinsurance Group of America, Inc.	1,306	247,970
RLI Corp.	1,326	81,761
Safety Insurance Group, Inc.	602	45,764
Selective Insurance Group, Inc.	1,331	104,563
Stewart Information Services Corp.	1,626	124,600
Travelers Cos., Inc.	6,507	1,905,640
Unum Group	4,972	377,723
W.R. Berkley Corp.	4,709	365,842
White Mountains Insurance Group Ltd.	58	117,406
Willis Towers Watson PLC	1,729	555,009
		26,075,415

Materials 3.6%
AdvanSix, Inc.	2,142	32,965
Air Products & Chemicals, Inc.	3,450	900,623
Albemarle Corp.	4,597	597,564
Alcoa Corp.	13,393	559,024
Alpha Metallurgical Resources, Inc. *	1,163	185,161
Amcor PLC	83,060	707,671
AptarGroup, Inc.	1,255	156,561
Ardagh Metal Packaging SA	6,037	22,639
Ashland, Inc.	3,079	162,879
Avery Dennison Corp.	2,011	346,636
Avient Corp.	3,394	103,823
Axalta Coating Systems Ltd. *	5,641	169,963
Balchem Corp.	356	55,611
Ball Corp.	10,126	501,541
Cabot Corp.	1,739	108,809
Celanese Corp.	8,806	366,770
CF Industries Holdings, Inc.	8,566	674,144
Chemours Co.	15,965	204,192
Clearwater Paper Corp. *	1,989	36,180
Cleveland-Cliffs, Inc. *	62,484	814,791
Coeur Mining, Inc. *	4,523	78,112
Commercial Metals Co.	6,799	433,640
Compass Minerals International, Inc. *	2,663	50,570
Corteva, Inc.	15,449	1,042,344
CRH PLC	16,384	1,965,425
Crown Holdings, Inc.	3,935	381,026
Dow, Inc.	77,639	1,851,690
DuPont de Nemours, Inc.	23,164	921,232

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Eagle Materials, Inc.	767	171,593
Eastman Chemical Co.	7,482	464,483
Ecolab, Inc.	2,710	745,684
Ecovyst, Inc. *	9,021	82,993
Element Solutions, Inc.	5,322	137,946
Ferroglobe PLC	6,724	29,787
FMC Corp.	8,612	123,066
Freeport-McMoRan, Inc.	33,806	1,452,982
Graphic Packaging Holding Co.	12,450	201,441
Greif, Inc., Class A	2,043	134,082
Hawkins, Inc.	273	35,495
HB Fuller Co.	2,153	125,477
Hecla Mining Co.	9,294	156,325
Huntsman Corp.	27,233	283,768
Ingevity Corp. *	2,006	104,773
Innospec, Inc.	928	69,377
International Flavors & Fragrances, Inc.	7,202	500,395
International Paper Co.	20,035	790,982
Kaiser Aluminum Corp.	917	88,078
Knife River Corp. *	1,091	81,650
Koppers Holdings, Inc.	1,684	49,964
Linde PLC	6,152	2,524,289
Louisiana-Pacific Corp.	2,217	181,816
LSB Industries, Inc. *	2,921	26,085
LyondellBasell Industries NV, Class A	24,617	1,205,987
Magnera Corp. *	2,106	29,821
Martin Marietta Materials, Inc.	705	439,384
Materion Corp.	618	75,513
Mativ Holdings, Inc.	6,489	81,048
Metallus, Inc. *	2,889	48,853
Minerals Technologies, Inc.	1,574	92,315
Mosaic Co.	31,124	762,227
MP Materials Corp. *	348	21,559
Myers Industries, Inc.	1,918	34,639
NewMarket Corp.	188	143,544
Newmont Corp.	22,054	2,000,959
Nucor Corp.	16,968	2,706,226
O-I Glass, Inc. *	15,950	215,006
Olin Corp.	17,748	374,483
Olympic Steel, Inc.	1,561	60,707
Orion SA	4,763	24,196
Packaging Corp. of America	2,482	506,502
PPG Industries, Inc.	6,867	686,975
Quaker Chemical Corp.	444	61,205
Rayonier Advanced Materials, Inc. *	8,083	52,782
Reliance, Inc.	2,898	809,469
Royal Gold, Inc.	526	107,220
RPM International, Inc.	2,463	264,157
Ryerson Holding Corp.	5,809	133,200
Scotts Miracle-Gro Co.	1,524	86,289
Sealed Air Corp.	5,877	252,417
Sensient Technologies Corp.	993	96,808
Sherwin-Williams Co.	1,901	653,355
Silgan Holdings, Inc.	3,100	122,884
Solstice Advanced Materials, Inc. *	3,410	162,589
Sonoco Products Co.	5,811	245,050
Southern Copper Corp.	1,479	199,401
Steel Dynamics, Inc.	8,209	1,377,717
Stepan Co.	1,716	77,786
SunCoke Energy, Inc.	6,424	41,885
Sylvamo Corp.	1,926	91,235
Tredegar Corp. *	2,618	20,420
TriMas Corp.	1,689	57,544
Trinseo PLC	12,047	11,737
Tronox Holdings PLC	24,425	101,120
Vulcan Materials Co.	1,484	441,104
Warrior Met Coal, Inc.	2,563	200,657
SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	1,929	128,877
Worthington Steel, Inc.	2,616	88,290
		37,389,259

Media & Entertainment 7.9%
Advantage Solutions, Inc. *	13,115	12,454
Alphabet, Inc., Class A	75,553	24,190,560
Alphabet, Inc., Class C	61,120	19,565,734
AMC Entertainment Holdings, Inc., Class A *	1,293	3,168
AMC Networks, Inc., Class A *	9,602	85,650
Angi, Inc. *	500	5,710
Cable One, Inc.	530	62,111
Cargurus, Inc. *	1,630	57,506
Cars.com, Inc. *	2,708	31,413
Charter Communications, Inc., Class A *	8,020	1,604,962
Cinemark Holdings, Inc.	1,490	40,796
Clear Channel Outdoor Holdings, Inc. *	20,289	40,375
Comcast Corp., Class A	210,329	5,613,681
EchoStar Corp., Class A *	3,664	268,535
Electronic Arts, Inc.	4,816	972,977
EW Scripps Co., Class A *(a)	23,050	97,502
Fox Corp., Class A	14,175	928,463
Gray Media, Inc.	22,782	112,087
IAC, Inc. *	2,200	77,154
iHeartMedia, Inc., Class A *	34,831	136,886
John Wiley & Sons, Inc., Class A	1,890	68,720
Liberty Broadband Corp., Class C *	841	38,930
Liberty Media Corp.-Liberty Formula One, Class C *	1,356	130,149
Lionsgate Studios Corp. *	4,738	35,345
Live Nation Entertainment, Inc. *	266	34,966
Match Group, Inc.	4,287	142,800
Meta Platforms, Inc., Class A	18,951	12,279,300
Netflix, Inc. *	22,116	2,379,239
New York Times Co., Class A	2,297	148,157
News Corp., Class A	13,761	353,382
Nexstar Media Group, Inc.	2,156	414,254
Omnicom Group, Inc.	12,993	930,559
Optimum Communications, Inc., Class A *	96,723	183,774
Paramount Skydance Corp., Class B	68,837	1,102,769
Pinterest, Inc., Class A *	2,590	67,651
Roku, Inc. *	840	81,304
Scholastic Corp.	2,712	80,112
Shutterstock, Inc.	1,511	31,459
Sinclair, Inc.	8,651	136,340
Sirius XM Holdings, Inc.	19,997	425,136
Snap, Inc., Class A *	5,978	45,911
Take-Two Interactive Software, Inc. *	1,106	272,153
TEGNA, Inc.	11,793	230,199
Thryv Holdings, Inc. *	2,798	15,753
TKO Group Holdings, Inc.	235	45,564
Trade Desk, Inc., Class A *	788	31,173
TripAdvisor, Inc. *	3,322	49,398
USA TODAY Co., Inc. *	10,522	52,715
Walt Disney Co.	35,608	3,719,968
Warner Bros Discovery, Inc. *	152,147	3,651,528
Warner Music Group Corp., Class A	1,168	32,984
WideOpenWest, Inc. *	5,380	27,868
Yelp, Inc. *	2,888	83,492
Ziff Davis, Inc. *	2,783	91,338
ZoomInfo Technologies, Inc. *	4,563	45,265
		81,367,379

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 6.3%
AbbVie, Inc.	26,872	6,118,754
Agilent Technologies, Inc.	4,722	724,827
Amgen, Inc.	11,873	4,101,647
Amneal Pharmaceuticals, Inc. *	2,677	33,516
Avantor, Inc. *	20,128	236,101
Azenta, Inc. *	1,068	37,978
Biogen, Inc. *	7,632	1,389,711
BioMarin Pharmaceutical, Inc. *	1,761	98,493
Bio-Rad Laboratories, Inc., Class A *	491	159,506
Bio-Techne Corp.	1,537	99,152
Bristol-Myers Squibb Co.	92,318	4,542,046
Bruker Corp.	2,416	117,925
Charles River Laboratories International, Inc. *	1,157	206,108
Collegium Pharmaceutical, Inc. *	637	29,735
Corcept Therapeutics, Inc. *	649	51,531
Danaher Corp.	7,667	1,738,722
Elanco Animal Health, Inc. *	15,055	350,330
Eli Lilly & Co.	2,591	2,786,543
Emergent BioSolutions, Inc. *	6,529	72,929
Exact Sciences Corp. *	930	94,200
Exelixis, Inc. *	3,027	133,703
Fortrea Holdings, Inc. *	12,337	156,803
Gilead Sciences, Inc.	28,457	3,581,029
Halozyme Therapeutics, Inc. *	875	62,475
Illumina, Inc. *	2,258	296,814
Incyte Corp. *	2,234	233,364
Innoviva, Inc. *	1,717	37,310
IQVIA Holdings, Inc. *	3,649	839,306
Ironwood Pharmaceuticals, Inc. *	24,963	87,371
Jazz Pharmaceuticals PLC *	1,745	308,045
Johnson & Johnson	53,964	11,166,231
Medpace Holdings, Inc. *	129	76,427
Merck & Co., Inc.	62,422	6,543,698
Mettler-Toledo International, Inc. *	264	389,854
Moderna, Inc. *	30,086	781,634
Myriad Genetics, Inc. *	3,625	27,659
Neurocrine Biosciences, Inc. *	718	109,251
Organon & Co.	33,580	258,902
Pacira BioSciences, Inc. *	935	22,038
Pfizer, Inc.	289,046	7,440,044
Prestige Consumer Healthcare, Inc. *	928	55,262
Regeneron Pharmaceuticals, Inc.	2,156	1,682,090
Repligen Corp. *	317	54,213
Revvity, Inc.	2,694	281,281
Royalty Pharma PLC, Class A	4,817	192,776
Sotera Health Co. *	1,738	30,380
Supernus Pharmaceuticals, Inc. *	917	41,806
Thermo Fisher Scientific, Inc.	5,854	3,458,719
United Therapeutics Corp. *	561	272,646
Vertex Pharmaceuticals, Inc. *	1,850	802,178
Viatris, Inc.	98,136	1,049,074
Vir Biotechnology, Inc. *	964	6,189
Waters Corp. *	917	369,936
West Pharmaceutical Services, Inc.	943	261,447
Zoetis, Inc.	4,675	599,241
		64,698,950

Real Estate Management & Development 0.3%
Anywhere Real Estate, Inc. *	25,785	367,436
CBRE Group, Inc., Class A *	6,723	1,087,983
Compass, Inc., Class A *	12,114	126,228
CoStar Group, Inc. *	1,896	130,445
Cushman & Wakefield Ltd. *	12,996	217,683
eXp World Holdings, Inc.	8,255	93,694
Howard Hughes Holdings, Inc. *	134	11,997
SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	1,969	641,284
Kennedy-Wilson Holdings, Inc.	5,758	56,025
Marcus & Millichap, Inc.	1,051	30,794
Newmark Group, Inc., Class A	3,652	63,472
Opendoor Technologies, Inc. *	56,291	433,441
Zillow Group, Inc., Class C *	1,637	121,760
		3,382,242

Semiconductors & Semiconductor Equipment 5.4%
Advanced Micro Devices, Inc. *	9,428	2,050,873
Allegro MicroSystems, Inc. *	1,133	30,240
Alpha & Omega Semiconductor Ltd. *	778	15,778
Amkor Technology, Inc.	6,820	248,180
Analog Devices, Inc.	6,497	1,723,914
Applied Materials, Inc.	13,087	3,301,196
Axcelis Technologies, Inc. *	745	61,664
Broadcom, Inc.	18,269	7,361,676
Cirrus Logic, Inc. *	1,372	165,106
Cohu, Inc. *	2,026	49,272
Diodes, Inc. *	2,269	104,850
Enphase Energy, Inc. *	1,899	54,786
Entegris, Inc.	1,660	128,052
First Solar, Inc. *	1,039	283,564
FormFactor, Inc. *	1,529	84,126
GLOBALFOUNDRIES, Inc. *	2,045	73,293
Ichor Holdings Ltd. *	1,531	25,721
Intel Corp. *	335,657	13,614,248
KLA Corp.	1,202	1,412,915
Lam Research Corp.	19,375	3,022,500
Lattice Semiconductor Corp. *	874	61,363
MACOM Technology Solutions Holdings, Inc. *	201	35,173
Marvell Technology, Inc.	4,107	367,166
MaxLinear, Inc. *	2,344	36,496
Microchip Technology, Inc.	11,980	641,888
Micron Technology, Inc.	27,983	6,617,420
MKS, Inc.	1,647	257,574
Monolithic Power Systems, Inc.	168	155,933
NVIDIA Corp.	21,645	3,831,165
ON Semiconductor Corp. *	10,118	508,328
Onto Innovation, Inc. *	485	69,433
Penguin Solutions, Inc. *	1,598	32,328
Photronics, Inc. *	2,559	58,627
Power Integrations, Inc.	1,261	42,370
Qnity Electronics, Inc.	11,581	939,103
Qorvo, Inc. *	5,313	456,334
QUALCOMM, Inc.	21,362	3,590,739
Rambus, Inc. *	669	63,936
Semtech Corp. *	707	52,431
Silicon Laboratories, Inc. *	909	115,970
Skyworks Solutions, Inc.	6,479	427,290
Synaptics, Inc. *	1,077	73,785
Teradyne, Inc.	3,597	654,258
Texas Instruments, Inc.	14,505	2,440,756
Ultra Clean Holdings, Inc. *	2,369	60,078
Universal Display Corp.	414	49,237
		55,451,135

Software & Services 4.8%
Accenture PLC, Class A	10,853	2,713,250
ACI Worldwide, Inc. *	1,682	78,819
Adobe, Inc. *	5,022	1,607,693
Akamai Technologies, Inc. *	4,093	366,405
Alarm.com Holdings, Inc. *	549	28,526
Amdocs Ltd.	4,170	318,922
AppLovin Corp., Class A *	185	110,904
ASGN, Inc. *	3,125	140,656

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Autodesk, Inc. *	997	302,430
Bentley Systems, Inc., Class B	271	11,371
Blackbaud, Inc. *	570	32,137
Cadence Design Systems, Inc. *	1,111	346,454
CCC Intelligent Solutions Holdings, Inc. *	3,225	24,026
Cognizant Technology Solutions Corp., Class A	19,846	1,542,233
Commvault Systems, Inc. *	331	40,879
Consensus Cloud Solutions, Inc. *	802	17,516
Crowdstrike Holdings, Inc., Class A *	65	33,095
Datadog, Inc., Class A *	176	28,162
DigitalOcean Holdings, Inc. *	628	27,959
Docusign, Inc. *	298	20,666
Dolby Laboratories, Inc., Class A	1,450	97,802
Dropbox, Inc., Class A *	4,669	139,510
DXC Technology Co. *	28,565	377,058
Dynatrace, Inc. *	815	36,316
EPAM Systems, Inc. *	1,110	207,570
Fair Isaac Corp. *	79	142,661
Fortinet, Inc. *	3,168	257,020
Gartner, Inc. *	773	179,908
Gen Digital, Inc.	11,569	305,075
Globant SA *	532	33,851
GoDaddy, Inc., Class A *	1,443	184,502
Guidewire Software, Inc. *	249	53,779
HubSpot, Inc. *	38	13,958
InterDigital, Inc.	279	99,812
International Business Machines Corp.	15,288	4,717,571
Intuit, Inc.	1,550	982,824
Kyndryl Holdings, Inc. *	9,230	238,411
LiveRamp Holdings, Inc. *	1,990	57,411
Manhattan Associates, Inc. *	318	56,111
Microsoft Corp.	53,201	26,175,424
NCR Voyix Corp. *	7,901	79,879
Okta, Inc. *	545	43,780
Oracle Corp.	17,448	3,523,624
Palantir Technologies, Inc., Class A *	516	86,920
Palo Alto Networks, Inc. *	1,232	234,240
Progress Software Corp. *	780	32,300
PTC, Inc. *	537	94,206
Qualys, Inc. *	392	55,213
RingCentral, Inc., Class A *	406	11,465
Roper Technologies, Inc.	888	396,243
Salesforce, Inc.	5,564	1,282,725
ServiceNow, Inc. *	240	194,978
Snowflake, Inc., Class A *	255	64,066
SPS Commerce, Inc. *	223	18,580
Synopsys, Inc. *	781	326,466
Teradata Corp. *	4,324	123,839
Twilio, Inc., Class A *	1,068	138,509
Tyler Technologies, Inc. *	148	69,504
Unisys Corp. *	5,216	13,979
Unity Software, Inc. *	2,369	100,730
VeriSign, Inc.	655	165,053
Workday, Inc., Class A *	517	111,476
Zoom Communications, Inc., Class A *	2,500	212,400
		49,528,852

Technology Hardware & Equipment 7.3%
Advanced Energy Industries, Inc.	639	134,950
Amphenol Corp., Class A	8,547	1,204,272
Apple, Inc.	161,806	45,119,603
Arista Networks, Inc. *	2,790	364,597
Arrow Electronics, Inc. *	6,130	662,101
Avnet, Inc.	12,406	589,409
Badger Meter, Inc.	190	33,923
Belden, Inc.	825	93,555
Benchmark Electronics, Inc.	2,293	103,025
SECURITY	NUMBER OF SHARES	VALUE ($)
Calix, Inc. *	825	45,598
CDW Corp.	3,050	439,871
Ciena Corp. *	2,839	579,752
Cisco Systems, Inc.	94,104	7,240,362
Cognex Corp.	3,222	122,758
Coherent Corp. *	1,585	260,352
CommScope Holding Co., Inc. *	15,900	313,866
Corning, Inc.	16,922	1,424,832
Crane NXT Co.	917	51,627
CTS Corp.	845	35,769
Dell Technologies, Inc., Class C	4,639	618,611
ePlus, Inc.	988	88,525
F5, Inc. *	755	180,566
Flex Ltd. *	10,786	637,560
Hewlett Packard Enterprise Co.	75,111	1,642,678
HP, Inc.	54,167	1,322,758
Ingram Micro Holding Corp.	2,057	44,040
Insight Enterprises, Inc. *	1,504	130,201
IPG Photonics Corp. *	1,299	103,452
Itron, Inc. *	758	75,072
Jabil, Inc.	3,387	713,675
Keysight Technologies, Inc. *	2,507	496,261
Kimball Electronics, Inc. *	1,767	51,066
Knowles Corp. *	3,042	68,384
Littelfuse, Inc.	593	151,820
Lumentum Holdings, Inc. *	1,439	467,905
Methode Electronics, Inc.	5,421	41,091
Motorola Solutions, Inc.	1,130	417,738
NetApp, Inc.	4,323	482,274
NETGEAR, Inc. *	1,178	31,158
NetScout Systems, Inc. *	2,994	80,479
Novanta, Inc. *	309	35,121
OSI Systems, Inc. *	301	81,526
PC Connection, Inc.	857	49,740
Plexus Corp. *	845	120,793
Pure Storage, Inc., Class A *	917	81,576
Ralliant Corp.	1,188	58,652
Rogers Corp. *	750	62,858
Sandisk Corp. *	2,259	504,390
Sanmina Corp. *	2,870	448,194
ScanSource, Inc. *	1,704	70,069
Seagate Technology Holdings PLC	5,800	1,604,802
Super Micro Computer, Inc. *	3,937	133,267
TD SYNNEX Corp.	3,648	556,247
TE Connectivity PLC	6,400	1,447,360
Teledyne Technologies, Inc. *	532	265,745
Trimble, Inc. *	3,237	263,557
TTM Technologies, Inc. *	3,494	245,209
Viasat, Inc. *	10,441	358,440
Viavi Solutions, Inc. *	6,637	119,068
Vishay Intertechnology, Inc.	10,848	148,292
Vontier Corp.	3,361	121,937
Western Digital Corp.	10,943	1,787,320
Xerox Holdings Corp.	48,198	133,990
Zebra Technologies Corp., Class A *	903	228,233
		75,591,922

Telecommunication Services 2.3%
Array Digital Infrastructure, Inc.	505	24,836
AT&T, Inc.	361,843	9,415,155
Cogent Communications Holdings, Inc.	996	19,004
Frontier Communications Parent, Inc. *	10,804	409,688
GCI Liberty, Inc. *(d)	188	0
GCI Liberty, Inc., Class C *	152	5,065
IDT Corp., Class B	420	20,903
IHS Holding Ltd. *	7,184	51,006
Iridium Communications, Inc.	2,540	41,656
Liberty Global Ltd., Class C *	32,620	374,477

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Latin America Ltd., Class C *	27,901	244,134
Lumen Technologies, Inc. *	250,981	2,035,456
Shenandoah Telecommunications Co.	1,985	21,696
Telephone & Data Systems, Inc.	6,038	243,150
T-Mobile U.S., Inc.	7,756	1,621,081
Uniti Group, Inc.	12,143	77,351
Verizon Communications, Inc.	230,235	9,464,961
		24,069,619

Transportation 2.0%
Alaska Air Group, Inc. *	3,797	162,739
Allegiant Travel Co. *	967	73,492
American Airlines Group, Inc. *	11,699	164,371
ArcBest Corp.	1,786	114,608
Avis Budget Group, Inc. *	3,300	448,404
CH Robinson Worldwide, Inc.	5,412	859,804
Covenant Logistics Group, Inc., Class A	849	16,929
CSX Corp.	57,740	2,041,686
Delta Air Lines, Inc.	3,451	221,209
Expeditors International of Washington, Inc.	6,337	930,905
FedEx Corp.	11,453	3,157,363
Forward Air Corp. *	2,017	46,331
Genco Shipping & Trading Ltd.	2,376	44,954
Global Ship Lease, Inc., Class A	1,314	46,135
GXO Logistics, Inc. *	4,326	219,501
Heartland Express, Inc.	3,081	24,217
Hertz Global Holdings, Inc. *(b)	44,498	233,170
Hub Group, Inc., Class A	4,717	181,935
JB Hunt Transport Services, Inc.	2,965	515,791
JetBlue Airways Corp. *	21,042	96,162
Kirby Corp. *	1,216	138,040
Knight-Swift Transportation Holdings, Inc.	8,283	379,361
Landstar System, Inc.	1,741	227,792
Lyft, Inc., Class A *	449	9,443
Marten Transport Ltd.	4,124	42,271
Matson, Inc.	1,884	205,318
Norfolk Southern Corp.	6,303	1,841,043
Old Dominion Freight Line, Inc.	2,913	394,100
RXO, Inc. *	5,367	70,952
Ryder System, Inc.	2,944	509,930
Saia, Inc. *	433	121,916
Schneider National, Inc., Class B	2,770	62,630
SkyWest, Inc. *	1,270	128,930
Southwest Airlines Co.	4,592	159,848
Sun Country Airlines Holdings, Inc. *	1,618	22,167
Uber Technologies, Inc. *	3,884	340,005
U-Haul Holding Co., Non Voting Shares	3,287	158,138
Union Pacific Corp.	13,705	3,177,230
United Airlines Holdings, Inc. *	1,564	159,465
United Parcel Service, Inc., Class B	32,308	3,094,783
Werner Enterprises, Inc.	5,389	137,743
XPO, Inc. *	1,136	161,380
		21,142,191

Utilities 3.4%
AES Corp.	48,632	683,766
ALLETE, Inc.	1,813	122,595
Alliant Energy Corp.	5,709	396,604
Ameren Corp.	5,980	635,973
American Electric Power Co., Inc.	13,642	1,688,470
American States Water Co.	615	45,369
American Water Works Co., Inc.	2,995	389,560
Atmos Energy Corp.	2,222	391,894
Avista Corp.	3,108	128,609
Black Hills Corp.	2,642	194,953
SECURITY	NUMBER OF SHARES	VALUE ($)
California Water Service Group	1,167	52,947
CenterPoint Energy, Inc.	16,456	657,911
Chesapeake Utilities Corp.	345	47,976
Clearway Energy, Inc., Class C	2,543	93,125
CMS Energy Corp.	7,180	541,659
Consolidated Edison, Inc.	10,731	1,076,963
Constellation Energy Corp.	2,658	968,469
Dominion Energy, Inc.	27,358	1,717,262
DTE Energy Co.	4,952	678,573
Duke Energy Corp.	22,197	2,751,096
Edison International	17,218	1,013,968
Entergy Corp.	10,645	1,038,100
Essential Utilities, Inc.	4,993	197,673
Evergy, Inc.	8,561	664,762
Eversource Energy	11,985	805,152
Exelon Corp.	34,996	1,649,012
FirstEnergy Corp.	17,902	854,283
H2O America	810	37,608
Hawaiian Electric Industries, Inc. *	13,170	154,879
IDACORP, Inc.	1,107	145,880
MDU Resources Group, Inc.	4,586	97,774
MGE Energy, Inc.	595	49,278
National Fuel Gas Co.	2,518	207,609
New Jersey Resources Corp.	2,518	121,065
NextEra Energy, Inc.	31,305	2,701,308
NiSource, Inc.	9,938	438,564
Northwest Natural Holding Co.	1,492	73,809
Northwestern Energy Group, Inc.	2,147	148,336
NRG Energy, Inc.	4,880	827,111
OGE Energy Corp.	5,818	266,348
ONE Gas, Inc.	1,839	153,998
Ormat Technologies, Inc.	869	98,119
Otter Tail Corp.	1,043	85,735
PG&E Corp.	51,208	825,473
Pinnacle West Capital Corp.	3,717	337,727
Portland General Electric Co.	4,104	208,565
PPL Corp.	22,319	823,571
Public Service Enterprise Group, Inc.	10,278	858,419
Sempra	13,710	1,298,611
Southern Co.	24,193	2,204,466
Southwest Gas Holdings, Inc.	2,244	186,364
Spire, Inc.	1,926	170,759
Talen Energy Corp. *	217	85,557
TXNM Energy, Inc.	2,587	151,210
UGI Corp.	13,820	546,581
Unitil Corp.	436	21,900
Vistra Corp.	4,352	778,399
WEC Energy Group, Inc.	6,728	754,007
Xcel Energy, Inc.	14,532	1,193,223
		35,538,977
Total Common Stocks (Cost $732,857,256)		1,031,254,830

RIGHTS 0.0% OF NET ASSETS

Telecommunication Services 0.0%
GCI Liberty, Inc. expires 12/17/25 strike USD 27.200 *	58	360
Total Rights (Cost $0)		360

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
INVESTMENT COMPANIES 0.0% OF NET ASSETS

Equity Funds 0.0%
iShares Core S&P Total U.S. Stock Market ETF	3,000	447,420
Total Investment Companies (Cost $412,901)		447,420

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (e)	715,066	715,066
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (e)(f)	1,031,556	1,031,556
		1,746,622
Total Short-Term Investments (Cost $1,746,622)		1,746,622
Total Investments in Securities (Cost $735,016,779)		1,033,449,232

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/19/25	7	2,400,825	46,623

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,008,947.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at November 30, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Commercial & Professional Services 0.0%
TrueBlue, Inc.	$—	$57,748	($1,289 )	$100	($15,131 )	$47,545	9,703	$—

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	—	297,499	(6,877)	2,694	(48,327)	282,223	30,314	—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	106,114	25,436	(29,378)	(47,629)	10,459	—	—	1,856

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust	—	36,666	(3,143)	288	(47,315)	71,530	41,109	1,122

Financial Services 0.2%
Charles Schwab Corp.	1,084,232	184,050	(137,232)	49,365	143,955	1,324,370	14,282	11,711

Household & Personal Products 0.0%
Medifast, Inc.	—	52,239	(993)	(16)	(12,722)	42,213	3,848	—

Media & Entertainment 0.0%
EW Scripps Co., Class A	—	67,590	(1,406)	75	28,554	97,502	23,050	—
Total	$1,190,346	$721,228	($180,318 )	$4,877	$59,473	$1,865,383		$14,689

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$946,963,672	$—	$—	$946,963,672
Health Care Equipment & Services	60,221,539	—	0 *	60,221,539
Telecommunication Services	24,069,619	—	0 *	24,069,619
Investment Companies [1]	447,420	—	—	447,420
Rights
Telecommunication Services	360	—	—	360
Short-Term Investments [1]	1,746,622	—	—	1,746,622
Futures Contracts [2]	46,623	—	—	46,623
Total	$1,033,495,855	$—	$0	$1,033,495,855

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 2.1%
Adient PLC *	323,915	6,303,386
Aptiv PLC *	9,605	744,868
BorgWarner, Inc.	359,189	15,466,678
Dana, Inc.	341,051	7,642,953
Ford Motor Co.	8,850,965	117,540,815
General Motors Co.	2,491,216	183,154,200
Gentex Corp.	212,710	4,856,169
Goodyear Tire & Rubber Co. *	960,773	8,320,294
Harley-Davidson, Inc.	177,739	4,352,828
Lear Corp.	151,690	16,285,439
Tesla, Inc. *	177,999	76,569,830
Thor Industries, Inc.	103,832	10,966,736
		452,204,196

Banks 6.0%
Bank of America Corp.	4,356,840	233,744,466
Citigroup, Inc.	2,022,504	209,531,414
Citizens Financial Group, Inc.	356,252	19,273,233
Comerica, Inc.	132,497	10,650,109
East West Bancorp, Inc.	53,356	5,693,085
Fifth Third Bancorp	415,029	18,037,160
First Citizens BancShares, Inc., Class A	2,833	5,320,062
First Horizon Corp.	255,125	5,699,493
Flagstar Bank NA	336,250	4,115,700
Huntington Bancshares, Inc.	801,005	13,056,382
JPMorgan Chase & Co.	1,195,406	374,257,711
KeyCorp	799,380	14,692,604
M&T Bank Corp.	74,884	14,244,434
PNC Financial Services Group, Inc.	237,397	45,276,356
Regions Financial Corp.	577,322	14,692,845
Synovus Financial Corp.	79,285	3,821,537
Truist Financial Corp.	953,361	44,331,287
U.S. Bancorp	1,093,302	53,626,463
Webster Financial Corp.	54,621	3,255,412
Wells Fargo & Co.	2,342,799	201,129,294
Zions Bancorp NA	145,169	7,727,346
		1,302,176,393

Capital Goods 6.4%
3M Co.	332,794	57,257,208
A.O. Smith Corp.	74,217	4,896,838
Acuity, Inc.	18,955	6,945,491
AECOM	75,784	7,815,604
AGCO Corp.	92,078	9,756,585
Air Lease Corp.	77,223	4,936,866
Allison Transmission Holdings, Inc.	54,603	4,841,102
AMETEK, Inc.	55,404	10,963,898
Atkore, Inc.	51,920	3,476,044
Boeing Co. *	80,164	15,150,996
Boise Cascade Co.	78,253	5,966,009
Builders FirstSource, Inc. *	146,078	16,394,334
Carlisle Cos., Inc.	21,255	6,760,578
Carrier Global Corp.	267,113	14,659,161
Caterpillar, Inc.	204,900	117,973,224
SECURITY	NUMBER OF SHARES	VALUE ($)
CNH Industrial NV	721,005	6,799,077
Cummins, Inc.	78,000	38,842,440
Curtiss-Wright Corp.	2,597	1,465,461
Deere & Co.	125,808	58,436,558
Donaldson Co., Inc.	58,975	5,301,853
Dover Corp.	59,523	11,028,421
Eaton Corp. PLC	95,218	32,934,954
EMCOR Group, Inc.	16,115	9,911,853
Emerson Electric Co.	239,229	31,908,364
Fastenal Co.	330,356	13,346,382
Ferguson Enterprises, Inc.	84,109	21,167,712
Fluor Corp. *	126,119	5,414,289
Fortive Corp.	117,012	6,257,802
Fortune Brands Innovations, Inc.	108,167	5,584,662
Gates Industrial Corp. PLC *	128,115	2,915,897
GE Vernova, Inc.	14,722	8,829,814
Generac Holdings, Inc. *	27,915	4,232,751
General Dynamics Corp.	139,955	47,812,827
General Electric Co.	134,801	40,231,358
Graco, Inc.	52,551	4,332,304
Honeywell International, Inc.	310,647	59,703,247
Howmet Aerospace, Inc.	60,481	12,373,808
Hubbell, Inc.	15,414	6,650,062
Huntington Ingalls Industries, Inc.	40,967	12,848,071
IDEX Corp.	28,603	4,974,920
Illinois Tool Works, Inc.	108,702	27,097,235
Ingersoll Rand, Inc.	92,666	7,444,786
ITT, Inc.	31,625	5,824,060
Johnson Controls International PLC	273,155	31,770,658
L3Harris Technologies, Inc.	136,990	38,177,743
Lennox International, Inc.	1,687	841,594
Lincoln Electric Holdings, Inc.	22,564	5,402,499
Lockheed Martin Corp.	166,467	76,218,581
Masco Corp.	128,114	8,310,755
MasTec, Inc. *	30,492	6,521,629
Middleby Corp. *	30,802	3,640,796
MSC Industrial Direct Co., Inc., Class A	36,046	3,206,652
Mueller Industries, Inc.	59,898	6,580,993
Nordson Corp.	19,076	4,533,602
Northrop Grumman Corp.	84,174	48,168,572
nVent Electric PLC	58,877	6,315,736
Oshkosh Corp.	65,341	8,375,409
Otis Worldwide Corp.	112,270	9,975,190
Owens Corning	78,238	8,859,671
PACCAR, Inc.	305,832	32,240,809
Parker-Hannifin Corp.	28,675	24,709,248
Pentair PLC	53,896	5,672,015
Quanta Services, Inc.	34,985	16,263,827
Regal Rexnord Corp.	41,130	6,004,569
Resideo Technologies, Inc. *	194,594	6,419,656
Rockwell Automation, Inc.	38,940	15,414,788
RTX Corp.	560,270	97,996,826
Rush Enterprises, Inc., Class A	80,320	4,181,459
Sensata Technologies Holding PLC	184,258	5,909,154
Snap-on, Inc.	28,225	9,597,911
Stanley Black & Decker, Inc.	203,122	14,527,285
Textron, Inc.	143,488	11,932,462
Timken Co.	59,245	4,821,951
Toro Co.	60,238	4,200,998
TransDigm Group, Inc.	8,732	11,877,004

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
UFP Industries, Inc.	76,124	7,078,771
United Rentals, Inc.	28,110	22,914,710
Watsco, Inc.	14,001	4,849,946
WESCO International, Inc.	50,708	13,559,826
Westinghouse Air Brake Technologies Corp.	60,057	12,524,887
WillScot Holdings Corp.	110,610	2,184,548
WW Grainger, Inc.	14,465	13,721,933
Xylem, Inc.	60,862	8,561,458
		1,405,531,027

Commercial & Professional Services 0.9%
ABM Industries, Inc.	89,886	3,865,098
Automatic Data Processing, Inc.	88,882	22,691,575
Booz Allen Hamilton Holding Corp., Class A	52,447	4,377,227
Broadridge Financial Solutions, Inc.	26,162	5,967,291
CACI International, Inc., Class A *	12,825	7,914,308
Cintas Corp.	63,341	11,782,693
Concentrix Corp.	94,496	3,421,700
Copart, Inc. *	113,434	4,421,657
Equifax, Inc.	25,569	5,430,089
Genpact Ltd.	113,119	4,984,023
Jacobs Solutions, Inc.	77,630	10,465,300
KBR, Inc.	79,343	3,270,518
Leidos Holdings, Inc.	74,623	14,260,455
ManpowerGroup, Inc.	210,972	6,067,555
Maximus, Inc.	39,528	3,402,966
Paychex, Inc.	83,118	9,283,449
Republic Services, Inc.	52,162	11,322,284
Robert Half, Inc.	168,207	4,548,317
Science Applications International Corp.	50,314	4,337,570
SS&C Technologies Holdings, Inc.	98,064	8,427,620
TransUnion	51,128	4,348,436
Veralto Corp.	43,047	4,357,217
Verisk Analytics, Inc.	29,174	6,566,192
Waste Management, Inc.	126,282	27,513,059
		193,026,599

Consumer Discretionary Distribution & Retail 4.4%
Academy Sports & Outdoors, Inc.	118,077	5,697,215
Advance Auto Parts, Inc.	217,466	11,282,136
Amazon.com, Inc. *	1,441,533	336,194,326
American Eagle Outfitters, Inc.	247,023	5,039,269
Asbury Automotive Group, Inc. *	27,508	6,397,535
AutoNation, Inc. *	58,931	12,451,531
AutoZone, Inc. *	3,320	13,128,376
Bath & Body Works, Inc.	210,051	3,656,988
Best Buy Co., Inc.	352,617	27,955,476
Burlington Stores, Inc. *	16,494	4,160,282
CarMax, Inc. *	162,141	6,268,371
Dick's Sporting Goods, Inc.	39,760	8,213,223
eBay, Inc.	385,667	31,929,371
Gap, Inc.	267,477	7,240,602
Genuine Parts Co.	112,270	14,640,008
Group 1 Automotive, Inc.	21,349	8,561,803
Home Depot, Inc.	369,732	131,964,745
Kohl's Corp.	1,190,195	29,266,895
Lithia Motors, Inc.	39,625	12,634,035
LKQ Corp.	403,984	11,994,285
Lowe's Cos., Inc.	349,717	84,799,378
Macy's, Inc.	1,057,397	23,643,397
Murphy USA, Inc.	16,103	6,200,782
ODP Corp. *	262,845	7,351,775
O'Reilly Automotive, Inc. *	226,688	23,054,170
Penske Automotive Group, Inc.	26,248	4,244,826
SECURITY	NUMBER OF SHARES	VALUE ($)
Pool Corp.	15,492	3,773,851
QVC Group, Inc. *(a)	466,499	4,343,106
Ross Stores, Inc.	108,913	19,207,897
Signet Jewelers Ltd.	59,032	5,912,645
TJX Cos., Inc.	326,988	49,676,017
Tractor Supply Co.	214,329	11,740,943
Ulta Beauty, Inc. *	20,719	11,164,019
Williams-Sonoma, Inc.	49,590	8,926,696
		952,715,974

Consumer Durables & Apparel 1.5%
Brunswick Corp.	109,842	7,261,655
Capri Holdings Ltd. *	369,583	9,376,321
Carter's, Inc.	104,686	3,340,530
Crocs, Inc. *	32,139	2,731,172
Deckers Outdoor Corp. *	43,698	3,846,735
DR Horton, Inc.	254,061	40,398,240
Hasbro, Inc.	107,943	8,916,092
KB Home	84,441	5,432,089
Leggett & Platt, Inc.	482,475	4,950,193
Lennar Corp., Class A	263,321	34,574,047
M/I Homes, Inc. *	24,436	3,362,149
Mattel, Inc. *	175,263	3,701,555
Meritage Homes Corp.	93,019	6,797,828
Mohawk Industries, Inc. *	86,481	10,023,148
Newell Brands, Inc.	1,336,500	4,878,225
NIKE, Inc., Class B	745,050	48,152,581
NVR, Inc. *	1,940	14,564,143
Polaris, Inc.	127,321	8,449,022
PulteGroup, Inc.	189,704	24,128,452
PVH Corp.	117,231	9,936,500
Ralph Lauren Corp.	19,243	7,068,531
Somnigroup International, Inc.	64,642	5,916,036
Tapestry, Inc.	122,082	13,341,121
Taylor Morrison Home Corp. *	124,967	7,834,181
Toll Brothers, Inc.	75,330	10,533,394
TopBuild Corp. *	9,926	4,491,515
Tri Pointe Homes, Inc. *	147,559	5,034,713
VF Corp.	668,936	11,706,380
Whirlpool Corp. (b)	150,502	11,641,330
		332,387,878

Consumer Services 1.3%
ADT, Inc.	420,280	3,467,310
Aramark	138,360	5,142,841
Booking Holdings, Inc.	6,698	32,918,594
Caesars Entertainment, Inc. *	223,342	5,197,168
Carnival Corp. *	197,034	5,079,537
Chipotle Mexican Grill, Inc. *	170,314	5,879,239
Darden Restaurants, Inc.	54,158	9,725,694
Domino's Pizza, Inc.	12,651	5,308,739
Expedia Group, Inc.	35,841	9,164,185
Flutter Entertainment PLC *	20,520	4,284,781
Hilton Worldwide Holdings, Inc.	37,537	10,699,171
Las Vegas Sands Corp.	130,836	8,917,782
Marriott International, Inc., Class A	43,841	13,362,298
Marriott Vacations Worldwide Corp.	54,399	2,970,186
McDonald's Corp.	216,593	67,538,029
MGM Resorts International *	279,337	9,857,803
Penn Entertainment, Inc. *	257,354	3,819,133
Royal Caribbean Cruises Ltd.	10,921	2,907,716
Service Corp. International	67,968	5,398,698
Starbucks Corp.	470,964	41,025,674
Texas Roadhouse, Inc.	16,590	2,907,398

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Vail Resorts, Inc.	26,451	3,708,695
Yum! Brands, Inc.	99,525	15,248,225
		274,528,896

Consumer Staples Distribution & Retail 3.0%
Albertsons Cos., Inc., Class A	607,762	11,140,277
Andersons, Inc.	104,202	5,366,403
BJ's Wholesale Club Holdings, Inc. *	63,500	5,666,105
Casey's General Stores, Inc.	21,204	12,096,034
Costco Wholesale Corp.	121,369	110,881,505
Dollar General Corp.	362,160	39,652,898
Dollar Tree, Inc. *	264,293	29,286,307
Kroger Co.	866,218	58,279,147
Performance Food Group Co. *	158,307	15,366,861
Sprouts Farmers Market, Inc. *	30,493	2,555,618
Sysco Corp.	289,872	22,088,246
Target Corp.	640,847	58,073,555
U.S. Foods Holding Corp. *	204,255	16,068,741
United Natural Foods, Inc. *	237,306	8,853,887
Walmart, Inc.	2,317,803	256,140,410
		651,515,994

Energy 8.3%
Antero Resources Corp. *	230,233	8,387,388
APA Corp.	739,346	18,461,470
Baker Hughes Co.	595,512	29,894,702
California Resources Corp.	73,832	3,527,693
Cheniere Energy, Inc.	84,876	17,693,251
Chevron Corp.	2,006,888	303,300,983
Chord Energy Corp.	52,745	4,950,646
Civitas Resources, Inc.	116,196	3,412,677
CNX Resources Corp. *	124,028	4,817,248
ConocoPhillips	1,356,642	120,320,579
Coterra Energy, Inc.	618,155	16,591,280
Delek U.S. Holdings, Inc.	59,046	2,283,309
Devon Energy Corp.	932,893	34,573,015
Diamondback Energy, Inc.	79,791	12,175,309
EOG Resources, Inc.	468,724	50,551,883
EQT Corp.	268,892	16,364,767
Expand Energy Corp.	212,688	25,933,048
Exxon Mobil Corp.	3,960,489	459,099,885
Halliburton Co.	822,336	21,561,650
Helmerich & Payne, Inc.	148,301	4,137,598
HF Sinclair Corp.	493,169	26,093,572
Kinder Morgan, Inc.	1,291,566	35,285,583
Marathon Petroleum Corp.	725,389	140,529,611
Matador Resources Co.	61,873	2,623,415
Murphy Oil Corp.	265,041	8,499,865
NOV, Inc.	428,156	6,576,476
Occidental Petroleum Corp.	767,153	32,220,426
ONEOK, Inc.	263,222	19,167,826
Ovintiv, Inc.	493,108	20,197,704
Patterson-UTI Energy, Inc.	474,953	2,759,477
PBF Energy, Inc., Class A	639,267	22,041,926
Peabody Energy Corp.	332,167	9,048,229
Phillips 66	718,649	98,426,167
Range Resources Corp.	126,497	4,995,367
SLB Ltd.	982,201	35,594,964
SM Energy Co.	165,250	3,148,012
Targa Resources Corp.	66,524	11,662,322
TechnipFMC PLC	133,002	6,019,671
Valero Energy Corp.	790,470	139,723,477
Williams Cos., Inc.	464,014	28,272,373
World Kinect Corp.	510,313	11,829,055
		1,822,753,899

SECURITY	NUMBER OF SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) 1.4%
Alexandria Real Estate Equities, Inc.	94,620	5,078,255
American Tower Corp.	127,737	23,154,886
AvalonBay Communities, Inc.	43,376	7,891,829
Brixmor Property Group, Inc.	36,143	944,778
BXP, Inc.	115,343	8,346,219
Camden Property Trust	39,232	4,171,931
Crown Castle, Inc.	204,743	18,688,941
Digital Realty Trust, Inc.	89,930	14,399,592
Equinix, Inc.	17,085	12,870,301
Equity Residential	156,646	9,672,891
Essex Property Trust, Inc.	20,433	5,386,547
Extra Space Storage, Inc.	39,470	5,256,220
Gaming & Leisure Properties, Inc.	86,815	3,779,057
Healthpeak Properties, Inc.	339,999	6,208,382
Host Hotels & Resorts, Inc.	476,999	8,409,492
Invitation Homes, Inc.	184,097	5,191,535
Iron Mountain, Inc.	87,320	7,540,082
Kimco Realty Corp.	228,921	4,729,508
Lamar Advertising Co., Class A	34,407	4,555,143
Medical Properties Trust, Inc. (b)	234,255	1,349,309
Mid-America Apartment Communities, Inc.	43,709	5,939,616
Millrose Properties, Inc.	33,989	1,035,305
Park Hotels & Resorts, Inc.	82,991	897,963
Prologis, Inc.	194,316	24,975,435
Public Storage	35,187	9,660,239
Realty Income Corp.	159,063	9,163,619
Regency Centers Corp.	59,975	4,267,821
SBA Communications Corp.	27,595	5,360,881
Simon Property Group, Inc.	92,171	17,173,301
Sun Communities, Inc.	47,320	6,096,709
UDR, Inc.	118,706	4,323,273
Ventas, Inc.	170,655	13,759,913
VICI Properties, Inc.	217,136	6,257,860
Vornado Realty Trust	101,696	3,744,447
Welltower, Inc.	105,156	21,895,582
Weyerhaeuser Co.	717,999	15,946,758
WP Carey, Inc.	83,177	5,603,634
		313,727,254

Financial Services 7.2%
Affiliated Managers Group, Inc.	31,667	8,513,040
AGNC Investment Corp.	295,395	3,098,694
Ally Financial, Inc.	514,665	21,255,665
American Express Co.	175,857	64,235,286
Ameriprise Financial, Inc.	39,182	17,856,805
Annaly Capital Management, Inc.	373,170	8,508,276
Apollo Global Management, Inc.	33,091	4,363,048
Bank of New York Mellon Corp.	426,397	47,799,104
Berkshire Hathaway, Inc., Class B *	738,320	379,356,199
Blackrock, Inc.	43,900	45,976,470
Blackstone, Inc.	114,200	16,721,164
Block, Inc. *	134,741	9,000,699
Bread Financial Holdings, Inc.	111,454	7,548,779
Capital One Financial Corp.	522,751	114,519,062
Carlyle Group, Inc.	115,079	6,275,258
Charles Schwab Corp. (c)	324,475	30,088,567
CME Group, Inc.	75,737	21,316,936
Corebridge Financial, Inc.	272,975	8,194,710
Corpay, Inc. *	27,264	8,064,691
Equitable Holdings, Inc.	140,308	6,550,981
Evercore, Inc., Class A	21,216	6,790,605
Fidelity National Information Services, Inc.	288,332	18,963,596
Fiserv, Inc. *	139,286	8,561,910
Franklin Resources, Inc.	415,089	9,376,861

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Global Payments, Inc.	230,373	17,453,058
Goldman Sachs Group, Inc.	152,878	126,283,343
Intercontinental Exchange, Inc.	122,283	19,235,116
Invesco Ltd.	475,759	11,632,308
Jack Henry & Associates, Inc.	26,212	4,573,470
Jackson Financial, Inc., Class A	71,402	6,998,110
Janus Henderson Group PLC	27,610	1,206,833
Jefferies Financial Group, Inc.	98,261	5,655,903
KKR & Co., Inc.	89,501	10,946,867
LPL Financial Holdings, Inc.	21,918	7,803,685
Mastercard, Inc., Class A	99,491	54,772,780
MGIC Investment Corp.	174,063	4,934,686
Moody's Corp.	25,748	12,636,603
Morgan Stanley	560,073	95,021,985
MSCI, Inc.	10,176	5,736,415
Nasdaq, Inc.	86,523	7,866,671
Navient Corp.	70,749	877,288
Northern Trust Corp.	105,561	13,864,382
OneMain Holdings, Inc.	225,870	14,010,716
PayPal Holdings, Inc.	502,805	31,520,845
PROG Holdings, Inc.	130,354	3,751,588
Raymond James Financial, Inc.	58,598	9,172,931
Rithm Capital Corp.	513,049	5,894,933
S&P Global, Inc.	63,176	31,514,084
SEI Investments Co.	62,790	5,077,199
SLM Corp.	232,148	6,801,936
Starwood Property Trust, Inc.	250,889	4,601,304
State Street Corp.	217,355	25,869,592
StoneX Group, Inc. *	33,846	3,066,786
Synchrony Financial	647,593	50,097,794
T. Rowe Price Group, Inc.	233,425	23,898,052
Visa, Inc., Class A	227,275	76,009,851
Voya Financial, Inc.	62,568	4,398,530
Western Union Co.	775,941	6,820,521
		1,582,942,571

Food, Beverage & Tobacco 3.3%
Altria Group, Inc.	1,087,277	64,160,216
Archer-Daniels-Midland Co.	1,225,730	74,450,840
Brown-Forman Corp., Class B	174,038	5,043,621
Bunge Global SA	445,577	42,806,582
Campbell's Co.	181,970	5,546,446
Coca-Cola Co.	1,055,463	77,175,455
Conagra Brands, Inc.	648,556	11,576,725
Constellation Brands, Inc., Class A	93,518	12,753,985
Darling Ingredients, Inc. *	154,004	5,638,086
Flowers Foods, Inc.	233,394	2,504,318
General Mills, Inc.	505,429	23,932,063
Hershey Co.	60,718	11,419,842
Hormel Foods Corp.	266,485	6,185,117
Ingredion, Inc.	58,030	6,240,546
J.M. Smucker Co.	114,124	11,889,438
Kellanova	132,238	11,060,386
Keurig Dr. Pepper, Inc.	574,817	16,037,394
Kraft Heinz Co.	1,055,373	26,922,565
Lamb Weston Holdings, Inc.	87,803	5,185,645
McCormick & Co., Inc. - Non Voting Shares	108,207	7,301,808
Molson Coors Beverage Co., Class B	220,036	10,233,874
Mondelez International, Inc., Class A	757,456	43,606,742
Monster Beverage Corp. *	152,908	11,466,571
PepsiCo, Inc.	678,770	100,960,250
Philip Morris International, Inc.	522,206	82,237,001
Post Holdings, Inc. *	37,140	3,863,674
Tyson Foods, Inc., Class A	685,394	39,787,122
		719,986,312

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 6.0%
Abbott Laboratories	591,747	76,276,188
Align Technology, Inc. *	37,176	5,471,935
AMN Healthcare Services, Inc. *	139,908	2,329,468
Baxter International, Inc.	558,240	10,461,418
Becton Dickinson & Co.	143,877	27,915,015
Boston Scientific Corp. *	171,684	17,439,661
Cardinal Health, Inc.	98,179	20,839,474
Cencora, Inc.	40,549	14,959,743
Centene Corp. *	1,446,823	56,918,017
Cigna Group	409,100	113,435,248
Community Health Systems, Inc. *	980,628	3,392,973
Cooper Cos., Inc. *	67,305	5,245,079
CVS Health Corp.	2,938,644	236,149,432
DaVita, Inc. *	52,823	6,321,857
Dentsply Sirona, Inc.	344,300	3,904,362
Edwards Lifesciences Corp. *	172,219	14,926,221
Elevance Health, Inc.	286,781	97,006,541
Encompass Health Corp.	37,913	4,406,249
GE HealthCare Technologies, Inc.	252,112	20,166,439
HCA Healthcare, Inc.	116,933	59,435,875
Henry Schein, Inc. *	140,015	10,440,919
Hologic, Inc. *	150,935	11,315,597
Humana, Inc.	221,349	54,400,944
IDEXX Laboratories, Inc. *	12,074	9,090,273
Intuitive Surgical, Inc. *	26,160	15,002,237
Labcorp Holdings, Inc.	124,264	33,399,678
McKesson Corp.	38,300	33,746,896
Molina Healthcare, Inc. *	56,692	8,405,156
Quest Diagnostics, Inc.	79,174	14,978,137
QuidelOrtho Corp. *	90,352	2,471,127
ResMed, Inc.	27,398	7,009,230
Solventum Corp. *	125,329	10,685,551
STERIS PLC	32,022	8,526,818
Stryker Corp.	67,275	24,971,134
Teleflex, Inc.	30,810	3,525,280
Tenet Healthcare Corp. *	67,030	14,534,785
UnitedHealth Group, Inc.	640,747	211,299,138
Universal Health Services, Inc., Class B	74,323	18,107,312
Zimmer Biomet Holdings, Inc.	122,561	11,952,149
		1,300,863,556

Household & Personal Products 1.1%
Church & Dwight Co., Inc.	86,938	7,403,640
Clorox Co.	49,612	5,355,119
Colgate-Palmolive Co.	292,748	23,534,012
Estee Lauder Cos., Inc., Class A	198,338	18,657,656
Kenvue, Inc.	966,089	16,761,644
Kimberly-Clark Corp.	158,108	17,252,745
Procter & Gamble Co.	1,034,709	153,302,485
		242,267,301

Insurance 2.6%
Aflac, Inc.	326,109	35,973,084
Allstate Corp.	188,575	40,162,703
American Financial Group, Inc.	72,011	9,917,355
American International Group, Inc.	743,586	56,631,510
Aon PLC, Class A	67,241	23,797,935
Arthur J Gallagher & Co.	33,322	8,251,194
Assurant, Inc.	25,705	5,864,853
Brown & Brown, Inc.	40,891	3,288,863
Chubb Ltd.	148,763	44,060,625
Cincinnati Financial Corp.	83,749	14,035,495
CNO Financial Group, Inc.	122,523	5,014,866
Fidelity National Financial, Inc.	183,527	10,907,010

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
First American Financial Corp.	121,184	7,969,060
Genworth Financial, Inc., Class A *	678,144	5,886,290
Globe Life, Inc.	44,074	5,938,090
Hanover Insurance Group, Inc.	6,539	1,213,311
Hartford Insurance Group, Inc.	168,917	23,146,696
Lincoln National Corp.	210,119	8,644,296
Loews Corp.	103,618	11,177,274
Markel Group, Inc. *	5,682	11,821,060
Marsh & McLennan Cos., Inc.	133,489	24,488,557
MetLife, Inc.	482,392	36,931,931
Old Republic International Corp.	228,846	10,549,801
Primerica, Inc.	14,535	3,740,146
Principal Financial Group, Inc.	198,160	16,807,931
Progressive Corp.	137,254	31,402,343
Prudential Financial, Inc.	283,699	30,710,417
Reinsurance Group of America, Inc.	29,314	5,565,849
Travelers Cos., Inc.	147,573	43,218,229
Unum Group	112,948	8,580,659
W.R. Berkley Corp.	106,551	8,277,947
Willis Towers Watson PLC	39,317	12,620,757
		566,596,137

Materials 3.5%
Air Products & Chemicals, Inc.	78,344	20,451,701
Albemarle Corp.	104,851	13,629,581
Alcoa Corp.	305,555	12,753,866
Alpha Metallurgical Resources, Inc. *	23,438	3,731,564
Amcor PLC	1,887,211	16,079,038
AptarGroup, Inc.	28,224	3,520,944
Ashland, Inc.	58,426	3,090,735
Avery Dennison Corp.	45,641	7,867,139
Axalta Coating Systems Ltd. *	127,428	3,839,406
Ball Corp.	229,774	11,380,706
Celanese Corp.	199,880	8,325,002
CF Industries Holdings, Inc.	194,618	15,316,437
Chemours Co.	362,220	4,632,794
Cleveland-Cliffs, Inc. *	1,421,501	18,536,373
Commercial Metals Co.	154,325	9,842,848
Corteva, Inc.	350,708	23,662,269
CRH PLC	371,937	44,617,562
Crown Holdings, Inc.	89,096	8,627,166
Dow, Inc.	1,765,586	42,109,226
DuPont de Nemours, Inc.	527,554	20,980,823
Eagle Materials, Inc.	17,296	3,869,461
Eastman Chemical Co.	169,584	10,527,775
Ecolab, Inc.	61,481	16,917,112
FMC Corp.	195,703	2,796,596
Freeport-McMoRan, Inc.	770,204	33,103,368
Graphic Packaging Holding Co.	282,750	4,574,895
Huntsman Corp.	617,876	6,438,268
International Flavors & Fragrances, Inc.	163,399	11,352,962
International Paper Co.	457,693	18,069,720
Linde PLC	139,622	57,289,699
Louisiana-Pacific Corp.	50,402	4,133,468
LyondellBasell Industries NV, Class A	559,186	27,394,522
Martin Marietta Materials, Inc.	15,965	9,950,027
Mosaic Co.	706,848	17,310,707
Newmont Corp.	500,939	45,450,195
Nucor Corp.	385,342	61,458,196
O-I Glass, Inc. *	361,842	4,877,630
Olin Corp.	403,470	8,513,217
Packaging Corp. of America	56,246	11,478,121
PPG Industries, Inc.	156,164	15,622,646
Reliance, Inc.	65,846	18,392,105
RPM International, Inc.	55,908	5,996,133
Sealed Air Corp.	133,307	5,725,536
Sherwin-Williams Co.	43,140	14,826,787
SECURITY	NUMBER OF SHARES	VALUE ($)
Solstice Advanced Materials, Inc. *	77,402	3,690,527
Sonoco Products Co.	131,678	5,552,861
Steel Dynamics, Inc.	186,177	31,246,086
Vulcan Materials Co.	33,500	9,957,540
Westlake Corp.	43,312	2,893,675
		762,405,015

Media & Entertainment 8.2%
Alphabet, Inc., Class A	1,715,908	549,399,423
Alphabet, Inc., Class C	1,388,081	444,352,490
Charter Communications, Inc., Class A *	181,961	36,414,035
Comcast Corp., Class A	4,778,185	127,529,758
Electronic Arts, Inc.	109,387	22,099,455
Fox Corp., Class A	321,848	21,081,044
Lionsgate Studios Corp. *	64,665	482,401
Meta Platforms, Inc., Class A	430,062	278,658,673
Netflix, Inc. *	502,491	54,057,982
News Corp., Class A	315,792	8,109,538
Nexstar Media Group, Inc.	48,879	9,391,611
Omnicom Group, Inc.	293,982	21,055,006
Optimum Communications, Inc., Class A *	2,203,548	4,186,741
Paramount Skydance Corp., Class B (b)	1,566,099	25,088,906
Sirius XM Holdings, Inc.	231,434	4,920,287
Take-Two Interactive Software, Inc. *	24,796	6,101,552
TEGNA, Inc.	267,596	5,223,474
Walt Disney Co.	808,159	84,428,371
Warner Bros Discovery, Inc. *	3,457,185	82,972,440
		1,785,553,187

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	610,361	138,979,200
Agilent Technologies, Inc.	107,006	16,425,421
Amgen, Inc.	269,727	93,179,889
Avantor, Inc. *	456,805	5,358,323
Biogen, Inc. *	173,677	31,624,845
Bristol-Myers Squibb Co.	2,098,221	103,232,473
Charles River Laboratories International, Inc. *	21,417	3,815,224
Danaher Corp.	174,755	39,630,939
Elanco Animal Health, Inc. *	275,445	6,409,605
Eli Lilly & Co.	58,834	63,274,202
Gilead Sciences, Inc.	646,266	81,326,114
Illumina, Inc. *	51,155	6,724,325
IQVIA Holdings, Inc. *	82,794	19,043,448
Jazz Pharmaceuticals PLC *	31,697	5,595,471
Johnson & Johnson	1,224,960	253,468,723
Merck & Co., Inc.	1,418,677	148,719,910
Mettler-Toledo International, Inc. *	5,921	8,743,659
Moderna, Inc. *	684,290	17,777,854
Organon & Co.	763,006	5,882,776
Pfizer, Inc.	6,561,694	168,898,004
Regeneron Pharmaceuticals, Inc.	49,026	38,249,595
Revvity, Inc.	60,704	6,338,105
Thermo Fisher Scientific, Inc.	133,174	78,683,194
United Therapeutics Corp. *	10,259	4,985,874
Vertex Pharmaceuticals, Inc. *	41,977	18,201,647
Viatris, Inc.	2,231,560	23,855,376
Waters Corp. *	20,665	8,336,674
West Pharmaceutical Services, Inc.	21,246	5,890,454
Zoetis, Inc.	106,573	13,660,527
		1,416,311,851

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	152,913	24,745,911
Cushman & Wakefield Ltd. *	239,254	4,007,504
Jones Lang LaSalle, Inc. *	44,575	14,517,632
		43,271,047

Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices, Inc. *	214,417	46,642,130
Analog Devices, Inc.	147,554	39,151,978
Applied Materials, Inc.	297,767	75,111,726
Broadcom, Inc.	414,944	167,205,834
First Solar, Inc. *	18,387	5,018,180
Intel Corp. *	7,617,718	308,974,642
KLA Corp.	27,216	31,991,592
Lam Research Corp.	440,848	68,772,288
Marvell Technology, Inc.	92,890	8,304,366
Microchip Technology, Inc.	272,261	14,587,745
Micron Technology, Inc.	635,119	150,192,941
MKS, Inc.	8,624	1,348,707
NVIDIA Corp.	493,231	87,301,887
ON Semiconductor Corp. *	229,619	11,536,059
Qnity Electronics, Inc.	263,777	21,389,677
Qorvo, Inc. *	120,939	10,387,451
QUALCOMM, Inc.	484,968	81,518,271
Skyworks Solutions, Inc.	147,057	9,698,409
Teradyne, Inc.	81,634	14,848,408
Texas Instruments, Inc.	330,397	55,595,903
		1,209,578,194

Software & Services 4.9%
Accenture PLC, Class A	247,118	61,779,500
Adobe, Inc. *	114,388	36,619,030
Akamai Technologies, Inc. *	92,394	8,271,111
Amdocs Ltd.	93,652	7,162,505
ASGN, Inc. *	70,617	3,178,471
Autodesk, Inc. *	22,484	6,820,297
Cadence Design Systems, Inc. *	25,192	7,855,873
Cognizant Technology Solutions Corp., Class A	450,974	35,045,189
DXC Technology Co. *	648,560	8,560,992
EPAM Systems, Inc. *	25,448	4,758,776
Fortinet, Inc. *	71,769	5,822,619
Gartner, Inc. *	17,404	4,050,607
Gen Digital, Inc.	262,207	6,914,399
GoDaddy, Inc., Class A *	32,651	4,174,757
International Business Machines Corp.	346,867	107,036,219
Intuit, Inc.	35,030	22,211,822
Kyndryl Holdings, Inc. *	209,538	5,412,366
Microsoft Corp.	1,207,811	594,255,090
Oracle Corp.	396,265	80,025,717
Palo Alto Networks, Inc. *	27,683	5,263,369
Roper Technologies, Inc.	20,337	9,074,776
Salesforce, Inc.	126,977	29,273,278
ServiceNow, Inc. *	4,370	3,550,232
Synopsys, Inc. *	17,525	7,325,625
Zoom Communications, Inc., Class A *	46,636	3,962,195
		1,068,404,815

Technology Hardware & Equipment 7.5%
Amphenol Corp., Class A	194,121	27,351,649
Apple, Inc.	3,673,766	1,024,429,649
Arista Networks, Inc. *	63,710	8,325,623
Arrow Electronics, Inc. *	138,772	14,988,764
SECURITY	NUMBER OF SHARES	VALUE ($)
Avnet, Inc.	282,599	13,426,279
CDW Corp.	68,988	9,949,449
Ciena Corp. *	64,413	13,153,779
Cisco Systems, Inc.	2,135,293	164,289,444
Coherent Corp. *	8,974	1,474,069
Corning, Inc.	385,722	32,477,793
Dell Technologies, Inc., Class C	105,115	14,017,085
F5, Inc. *	16,999	4,065,481
Flex Ltd. *	245,276	14,498,264
Hewlett Packard Enterprise Co.	1,710,985	37,419,242
HP, Inc.	1,234,946	30,157,381
Insight Enterprises, Inc. *	33,881	2,933,078
Jabil, Inc.	77,037	16,232,466
Keysight Technologies, Inc. *	56,596	11,203,178
Motorola Solutions, Inc.	25,475	9,417,598
NetApp, Inc.	98,059	10,939,462
Ralliant Corp.	26,437	1,305,195
Sandisk Corp. *	50,830	11,349,322
Sanmina Corp. *	65,135	10,171,807
Seagate Technology Holdings PLC	132,122	36,556,836
TD SYNNEX Corp.	82,785	12,623,057
TE Connectivity PLC	145,448	32,893,065
Teledyne Technologies, Inc. *	12,044	6,016,219
Trimble, Inc. *	73,172	5,957,664
Vishay Intertechnology, Inc.	188,183	2,572,462
Western Digital Corp.	248,084	40,519,560
Xerox Holdings Corp.	1,093,845	3,040,889
Zebra Technologies Corp., Class A *	20,501	5,181,628
		1,628,937,437

Telecommunication Services 2.5%
AT&T, Inc.	8,212,969	213,701,454
Frontier Communications Parent, Inc. *	246,706	9,355,092
Liberty Global Ltd., Class C *	741,711	8,514,842
Liberty Latin America Ltd., Class C *	510,475	4,466,656
Lumen Technologies, Inc. *	5,705,116	46,268,491
Telephone & Data Systems, Inc.	136,655	5,503,097
T-Mobile U.S., Inc.	176,227	36,833,205
Verizon Communications, Inc.	5,226,448	214,859,277
		539,502,114

Transportation 2.0%
Alaska Air Group, Inc. *	85,862	3,680,045
American Airlines Group, Inc. *	77,088	1,083,086
Avis Budget Group, Inc. *	74,572	10,132,843
CH Robinson Worldwide, Inc.	122,506	19,462,528
CSX Corp.	1,310,926	46,354,343
Delta Air Lines, Inc.	77,974	4,998,133
Expeditors International of Washington, Inc.	144,253	21,190,766
FedEx Corp.	260,374	71,779,904
GXO Logistics, Inc. *	99,305	5,038,736
Hertz Global Holdings, Inc. *(b)	1,008,791	5,286,065
Hub Group, Inc., Class A	106,157	4,094,476
JB Hunt Transport Services, Inc.	67,047	11,663,496
Knight-Swift Transportation Holdings, Inc.	187,336	8,579,989
Landstar System, Inc.	38,869	5,085,620
Matson, Inc.	42,376	4,618,137
Norfolk Southern Corp.	143,459	41,902,939
Old Dominion Freight Line, Inc.	66,014	8,931,034
Ryder System, Inc.	66,798	11,570,082
Southwest Airlines Co.	36,257	1,262,106
Uber Technologies, Inc. *	87,800	7,686,012
U-Haul Holding Co., Non Voting Shares	75,514	3,632,979

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Union Pacific Corp.	311,759	72,275,089
United Parcel Service, Inc., Class B	734,496	70,357,372
Werner Enterprises, Inc.	26,575	679,257
		441,345,037

Utilities 3.4%
AES Corp.	1,105,121	15,538,001
Alliant Energy Corp.	129,535	8,998,796
Ameren Corp.	135,843	14,446,903
American Electric Power Co., Inc.	310,438	38,422,911
American Water Works Co., Inc.	67,966	8,840,338
Atmos Energy Corp.	50,321	8,875,115
CenterPoint Energy, Inc.	374,107	14,956,798
CMS Energy Corp.	163,161	12,308,866
Consolidated Edison, Inc.	243,703	24,458,033
Constellation Energy Corp.	60,303	21,972,001
Dominion Energy, Inc.	621,264	38,996,741
DTE Energy Co.	112,567	15,425,056
Duke Energy Corp.	504,818	62,567,143
Edison International	391,386	23,048,722
Entergy Corp.	241,541	23,555,078
Essential Utilities, Inc.	87,519	3,464,877
Evergy, Inc.	194,776	15,124,356
Eversource Energy	271,696	18,252,537
Exelon Corp.	795,428	37,480,567
FirstEnergy Corp.	406,812	19,413,069
MDU Resources Group, Inc.	21,167	451,280
National Fuel Gas Co.	57,044	4,703,278
NextEra Energy, Inc.	710,561	61,314,309
NiSource, Inc.	226,201	9,982,250
NRG Energy, Inc.	110,893	18,795,255
OGE Energy Corp.	132,857	6,082,194
PG&E Corp.	1,166,640	18,806,237
Pinnacle West Capital Corp.	84,358	7,664,768
Portland General Electric Co.	93,132	4,732,968
PPL Corp.	506,793	18,700,662
Public Service Enterprise Group, Inc.	233,238	19,480,038
Sempra	311,449	29,500,449
Southern Co.	549,037	50,028,251
UGI Corp.	313,287	12,390,501
Vistra Corp.	98,656	17,645,612
WEC Energy Group, Inc.	152,814	17,125,865
Xcel Energy, Inc.	329,623	27,065,345
		750,615,170
Total Common Stocks (Cost $16,185,689,645)		21,759,147,854

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)	13,325,907	13,325,907
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)(e)	27,090,551	27,090,551
		40,416,458
Total Short-Term Investments (Cost $40,416,458)		40,416,458
Total Investments in Securities (Cost $16,226,106,103)		21,799,564,312

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/19/25	147	50,417,325	767,118

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $26,543,194.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at November 30, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.	$—	$3,531,397	($18,297 )	$4,104	$22,890	$4,343,106	466,499	$—

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
Financial Services 0.2%
Charles Schwab Corp.	$22,979,080	$5,424,793	($2,384,601 )	$543,353	$3,525,942	$30,088,567	324,475	$256,414
Total	$22,979,080	$8,956,190	($2,402,898 )	$547,457	$3,548,832	$34,431,673		$256,414

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$21,759,147,854	$—	$—	$21,759,147,854
Short-Term Investments [1]	40,416,458	—	—	40,416,458
Futures Contracts [2]	767,118	—	—	767,118
Total	$21,800,331,430	$—	$—	$21,800,331,430

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.5% OF NET ASSETS

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	2,420,288	15,901,292
Dorman Products, Inc. *	57,224	7,569,019
Fox Factory Holding Corp. *	304,240	4,499,710
Gentherm, Inc. *	218,230	7,784,264
LCI Industries	192,326	21,861,696
Patrick Industries, Inc.	172,926	18,714,052
Phinia, Inc.	283,157	15,315,962
Rivian Automotive, Inc., Class A *	220,097	3,710,835
Standard Motor Products, Inc.	139,136	5,223,165
Visteon Corp.	127,970	13,212,903
Winnebago Industries, Inc.	468,591	16,958,308
		130,751,206

Banks 7.5%
Ameris Bancorp	147,430	11,169,297
Associated Banc-Corp.	521,459	13,709,157
Atlantic Union Bankshares Corp.	366,751	12,407,186
Axos Financial, Inc. *	90,810	7,462,766
Bancorp, Inc. *	47,310	3,031,152
Bank of Hawaii Corp.	122,552	8,032,058
Bank OZK	378,505	17,418,800
BankUnited, Inc.	453,319	19,587,914
Banner Corp.	99,746	6,265,046
Beacon Financial Corp.	225,704	5,775,765
BOK Financial Corp.	71,107	8,008,070
Cadence Bank	426,992	17,011,361
Capitol Federal Financial, Inc.	407,264	2,692,015
Cathay General Bancorp	246,245	11,928,108
City Holding Co.	30,937	3,752,968
Columbia Banking System, Inc.	759,606	21,056,278
Commerce Bancshares, Inc.	221,678	11,950,661
Community Financial System, Inc.	118,332	6,716,524
Cullen/Frost Bankers, Inc.	117,890	14,585,351
Customers Bancorp, Inc. *	103,036	7,099,180
CVB Financial Corp.	408,450	8,038,296
Dime Community Bancshares, Inc.	94,138	2,668,812
Eagle Bancorp, Inc.	204,400	3,877,468
Eastern Bankshares, Inc.	230,556	4,341,370
Enterprise Financial Services Corp.	83,456	4,557,532
FB Financial Corp.	49,743	2,778,644
First Bancorp/Southern Pines NC	84,923	4,331,922
First Busey Corp.	196,267	4,620,125
First Commonwealth Financial Corp.	288,975	4,695,844
First Financial Bancorp	314,044	7,813,415
First Financial Bankshares, Inc.	164,428	5,136,731
First Hawaiian, Inc.	494,001	12,310,505
First Interstate BancSystem, Inc., Class A	340,143	11,170,296
First Merchants Corp.	166,157	6,121,224
FNB Corp.	1,109,049	18,454,575
Fulton Financial Corp.	502,492	9,120,230
Glacier Bancorp, Inc.	220,384	9,322,243
Hancock Whitney Corp.	240,947	14,598,979
Hilltop Holdings, Inc.	305,017	10,468,183
Home BancShares, Inc.	429,942	12,064,173
SECURITY	NUMBER OF SHARES	VALUE ($)
Hope Bancorp, Inc.	669,608	7,111,237
Independent Bank Corp.	111,412	8,027,235
International Bancshares Corp.	124,036	8,245,913
Lakeland Financial Corp.	50,166	2,922,671
Mechanics Bancorp, Class A *	217,205	3,375,366
National Bank Holdings Corp., Class A	63,700	2,370,277
NBT Bancorp, Inc.	115,507	4,788,920
Northwest Bancshares, Inc.	474,540	5,675,498
OceanFirst Financial Corp.	176,807	3,332,812
Old National Bancorp	651,317	14,153,118
Park National Corp.	29,274	4,495,023
Pathward Financial, Inc.	50,530	3,633,107
Pinnacle Financial Partners, Inc.	126,534	11,600,637
Preferred Bank	29,514	2,786,417
Prosperity Bancshares, Inc.	240,600	16,531,626
Provident Financial Services, Inc.	329,491	6,319,637
Renasant Corp.	179,860	6,374,238
S&T Bancorp, Inc.	116,629	4,604,513
Seacoast Banking Corp. of Florida	141,282	4,458,860
ServisFirst Bancshares, Inc.	62,299	4,431,328
Simmons First National Corp., Class A	552,410	10,247,206
Southside Bancshares, Inc.	91,901	2,695,456
Southstate Bank Corp.	202,978	18,168,561
Texas Capital Bancshares, Inc. *	105,814	9,541,248
Towne Bank	171,843	5,765,333
TriCo Bancshares	59,326	2,853,581
Triumph Financial, Inc. *	41,594	2,271,448
Trustmark Corp.	172,921	6,726,627
UMB Financial Corp.	113,375	12,593,695
United Bankshares, Inc.	377,377	14,053,520
United Community Banks, Inc.	277,164	8,470,132
Valley National Bancorp	1,707,640	19,330,485
WaFd, Inc.	313,045	9,911,005
Webster Financial Corp.	99,125	5,907,850
WesBanco, Inc.	247,548	7,988,374
Westamerica BanCorp	47,117	2,260,674
Western Alliance Bancorp	234,814	19,144,385
Wintrust Financial Corp.	129,423	17,345,271
WSFS Financial Corp.	150,520	8,400,521
		675,064,029

Capital Goods 13.0%
AAON, Inc.	50,855	4,753,925
AAR Corp. *	142,662	11,870,905
Advanced Drainage Systems, Inc.	153,021	23,317,340
Aebi Schmidt Holding AG	134,761	1,605,004
AeroVironment, Inc. *	14,840	4,147,186
Alamo Group, Inc.	37,548	6,021,573
Albany International Corp., Class A	128,794	6,140,898
American Woodmark Corp. *	154,423	8,513,340
API Group Corp. *	486,329	19,239,175
Apogee Enterprises, Inc.	169,128	6,157,951
Applied Industrial Technologies, Inc.	77,045	19,940,787
Arcosa, Inc.	149,518	15,929,648
Armstrong World Industries, Inc.	74,708	14,175,096
Astec Industries, Inc.	120,097	5,315,493
ATI, Inc. *	193,134	19,467,907
Atkore, Inc.	58,179	3,895,084
Atmus Filtration Technologies, Inc.	108,582	5,495,335
Axon Enterprise, Inc. *	3,468	1,873,206

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AZZ, Inc.	68,311	7,201,346
BlueLinx Holdings, Inc. *	162,433	10,134,195
BWX Technologies, Inc.	120,397	21,536,615
Carpenter Technology Corp.	53,261	16,965,759
Chart Industries, Inc. *	45,867	9,354,575
Columbus McKinnon Corp.	249,834	4,107,271
Comfort Systems USA, Inc.	32,277	31,532,692
Construction Partners, Inc., Class A *	42,223	4,602,307
Core & Main, Inc., Class A *	382,421	18,486,231
Crane Co.	79,528	14,573,506
CSW Industrials, Inc.	14,912	4,054,125
Curtiss-Wright Corp.	38,679	21,826,173
DNOW, Inc. *	1,157,899	16,164,270
Douglas Dynamics, Inc.	87,713	2,834,007
Ducommun, Inc. *	36,823	3,376,301
DXP Enterprises, Inc. *	31,195	2,932,018
Dycom Industries, Inc. *	78,991	28,557,616
Enerpac Tool Group Corp.	86,393	3,271,703
EnerSys	193,473	27,687,921
Enpro, Inc.	40,767	9,084,926
Esab Corp.	99,009	11,112,770
ESCO Technologies, Inc.	38,417	8,179,363
Everus Construction Group, Inc. *	125,506	11,541,532
Federal Signal Corp.	96,672	11,020,608
Flowserve Corp.	364,888	26,034,759
Franklin Electric Co., Inc.	113,681	10,816,747
FTAI Aviation Ltd.	64,536	11,180,217
Gates Industrial Corp. PLC *	186,273	4,239,574
GATX Corp.	102,834	16,446,242
Gibraltar Industries, Inc. *	142,180	7,103,313
GrafTech International Ltd. *	728,499	10,504,956
Granite Construction, Inc.	135,860	14,609,026
Greenbrier Cos., Inc.	216,507	9,630,231
Griffon Corp.	109,870	8,240,250
Hayward Holdings, Inc. *	447,371	7,359,253
HEICO Corp.	59,794	18,949,317
Helios Technologies, Inc.	131,393	7,093,908
Herc Holdings, Inc.	144,003	19,335,283
Hexcel Corp.	247,600	18,874,548
Hillenbrand, Inc.	551,254	17,551,927
Hillman Solutions Corp. *	772,595	6,760,206
Insteel Industries, Inc.	105,356	3,221,786
Janus International Group, Inc. *	363,572	2,257,782
JBT Marel Corp.	75,700	10,638,121
JELD-WEN Holding, Inc. *	2,385,258	6,368,639
Kadant, Inc.	17,369	4,830,666
Kennametal, Inc.	654,700	18,122,096
Kratos Defense & Security Solutions, Inc. *	130,602	9,938,812
Lennox International, Inc.	24,720	12,332,066
Leonardo DRS, Inc.	43,732	1,494,322
Lindsay Corp.	30,189	3,469,622
Manitowoc Co., Inc. *	432,517	4,878,792
Masterbrand, Inc. *	1,068,007	11,844,198
McGrath RentCorp	63,294	6,524,346
Mercury Systems, Inc. *	116,624	8,150,851
Miller Industries, Inc.	63,288	2,451,777
Modine Manufacturing Co. *	78,390	12,709,371
Moog, Inc., Class A	75,909	17,434,779
MSC Industrial Direct Co., Inc., Class A	70,942	6,311,000
Mueller Water Products, Inc., Class A	306,984	7,441,292
MYR Group, Inc. *	64,792	14,534,141
Nextpower, Inc., Class A *	54,610	5,003,368
NPK International, Inc. *	311,107	3,829,727
Primoris Services Corp.	161,512	20,440,959
Proto Labs, Inc. *	78,079	3,967,975
Quanex Building Products Corp.	311,102	4,031,882
RBC Bearings, Inc. *	22,131	9,847,631
REV Group, Inc.	179,592	9,566,866
SECURITY	NUMBER OF SHARES	VALUE ($)
Simpson Manufacturing Co., Inc.	85,610	14,329,402
SiteOne Landscape Supply, Inc. *	122,501	16,449,434
Spirit AeroSystems Holdings, Inc., Class A *	106,909	3,926,768
SPX Technologies, Inc. *	44,931	9,661,962
Standex International Corp.	29,338	7,192,504
Sterling Infrastructure, Inc. *	31,721	10,921,858
Sunrun, Inc. *	97,487	1,974,112
Tennant Co.	77,857	5,693,682
Terex Corp.	416,003	19,223,499
Titan International, Inc. *	423,892	3,429,286
Titan Machinery, Inc. *	230,920	4,276,638
Trex Co., Inc. *	190,984	6,680,620
Trinity Industries, Inc.	425,869	11,294,046
Tutor Perini Corp. *	201,583	13,818,515
V2X, Inc. *	53,761	2,948,791
Valmont Industries, Inc.	58,254	24,057,154
Vertiv Holdings Co., Class A	128,880	23,163,602
VSE Corp.	28,920	5,211,095
Wabash National Corp.	804,162	6,787,127
Watts Water Technologies, Inc., Class A	54,237	14,962,904
WillScot Holdings Corp.	85,787	1,694,293
Woodward, Inc.	100,271	30,084,308
Worthington Enterprises, Inc.	154,581	8,480,314
Zurn Elkay Water Solutions Corp.	186,360	8,889,372
		1,169,521,593

Commercial & Professional Services 4.7%
ACCO Brands Corp.	1,424,452	4,900,115
Alight, Inc., Class A	2,413,359	5,574,859
Amentum Holdings, Inc. *	235,050	6,729,482
Barrett Business Services, Inc.	55,742	1,955,987
Brady Corp., Class A	140,110	10,962,206
BrightView Holdings, Inc. *	308,804	3,897,107
Brink's Co.	149,629	16,807,826
Casella Waste Systems, Inc., Class A *	50,877	4,904,034
CBIZ, Inc. *	95,139	4,633,269
Civeo Corp.	112,499	2,507,603
Clarivate PLC *	1,557,870	5,857,591
Clean Harbors, Inc. *	86,335	19,646,393
Conduent, Inc. *	3,288,712	6,380,101
CoreCivic, Inc. *	693,235	12,512,892
CSG Systems International, Inc.	115,329	9,084,465
Dayforce, Inc. *	51,157	3,534,949
Deluxe Corp.	429,126	8,719,840
Ennis, Inc.	148,666	2,592,735
Enviri Corp. *	509,469	9,343,661
ExlService Holdings, Inc. *	219,051	8,702,896
Exponent, Inc.	71,957	5,202,491
FTI Consulting, Inc. *	108,571	17,713,359
GEO Group, Inc. *	608,918	9,596,548
Healthcare Services Group, Inc. *	536,330	10,072,277
Heidrick & Struggles International, Inc.	67,193	3,955,652
HNI Corp.	235,697	9,786,139
Huron Consulting Group, Inc. *	37,214	6,125,797
ICF International, Inc.	69,683	5,438,061
Insperity, Inc.	134,057	4,741,596
Interface, Inc.	176,399	4,923,296
Kelly Services, Inc., Class A	912,128	7,880,786
Kforce, Inc.	191,319	5,624,779
Korn Ferry	233,568	15,361,767
Maximus, Inc.	67,824	5,838,968
MillerKnoll, Inc.	701,337	11,102,165
MSA Safety, Inc.	61,006	9,840,268
OPENLANE, Inc. *	472,883	12,030,144
Parsons Corp. *	115,890	9,813,565
Paycom Software, Inc.	41,635	6,710,313
Pitney Bowes, Inc.	345,137	3,403,051

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Resources Connection, Inc.	631,642	3,053,989
Rollins, Inc.	275,503	16,937,924
Steelcase, Inc., Class A	868,391	14,146,089
Tetra Tech, Inc.	463,120	16,088,789
TriNet Group, Inc.	171,503	10,050,076
TrueBlue, Inc. *(a)	1,049,719	5,143,623
TTEC Holdings, Inc. *	1,000,175	3,360,588
UL Solutions, Inc., Class A	46,488	4,240,171
UniFirst Corp.	70,291	12,128,712
Veralto Corp.	51,543	5,217,182
Verra Mobility Corp. *	198,411	4,329,328
Vestis Corp.	1,691,961	10,963,907
		420,069,411

Consumer Discretionary Distribution & Retail 4.4%
1-800-Flowers.com, Inc., Class A *(b)	395,422	1,348,389
Abercrombie & Fitch Co., Class A *	153,310	15,004,450
A-Mark Precious Metals, Inc.	490,781	14,090,322
American Eagle Outfitters, Inc.	339,028	6,916,171
America's Car-Mart, Inc. *	57,318	1,240,935
Arko Corp.	472,296	2,248,129
Boot Barn Holdings, Inc. *	57,261	11,098,327
Buckle, Inc.	179,933	10,162,616
Caleres, Inc.	500,640	5,862,494
Camping World Holdings, Inc., Class A	213,677	2,391,046
Coupang, Inc. *	710,662	20,012,242
Designer Brands, Inc., Class A	1,173,208	5,091,723
Dillard's, Inc., Class A	20,150	13,501,709
Etsy, Inc. *	275,960	14,962,551
Five Below, Inc. *	154,587	25,489,850
Floor & Decor Holdings, Inc., Class A *	172,329	10,963,571
GameStop Corp., Class A *	708,543	15,963,474
Genesco, Inc. *	206,677	7,409,370
Guess?, Inc.	137,544	2,346,501
Haverty Furniture Cos., Inc.	160,671	3,823,970
MarineMax, Inc. *	243,648	5,696,490
Monro, Inc.	333,691	6,243,359
National Vision Holdings, Inc. *	626,165	18,064,860
Ollie's Bargain Outlet Holdings, Inc. *	121,603	14,970,545
OneWater Marine, Inc., Class A *	150,620	1,830,033
Petco Health & Wellness Co., Inc. *	1,139,223	3,645,514
RH *	68,007	10,717,223
Sally Beauty Holdings, Inc. *	1,281,127	20,318,674
Shoe Carnival, Inc.	152,153	2,513,568
Signet Jewelers Ltd.	55,607	5,569,597
Sleep Number Corp. *	469,922	2,396,602
Sonic Automotive, Inc., Class A	159,683	10,064,819
Stitch Fix, Inc., Class A *	624,151	2,652,642
Upbound Group, Inc.	517,775	9,278,528
Urban Outfitters, Inc. *	346,038	25,631,035
Valvoline, Inc. *	479,152	15,002,249
Victoria's Secret & Co. *	641,677	26,520,510
Wayfair, Inc., Class A *	152,612	16,909,410
Zumiez, Inc. *	274,381	7,133,906
		395,087,404

Consumer Durables & Apparel 3.4%
Acushnet Holdings Corp.	96,361	8,103,960
Beazer Homes USA, Inc. *	270,126	6,177,782
Cavco Industries, Inc. *	23,831	14,194,935
Century Communities, Inc.	296,405	19,352,282
Champion Homes, Inc. *	159,122	13,659,032
Columbia Sportswear Co.	223,041	11,979,532
Crocs, Inc. *	48,090	4,086,688
Ethan Allen Interiors, Inc.	136,565	3,228,397
G-III Apparel Group Ltd. *	483,582	14,096,415
GoPro, Inc., Class A *	4,510,222	7,351,662
SECURITY	NUMBER OF SHARES	VALUE ($)
Green Brick Partners, Inc. *	106,487	7,228,338
Helen of Troy Ltd. *	419,248	7,944,750
Hooker Furnishings Corp.	223,751	2,400,848
Hovnanian Enterprises, Inc., Class A *	30,940	4,071,085
Installed Building Products, Inc.	47,709	12,786,966
iRobot Corp. *(b)	802,953	1,268,666
Kontoor Brands, Inc.	144,753	10,762,386
La-Z-Boy, Inc.	299,756	11,666,504
Levi Strauss & Co., Class A	382,614	8,428,986
LGI Homes, Inc. *	198,526	10,327,323
M/I Homes, Inc. *	33,554	4,616,695
Malibu Boats, Inc., Class A *	154,894	4,397,441
MasterCraft Boat Holdings, Inc. *	138,005	2,550,332
Mattel, Inc. *	303,025	6,399,888
Movado Group, Inc.	163,324	3,420,005
Oxford Industries, Inc.	142,163	5,424,940
Peloton Interactive, Inc., Class A *	133,958	909,575
SharkNinja, Inc. *	96,951	9,459,509
Smith & Wesson Brands, Inc.	563,761	4,910,358
Sonos, Inc. *	558,241	10,360,953
Steven Madden Ltd.	469,863	19,630,876
Sturm Ruger & Co., Inc.	140,605	4,235,023
TopBuild Corp. *	17,161	7,765,352
Topgolf Callaway Brands Corp. *	1,121,305	14,442,408
Under Armour, Inc., Class A *	2,609,994	12,058,172
Wolverine World Wide, Inc.	277,601	4,499,912
YETI Holdings, Inc. *	256,556	10,641,943
		304,839,919

Consumer Services 4.3%
ADT, Inc.	712,154	5,875,271
Adtalem Global Education, Inc. *	104,167	9,641,698
Airbnb, Inc., Class A *	94,655	11,073,688
BJ's Restaurants, Inc. *	75,476	2,894,505
Bloomin' Brands, Inc.	1,194,856	8,483,478
Boyd Gaming Corp.	252,376	21,022,921
Bright Horizons Family Solutions, Inc. *	77,204	7,933,483
Brightstar Lottery PLC	904,045	14,139,264
Brinker International, Inc. *	47,096	7,242,894
Cheesecake Factory, Inc.	100,029	4,767,382
Chegg, Inc. *	2,681,446	2,593,226
Choice Hotels International, Inc.	46,816	4,272,428
Churchill Downs, Inc.	99,491	10,853,473
Cracker Barrel Old Country Store, Inc. (b)	282,636	8,165,354
Dave & Buster's Entertainment, Inc. *	240,372	4,204,106
Dine Brands Global, Inc.	159,974	4,999,188
DoorDash, Inc., Class A *	78,668	15,605,371
Frontdoor, Inc. *	117,322	6,327,175
Golden Entertainment, Inc.	143,461	4,306,699
Graham Holdings Co., Class B	15,974	17,675,231
Grand Canyon Education, Inc. *	89,259	14,079,715
H&R Block, Inc.	325,843	13,724,507
Hilton Grand Vacations, Inc. *	299,264	12,817,477
Hyatt Hotels Corp., Class A	53,357	8,771,357
Jack in the Box, Inc.	311,679	6,143,193
Laureate Education, Inc. *	718,806	22,211,105
Matthews International Corp., Class A	210,062	5,154,922
Papa John's International, Inc.	86,747	3,649,446
Perdoceo Education Corp.	219,591	6,139,764
Planet Fitness, Inc., Class A *	83,912	9,395,627
Red Rock Resorts, Inc., Class A	144,553	8,466,469
Royal Caribbean Cruises Ltd.	20,809	5,540,396
Sabre Corp. *	344,965	555,394
Six Flags Entertainment Corp. *	160,451	2,435,646
Strategic Education, Inc.	102,792	8,019,832
Stride, Inc. *	59,197	3,760,785
Texas Roadhouse, Inc.	29,999	5,257,325

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Travel & Leisure Co.	384,205	26,348,779
United Parks & Resorts, Inc. *	131,263	4,737,282
Wendy's Co.	944,207	7,978,549
Wingstop, Inc.	12,495	3,307,801
Wyndham Hotels & Resorts, Inc.	203,329	14,883,683
Wynn Resorts Ltd.	138,704	17,848,431
		383,304,320

Consumer Staples Distribution & Retail 0.9%
Andersons, Inc.	131,588	6,776,782
Chefs' Warehouse, Inc. *	74,918	4,593,972
Grocery Outlet Holding Corp. *	660,290	7,349,028
Ingles Markets, Inc., Class A	313,114	24,084,729
Maplebear, Inc. *	56,537	2,375,119
PriceSmart, Inc.	155,482	19,139,834
Village Super Market, Inc., Class A	88,881	3,071,727
Weis Markets, Inc.	200,866	13,050,264
		80,441,455

Energy 5.0%
Antero Midstream Corp.	636,998	11,472,334
Archrock, Inc.	415,407	10,194,088
Berry Corp.	1,530,476	5,188,314
Bristow Group, Inc. *	85,067	3,190,863
Cactus, Inc., Class A	109,956	4,719,312
California Resources Corp.	78,905	3,770,081
Chord Energy Corp.	40,529	3,804,052
Civitas Resources, Inc.	102,274	3,003,787
CNX Resources Corp. *	150,711	5,853,615
Comstock Resources, Inc. *	326,679	8,774,598
Core Laboratories, Inc.	183,120	2,765,112
Core Natural Resources, Inc.	190,120	15,209,600
Crescent Energy Co., Class A	959,785	9,050,773
CVR Energy, Inc. *	445,578	15,385,808
Delek U.S. Holdings, Inc.	734,810	28,415,103
Dorian LPG Ltd.	247,562	6,134,586
DT Midstream, Inc.	143,727	17,457,081
Expro Group Holdings NV *	450,807	6,288,758
Green Plains, Inc. *	1,350,119	13,946,729
Gulfport Energy Corp. *	55,056	12,249,409
Helix Energy Solutions Group, Inc. *	806,185	5,369,192
Helmerich & Payne, Inc.	146,391	4,084,309
International Seaways, Inc.	206,963	10,962,830
Kodiak Gas Services, Inc.	77,100	2,713,920
Kosmos Energy Ltd. *	5,251,476	5,881,653
Liberty Energy, Inc.	1,319,275	23,456,710
Magnolia Oil & Gas Corp., Class A	608,062	14,070,555
Matador Resources Co.	93,060	3,945,744
Nabors Industries Ltd. *	238,754	11,906,662
New Fortress Energy, Inc. *(b)	1,076,545	1,313,385
Noble Corp. PLC	346,640	10,614,117
Northern Oil & Gas, Inc.	362,824	8,123,629
Oceaneering International, Inc. *	287,911	7,025,028
Oil States International, Inc. *	570,858	3,596,405
Par Pacific Holdings, Inc. *	693,167	31,643,074
Patterson-UTI Energy, Inc.	655,347	3,807,566
Permian Resources Corp.	923,063	13,375,183
ProPetro Holding Corp. *	1,098,063	10,508,463
Range Resources Corp.	126,901	5,011,320
REX American Resources Corp. *	122,231	4,032,401
RPC, Inc.	837,624	4,456,160
Select Water Solutions, Inc.	449,699	4,541,960
Summit Midstream Corp. *	98,261	2,460,455
Talos Energy, Inc. *	1,032,295	11,830,101
TechnipFMC PLC	218,707	9,898,679
Texas Pacific Land Corp.	7,774	6,718,990
Tidewater, Inc. *	56,660	3,060,773
SECURITY	NUMBER OF SHARES	VALUE ($)
Transocean Ltd. *	1,139,231	5,024,009
Valaris Ltd. *	127,620	7,199,044
Vital Energy, Inc. *	516,923	9,268,429
W&T Offshore, Inc.	1,426,790	2,525,418
Weatherford International PLC	218,392	16,335,722
		451,635,889

Equity Real Estate Investment Trusts (REITs) 7.4%
Acadia Realty Trust	208,265	4,284,011
Agree Realty Corp.	91,750	6,901,435
Alexander & Baldwin, Inc.	253,032	3,954,890
American Assets Trust, Inc.	214,902	4,190,589
American Healthcare REIT, Inc.	116,858	5,934,049
American Homes 4 Rent, Class A	476,681	15,310,994
Americold Realty Trust, Inc.	1,064,972	11,533,647
Apple Hospitality REIT, Inc.	922,007	10,962,663
Brandywine Realty Trust	1,554,974	5,333,561
Brixmor Property Group, Inc.	551,621	14,419,373
Broadstone Net Lease, Inc.	439,592	7,723,631
CareTrust REIT, Inc.	129,967	4,877,662
Centerspace	41,957	2,801,049
COPT Defense Properties	358,349	11,012,065
Cousins Properties, Inc.	498,142	12,842,101
CubeSmart	376,251	14,007,825
DiamondRock Hospitality Co.	811,177	7,389,822
Diversified Healthcare Trust	2,180,477	10,531,704
Douglas Emmett, Inc.	843,711	10,284,837
Easterly Government Properties, Inc.	183,132	3,992,278
EastGroup Properties, Inc.	51,425	9,317,181
Elme Communities	259,862	4,511,204
Empire State Realty Trust, Inc., Class A	864,964	6,080,697
EPR Properties	230,299	12,037,729
Equity LifeStyle Properties, Inc.	249,264	15,671,228
Essential Properties Realty Trust, Inc.	152,791	4,837,363
Federal Realty Investment Trust	192,606	19,015,990
First Industrial Realty Trust, Inc.	204,562	11,709,129
Four Corners Property Trust, Inc.	142,123	3,416,637
Global Net Lease, Inc.	799,869	6,566,924
Healthcare Realty Trust, Inc.	1,101,150	20,073,964
Highwoods Properties, Inc.	492,268	13,685,050
Hudson Pacific Properties, Inc. *	4,013,370	7,946,473
Independence Realty Trust, Inc.	338,817	5,810,712
Innovative Industrial Properties, Inc.	51,799	2,561,461
InvenTrust Properties Corp.	167,496	4,780,336
JBG SMITH Properties	675,453	12,313,508
Kilroy Realty Corp.	501,369	21,503,716
Kite Realty Group Trust	404,283	9,355,109
Lineage, Inc.	102,192	3,660,517
LTC Properties, Inc.	103,077	3,761,280
LXP Industrial Trust	201,757	9,785,214
Macerich Co.	793,975	13,783,406
Medical Properties Trust, Inc. (b)	3,071,089	17,689,473
National Health Investors, Inc.	82,561	6,561,948
National Storage Affiliates Trust	144,922	4,267,953
NNN REIT, Inc.	354,131	14,643,317
Omega Healthcare Investors, Inc.	472,931	21,716,992
Outfront Media, Inc.	612,534	14,412,925
Paramount Group, Inc. *	1,142,439	7,528,673
Park Hotels & Resorts, Inc.	1,129,449	12,220,638
Peakstone Realty Trust	403,797	5,519,905
Pebblebrook Hotel Trust	755,245	8,564,478
Phillips Edison & Co., Inc.	236,453	8,394,081
Piedmont Realty Trust, Inc., Class A	1,025,878	8,966,174
PotlatchDeltic Corp.	399,328	16,068,959
Rayonier, Inc.	474,851	10,546,441
Rexford Industrial Realty, Inc.	263,791	10,976,343
RLJ Lodging Trust	1,267,292	9,555,382
Ryman Hospitality Properties, Inc.	83,421	7,960,866

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sabra Health Care REIT, Inc.	658,516	12,847,647
Service Properties Trust (a)	5,131,413	8,928,659
Sila Realty Trust, Inc.	99,548	2,381,188
SITE Centers Corp.	7,675	56,488
SL Green Realty Corp.	282,445	13,311,633
STAG Industrial, Inc.	334,280	13,130,518
Summit Hotel Properties, Inc.	465,011	2,492,459
Sunstone Hotel Investors, Inc.	917,736	8,590,009
Tanger, Inc.	208,163	6,990,114
Terreno Realty Corp.	91,018	5,715,020
Urban Edge Properties	352,424	6,773,589
Veris Residential, Inc.	241,006	3,629,550
Xenia Hotels & Resorts, Inc.	511,822	7,155,272
		668,069,708

Financial Services 7.0%
Acadian Asset Management, Inc.	125,134	5,611,009
Adamas Trust, Inc.	601,557	4,583,864
AGNC Investment Corp.	472,380	4,955,266
Apollo Commercial Real Estate Finance, Inc.	853,180	8,642,713
Apollo Global Management, Inc.	33,477	4,413,942
Arbor Realty Trust, Inc. (b)	827,627	7,374,157
ARES Management Corp., Class A	89,415	14,024,743
Artisan Partners Asset Management, Inc., Class A	275,931	11,445,618
B Riley Financial, Inc. *(b)	675,774	2,932,859
BGC Group, Inc., Class A	677,269	5,892,240
Blackstone Mortgage Trust, Inc., Class A	783,538	15,255,485
BrightSpire Capital, Inc.	699,995	3,926,972
Chimera Investment Corp.	821,001	10,500,603
Claros Mortgage Trust, Inc. *	1,849,357	6,158,359
Cohen & Steers, Inc.	56,432	3,569,324
Coinbase Global, Inc., Class A *	22,740	6,203,927
Credit Acceptance Corp. *	26,713	12,340,605
DigitalBridge Group, Inc.	1,086,887	10,553,673
Donnelley Financial Solutions, Inc. *	112,903	5,539,021
Enact Holdings, Inc.	67,774	2,623,532
Encore Capital Group, Inc. *	227,224	11,790,653
Enova International, Inc. *	104,311	13,674,129
Essent Group Ltd.	261,428	16,407,221
Euronet Worldwide, Inc. *	164,048	12,154,316
EZCORP, Inc., Class A *	200,374	3,863,211
FactSet Research Systems, Inc.	43,003	11,923,442
Federal Agricultural Mortgage Corp., Class C	20,618	3,541,348
Federated Hermes, Inc.	374,474	18,787,361
FirstCash Holdings, Inc.	116,002	18,375,877
Franklin BSP Realty Trust, Inc.	383,585	3,996,956
Green Dot Corp., Class A *	316,541	3,978,920
Hamilton Lane, Inc., Class A	18,536	2,297,259
Houlihan Lokey, Inc.	77,264	13,552,106
Interactive Brokers Group, Inc., Class A	151,571	9,855,146
Janus Henderson Group PLC	336,066	14,689,445
KKR Real Estate Finance Trust, Inc.	308,144	2,616,143
Ladder Capital Corp.	505,361	5,584,239
LendingClub Corp. *	211,693	3,831,643
loanDepot, Inc., Class A *	1,571,267	4,446,686
MarketAxess Holdings, Inc.	51,836	8,495,402
MFA Financial, Inc.	619,628	5,960,821
Moelis & Co., Class A	218,793	14,039,947
Morningstar, Inc.	28,201	6,059,267
Navient Corp.	1,092,105	13,542,102
NCR Atleos Corp. *	393,845	14,599,834
Nelnet, Inc., Class A	42,157	5,448,371
NMI Holdings, Inc., Class A *	159,510	6,085,306
Oppenheimer Holdings, Inc., Class A	45,818	3,116,999
Paysafe Ltd. *	219,663	1,689,208
SECURITY	NUMBER OF SHARES	VALUE ($)
PennyMac Financial Services, Inc.	158,625	21,346,166
PennyMac Mortgage Investment Trust	573,478	7,363,457
Piper Sandler Cos.	34,974	11,747,767
PJT Partners, Inc., Class A	25,019	4,203,442
PRA Group, Inc. *	245,251	3,973,066
PROG Holdings, Inc.	95,244	2,741,122
Radian Group, Inc.	578,170	20,553,943
Ready Capital Corp.	1,152,612	2,916,108
Redwood Trust, Inc.	549,407	3,027,233
Regional Management Corp.	85,115	3,237,775
Rocket Cos., Inc., Class A	2,107,792	42,113,684
Shift4 Payments, Inc., Class A *(b)	24,446	1,803,626
Stifel Financial Corp.	188,924	23,048,728
Toast, Inc., Class A *	152,824	5,225,053
TPG RE Finance Trust, Inc.	310,795	2,825,127
TPG, Inc.	115,561	6,827,344
Tradeweb Markets, Inc., Class A	60,929	6,632,731
Two Harbors Investment Corp.	405,144	4,108,160
Victory Capital Holdings, Inc., Class A	101,562	6,387,234
Virtu Financial, Inc., Class A	385,411	13,782,297
Virtus Investment Partners, Inc.	29,376	4,688,116
Walker & Dunlop, Inc.	140,261	9,066,471
WEX, Inc. *	97,859	14,518,361
World Acceptance Corp. *	18,941	2,929,415
		626,017,696

Food, Beverage & Tobacco 1.8%
B&G Foods, Inc.	1,560,500	7,193,905
Boston Beer Co., Inc., Class A *	39,606	7,715,249
Calavo Growers, Inc.	136,389	2,794,611
Cal-Maine Foods, Inc.	155,410	12,948,761
Coca-Cola Consolidated, Inc.	108,205	17,632,005
Fresh Del Monte Produce, Inc.	533,503	19,280,799
Hain Celestial Group, Inc. *	3,027,859	3,330,645
J&J Snack Foods Corp.	45,027	4,158,244
John B Sanfilippo & Son, Inc.	73,894	5,366,921
Marzetti Co.	55,095	9,197,559
MGP Ingredients, Inc.	75,885	1,730,937
Nomad Foods Ltd.	952,287	11,646,470
Pilgrim's Pride Corp.	168,651	6,415,484
Seaboard Corp.	4,395	20,566,710
Seneca Foods Corp., Class A *	38,195	4,619,685
Simply Good Foods Co. *	188,246	3,704,681
TreeHouse Foods, Inc. *	552,742	13,205,006
Universal Corp.	254,082	13,405,366
		164,913,038

Health Care Equipment & Services 4.0%
Acadia Healthcare Co., Inc. *	596,651	10,262,397
AdaptHealth Corp. *	761,736	7,358,370
Addus HomeCare Corp. *	44,024	5,291,685
agilon health, Inc. *	3,160,033	2,057,497
AMN Healthcare Services, Inc. *	201,963	3,362,684
Astrana Health, Inc. *	135,108	3,112,888
Avanos Medical, Inc. *	291,438	3,421,482
BrightSpring Health Services, Inc. *	120,508	4,357,569
Brookdale Senior Living, Inc. *	1,126,921	12,542,631
Chemed Corp.	38,176	16,766,517
Claritev Corp. *	131,045	7,085,603
Clover Health Investments Corp. *	751,512	1,871,265
Concentra Group Holdings Parent, Inc.	662,293	13,616,744
CONMED Corp.	100,648	4,370,136
Cross Country Healthcare, Inc. *	413,380	4,241,279
Dexcom, Inc. *	219,771	13,948,865
Embecta Corp.	439,957	5,611,652
Enhabit, Inc. *	427,566	3,822,440
Enovis Corp. *	330,834	10,014,345

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Ensign Group, Inc.	82,814	15,365,310
Envista Holdings Corp. *	908,783	18,993,565
Evolent Health, Inc., Class A *	319,119	1,340,300
Fulgent Genetics, Inc. *	154,289	4,563,869
Globus Medical, Inc., Class A *	135,412	12,327,908
Haemonetics Corp. *	128,683	10,468,362
HealthEquity, Inc. *	63,125	6,639,487
ICU Medical, Inc. *	62,222	9,236,234
Insulet Corp. *	14,797	4,841,430
Integer Holdings Corp. *	66,688	4,813,540
Integra LifeSciences Holdings Corp. *	634,761	8,328,064
Lantheus Holdings, Inc. *	47,178	2,777,369
LivaNova PLC *	106,311	6,783,705
Masimo Corp. *	72,790	10,367,480
Merit Medical Systems, Inc. *	72,380	6,267,384
National HealthCare Corp.	57,939	7,896,506
Neogen Corp. *	632,916	3,784,838
OmniAb, Inc., Class A *(c)	9,356	0
OmniAb, Inc., Class B *(c)	9,356	0
Omnicell, Inc. *	164,211	5,995,344
Option Care Health, Inc. *	511,177	15,897,605
Owens & Minor, Inc. *	2,202,476	5,990,735
Pediatrix Medical Group, Inc. *	491,763	11,846,571
Penumbra, Inc. *	16,872	4,946,364
Privia Health Group, Inc. *	171,782	4,186,327
QuidelOrtho Corp. *	101,225	2,768,504
RadNet, Inc. *	50,093	4,147,199
Select Medical Holdings Corp.	534,800	8,284,052
Surgery Partners, Inc. *	239,494	4,088,163
Teladoc Health, Inc. *	777,264	5,899,434
Varex Imaging Corp. *	308,262	3,566,591
Veeva Systems, Inc., Class A *	61,634	14,810,034
Waystar Holding Corp. *	59,002	2,177,764
		362,516,087

Household & Personal Products 1.2%
BellRing Brands, Inc. *	63,920	1,974,489
Central Garden & Pet Co. *	47,217	1,612,933
Central Garden & Pet Co., Class A *	352,099	10,893,943
Coty, Inc., Class A *	1,808,278	6,003,483
Edgewell Personal Care Co.	430,040	7,680,514
elf Beauty, Inc. *	31,284	2,382,902
Energizer Holdings, Inc.	394,874	7,198,553
Herbalife Ltd. *	1,700,354	21,645,506
Interparfums, Inc.	31,073	2,525,303
Medifast, Inc. *(a)	414,753	4,549,840
Nu Skin Enterprises, Inc., Class A	1,433,801	14,180,292
Reynolds Consumer Products, Inc.	248,521	6,208,055
Spectrum Brands Holdings, Inc.	282,608	16,772,785
USANA Health Sciences, Inc. *	143,247	2,843,453
WD-40 Co.	18,836	3,688,089
		110,160,140

Insurance 1.5%
AMERISAFE, Inc.	68,862	2,809,570
Brighthouse Financial, Inc. *	102,484	6,717,826
CNA Financial Corp.	92,758	4,336,436
Employers Holdings, Inc.	140,344	5,592,708
Erie Indemnity Co., Class A	31,340	9,260,657
Hanover Insurance Group, Inc.	82,827	15,368,550
Horace Mann Educators Corp.	127,112	5,819,187
Kemper Corp.	266,112	10,836,081
Kinsale Capital Group, Inc.	9,405	3,619,984
Mercury General Corp.	99,224	9,239,739
ProAssurance Corp. *	117,911	2,839,297
RLI Corp.	160,500	9,896,430
Safety Insurance Group, Inc.	75,999	5,777,444
SECURITY	NUMBER OF SHARES	VALUE ($)
Selective Insurance Group, Inc.	164,160	12,896,410
Stewart Information Services Corp.	206,731	15,841,797
White Mountains Insurance Group Ltd.	7,197	14,568,527
		135,420,643

Materials 5.2%
AdvanSix, Inc.	253,794	3,905,890
Alpha Metallurgical Resources, Inc. *	21,140	3,365,699
Ardagh Metal Packaging SA	709,734	2,661,502
Ashland, Inc.	66,644	3,525,468
Avient Corp.	415,538	12,711,307
Balchem Corp.	43,614	6,812,943
Cabot Corp.	212,150	13,274,225
Clearwater Paper Corp. *	236,614	4,304,009
Coeur Mining, Inc. *	584,025	10,086,112
Compass Minerals International, Inc. *	318,888	6,055,683
Ecovyst, Inc. *	1,058,483	9,738,044
Element Solutions, Inc.	658,999	17,081,254
Ferroglobe PLC	785,609	3,480,248
Greif, Inc., Class A	257,650	16,909,569
Hawkins, Inc.	35,964	4,676,039
HB Fuller Co.	264,644	15,423,452
Hecla Mining Co.	1,124,167	18,908,489
Ingevity Corp. *	248,259	12,966,568
Innospec, Inc.	112,614	8,419,023
Kaiser Aluminum Corp.	117,717	11,306,718
Knife River Corp. *	136,976	10,251,284
Koppers Holdings, Inc.	214,030	6,350,270
LSB Industries, Inc. *	342,754	3,060,793
Magnera Corp. *	156,197	2,211,750
Materion Corp.	74,437	9,095,457
Mativ Holdings, Inc.	769,156	9,606,758
Metallus, Inc. *	339,572	5,742,162
Minerals Technologies, Inc.	192,214	11,273,351
MP Materials Corp. *	55,307	3,426,269
Myers Industries, Inc.	227,439	4,107,548
NewMarket Corp.	23,533	17,968,151
Olympic Steel, Inc.	184,721	7,183,800
Orion SA	576,336	2,927,787
Perimeter Solutions, Inc. *	6,909	192,623
Quaker Chemical Corp.	56,779	7,826,985
Rayonier Advanced Materials, Inc. *	956,839	6,248,159
Royal Gold, Inc.	62,795	12,800,133
Ryerson Holding Corp.	723,599	16,592,125
Scotts Miracle-Gro Co.	194,505	11,012,873
Sensient Technologies Corp.	124,570	12,144,329
Silgan Holdings, Inc.	383,562	15,204,398
Southern Copper Corp.	185,085	24,945,834
Stepan Co.	209,132	9,479,954
SunCoke Energy, Inc.	766,176	4,995,468
Sylvamo Corp.	232,895	11,032,236
Tredegar Corp. *	310,061	2,418,476
TriMas Corp.	205,198	6,991,096
Trinseo PLC	1,169,275	1,139,225
Tronox Holdings PLC	2,947,246	12,201,598
Warrior Met Coal, Inc.	316,455	24,775,262
Worthington Steel, Inc.	310,395	10,475,831
		469,294,227

Media & Entertainment 3.5%
Advantage Solutions, Inc. *	1,533,213	1,455,939
AMC Entertainment Holdings, Inc., Class A *	235,155	576,130
AMC Networks, Inc., Class A *	1,136,730	10,139,632
Angi, Inc. *	70,868	809,313
Cable One, Inc.	63,794	7,476,019
Cargurus, Inc. *	190,232	6,711,385

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cars.com, Inc. *	325,984	3,781,414
Cinemark Holdings, Inc.	185,067	5,067,134
Clear Channel Outdoor Holdings, Inc. *	2,370,048	4,716,395
EchoStar Corp., Class A *	451,033	33,056,209
EW Scripps Co., Class A *(a)	2,743,389	11,604,535
Gray Media, Inc.	2,707,175	13,319,301
IAC, Inc. *	275,120	9,648,458
iHeartMedia, Inc., Class A *	4,129,117	16,227,430
John Wiley & Sons, Inc., Class A	235,464	8,561,471
Liberty Broadband Corp., Class C *	107,409	4,971,963
Liberty Media Corp.-Liberty Formula One, Class C *	165,882	15,921,354
Lionsgate Studios Corp. *	255,056	1,902,718
Live Nation Entertainment, Inc. *	33,547	4,409,753
Match Group, Inc.	533,697	17,777,447
New York Times Co., Class A	282,736	18,236,472
Pinterest, Inc., Class A *	327,834	8,563,024
Roku, Inc. *	107,979	10,451,287
Scholastic Corp.	345,517	10,206,572
Shutterstock, Inc.	171,114	3,562,593
Sinclair, Inc.	1,025,742	16,165,694
Snap, Inc., Class A *	771,003	5,921,303
Thryv Holdings, Inc. *	324,584	1,827,408
TKO Group Holdings, Inc.	30,590	5,931,095
Trade Desk, Inc., Class A *	93,694	3,706,535
TripAdvisor, Inc. *	424,023	6,305,222
USA TODAY Co., Inc. *	1,244,415	6,234,519
Warner Music Group Corp., Class A	152,249	4,299,512
WideOpenWest, Inc. *	630,487	3,265,923
Yelp, Inc. *	363,093	10,497,019
Ziff Davis, Inc. *	337,330	11,071,171
ZoomInfo Technologies, Inc. *	580,070	5,754,294
		310,133,643

Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Amneal Pharmaceuticals, Inc. *	320,292	4,010,056
Azenta, Inc. *	125,754	4,471,812
BioMarin Pharmaceutical, Inc. *	215,820	12,070,813
Bio-Rad Laboratories, Inc., Class A *	59,943	19,473,083
Bio-Techne Corp.	187,254	12,079,756
Bruker Corp.	292,298	14,267,065
Charles River Laboratories International, Inc. *	29,049	5,174,789
Collegium Pharmaceutical, Inc. *	73,156	3,414,922
Corcept Therapeutics, Inc. *	80,771	6,413,217
Elanco Animal Health, Inc. *	423,844	9,862,850
Emergent BioSolutions, Inc. *	772,396	8,627,663
Exact Sciences Corp. *	114,503	11,598,009
Exelixis, Inc. *	375,730	16,595,994
Fortrea Holdings, Inc. *	1,460,303	18,560,451
Halozyme Therapeutics, Inc. *	114,075	8,144,955
Incyte Corp. *	275,161	28,743,318
Innoviva, Inc. *	200,478	4,356,387
Ironwood Pharmaceuticals, Inc. *	2,970,597	10,397,090
Jazz Pharmaceuticals PLC *	51,044	9,010,797
Medpace Holdings, Inc. *	15,956	9,453,292
Myriad Genetics, Inc. *	435,975	3,326,489
Neurocrine Biosciences, Inc. *	87,389	13,297,110
Pacira BioSciences, Inc. *	110,604	2,606,936
Prestige Consumer Healthcare, Inc. *	117,998	7,026,781
Repligen Corp. *	38,725	6,622,750
Royalty Pharma PLC, Class A	605,353	24,226,227
Sotera Health Co. *	203,292	3,553,544
Supernus Pharmaceuticals, Inc. *	122,478	5,583,772
United Therapeutics Corp. *	14,498	7,046,028
Vir Biotechnology, Inc. *	132,478	850,509
		290,866,465

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 2.0%
Anywhere Real Estate, Inc. *	3,069,863	43,745,548
Compass, Inc., Class A *	1,509,985	15,734,044
CoStar Group, Inc. *	235,416	16,196,621
Cushman & Wakefield Ltd. *	349,316	5,851,043
eXp World Holdings, Inc.	997,037	11,316,370
Howard Hughes Holdings, Inc. *	17,387	1,556,658
Kennedy-Wilson Holdings, Inc.	743,597	7,235,199
Marcus & Millichap, Inc.	134,608	3,944,014
Newmark Group, Inc., Class A	475,503	8,264,242
Opendoor Technologies, Inc. *	6,912,315	53,224,825
Zillow Group, Inc., Class C *	206,692	15,373,751
		182,442,315

Semiconductors & Semiconductor Equipment 3.0%
Allegro MicroSystems, Inc. *	133,880	3,573,257
Alpha & Omega Semiconductor Ltd. *	89,821	1,821,570
Amkor Technology, Inc.	841,792	30,632,811
Axcelis Technologies, Inc. *	89,981	7,447,727
Cirrus Logic, Inc. *	170,195	20,481,266
Cohu, Inc. *	264,355	6,429,114
Diodes, Inc. *	276,673	12,785,059
Enphase Energy, Inc. *	228,195	6,583,426
Entegris, Inc.	203,126	15,669,140
First Solar, Inc. *	31,561	8,613,628
FormFactor, Inc. *	184,105	10,129,457
GLOBALFOUNDRIES, Inc. *	249,121	8,928,497
Ichor Holdings Ltd. *	209,627	3,521,734
Lattice Semiconductor Corp. *	108,619	7,626,140
MACOM Technology Solutions Holdings, Inc. *	23,208	4,061,168
MaxLinear, Inc. *	304,981	4,748,554
MKS, Inc.	148,099	23,161,203
Monolithic Power Systems, Inc.	20,551	19,074,822
Onto Innovation, Inc. *	58,743	8,409,648
Penguin Solutions, Inc. *	215,663	4,362,862
Photronics, Inc. *	319,106	7,310,718
Power Integrations, Inc.	160,885	5,405,736
Rambus, Inc. *	81,342	7,773,855
Semtech Corp. *	95,731	7,099,411
Silicon Laboratories, Inc. *	113,000	14,416,540
Synaptics, Inc. *	129,924	8,901,093
Ultra Clean Holdings, Inc. *	286,601	7,268,201
Universal Display Corp.	49,810	5,923,903
		272,160,540

Software & Services 3.4%
ACI Worldwide, Inc. *	210,960	9,885,585
Alarm.com Holdings, Inc. *	67,580	3,511,457
AppLovin Corp., Class A *	22,773	13,651,958
Bentley Systems, Inc., Class B	37,740	1,583,570
Blackbaud, Inc. *	72,399	4,081,856
CCC Intelligent Solutions Holdings, Inc. *	371,995	2,771,363
Commvault Systems, Inc. *	41,188	5,086,718
Consensus Cloud Solutions, Inc. *	94,493	2,063,727
Crowdstrike Holdings, Inc., Class A *	7,449	3,792,733
Datadog, Inc., Class A *	19,882	3,181,319
DigitalOcean Holdings, Inc. *	72,417	3,224,005
Docusign, Inc. *	34,610	2,400,203
Dolby Laboratories, Inc., Class A	178,602	12,046,705
Dropbox, Inc., Class A *	586,329	17,519,510
Dynatrace, Inc. *	97,766	4,356,453
Fair Isaac Corp. *	9,681	17,482,240
Globant SA *	61,063	3,885,439
Guidewire Software, Inc. *	30,324	6,549,377
HubSpot, Inc. *	4,428	1,626,493

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
InterDigital, Inc.	32,863	11,756,738
LiveRamp Holdings, Inc. *	248,045	7,156,098
Manhattan Associates, Inc. *	38,587	6,808,676
NCR Voyix Corp. *	978,432	9,891,947
Okta, Inc. *	67,170	5,395,766
Palantir Technologies, Inc., Class A *	65,949	11,109,109
Progress Software Corp. *	93,531	3,873,119
PTC, Inc. *	67,109	11,772,932
Qualys, Inc. *	49,458	6,966,159
RingCentral, Inc., Class A *	53,653	1,515,161
ServiceNow, Inc. *	6,361	5,167,740
Snowflake, Inc., Class A *	31,411	7,891,700
SPS Commerce, Inc. *	26,256	2,187,650
Teradata Corp. *	545,617	15,626,471
Twilio, Inc., Class A *	132,659	17,204,546
Tyler Technologies, Inc. *	18,365	8,624,571
Unisys Corp. *	598,288	1,603,412
Unity Software, Inc. *	281,315	11,961,514
VeriSign, Inc.	82,533	20,797,491
Workday, Inc., Class A *	62,387	13,451,885
Zoom Communications, Inc., Class A *	60,732	5,159,791
		304,623,187

Technology Hardware & Equipment 5.3%
Advanced Energy Industries, Inc.	79,538	16,797,630
Badger Meter, Inc.	23,781	4,245,860
Belden, Inc.	102,713	11,647,654
Benchmark Electronics, Inc.	279,102	12,540,053
Calix, Inc. *	105,902	5,853,204
Cognex Corp.	391,047	14,898,891
Coherent Corp. *	139,745	22,954,514
CommScope Holding Co., Inc. *	1,899,412	37,494,393
Crane NXT Co.	116,409	6,553,827
CTS Corp.	101,822	4,310,125
ePlus, Inc.	126,749	11,356,710
Ingram Micro Holding Corp.	239,939	5,137,094
IPG Photonics Corp. *	161,188	12,837,012
Itron, Inc. *	92,596	9,170,708
Kimball Electronics, Inc. *	210,088	6,071,543
Knowles Corp. *	365,961	8,226,803
Littelfuse, Inc.	72,865	18,654,897
Lumentum Holdings, Inc. *	177,674	57,772,478
Methode Electronics, Inc.	643,733	4,879,496
NETGEAR, Inc. *	140,175	3,707,629
NetScout Systems, Inc. *	385,475	10,361,568
Novanta, Inc. *	34,757	3,950,481
OSI Systems, Inc. *	37,941	10,276,320
PC Connection, Inc.	107,758	6,254,274
Plexus Corp. *	104,544	14,944,565
Pure Storage, Inc., Class A *	113,778	10,121,691
Rogers Corp. *	90,432	7,579,106
ScanSource, Inc. *	202,002	8,306,322
Super Micro Computer, Inc. *	493,426	16,702,470
TTM Technologies, Inc. *	440,397	30,907,062
Viasat, Inc. *	1,310,298	44,982,530
Viavi Solutions, Inc. *	822,528	14,756,152
Vishay Intertechnology, Inc.	355,507	4,859,781
Vontier Corp.	415,973	15,091,500
		474,204,343

Telecommunication Services 0.4%
Array Digital Infrastructure, Inc.	64,472	3,170,733
Cogent Communications Holdings, Inc.	118,667	2,264,166
GCI Liberty, Inc. *(c)	31,423	0
GCI Liberty, Inc., Class C *	14,929	497,434
IDT Corp., Class B	48,802	2,428,876
IHS Holding Ltd. *	855,816	6,076,294
SECURITY	NUMBER OF SHARES	VALUE ($)
Iridium Communications, Inc.	329,466	5,403,243
Liberty Latin America Ltd., Class C *	762,099	6,668,366
Shenandoah Telecommunications Co.	234,715	2,565,435
Uniti Group, Inc.	1,561,441	9,946,379
		39,020,926

Transportation 2.3%
Allegiant Travel Co. *	119,333	9,069,308
American Airlines Group, Inc. *	978,464	13,747,419
ArcBest Corp.	218,600	14,027,562
Covenant Logistics Group, Inc., Class A	100,289	1,999,763
Forward Air Corp. *	251,015	5,765,815
Genco Shipping & Trading Ltd.	282,402	5,343,046
Global Ship Lease, Inc., Class A	157,266	5,521,609
Heartland Express, Inc.	407,714	3,204,632
JetBlue Airways Corp. *	2,647,798	12,100,437
Kirby Corp. *	149,107	16,926,627
Lyft, Inc., Class A *	58,815	1,236,879
Marten Transport Ltd.	480,048	4,920,492
RXO, Inc. *	654,511	8,652,635
Saia, Inc. *	52,523	14,788,376
Schneider National, Inc., Class B	332,368	7,514,841
SkyWest, Inc. *	158,716	16,112,848
Southwest Airlines Co.	352,105	12,256,775
Sun Country Airlines Holdings, Inc. *	189,870	2,601,219
United Airlines Holdings, Inc. *	196,035	19,987,729
Werner Enterprises, Inc.	498,636	12,745,136
XPO, Inc. *	139,905	19,874,904
		208,398,052

Utilities 3.5%
ALLETE, Inc.	220,308	14,897,227
American States Water Co.	70,896	5,229,998
Avista Corp.	377,402	15,616,895
Black Hills Corp.	326,887	24,120,992
California Water Service Group	142,523	6,466,268
Chesapeake Utilities Corp.	44,029	6,122,673
Clearway Energy, Inc., Class C	316,016	11,572,506
Essential Utilities, Inc.	158,010	6,255,616
H2O America	96,023	4,458,348
Hawaiian Electric Industries, Inc. *	1,645,958	19,356,466
IDACORP, Inc.	138,212	18,213,577
MDU Resources Group, Inc.	509,641	10,865,546
MGE Energy, Inc.	74,091	6,136,217
New Jersey Resources Corp.	322,522	15,506,858
Northwest Natural Holding Co.	188,508	9,325,491
Northwestern Energy Group, Inc.	267,456	18,478,535
ONE Gas, Inc.	226,113	18,934,703
Ormat Technologies, Inc.	110,304	12,454,425
Otter Tail Corp.	134,923	11,090,670
Southwest Gas Holdings, Inc.	273,333	22,700,306
Spire, Inc.	233,756	20,724,807
Talen Energy Corp. *	25,817	10,178,868
TXNM Energy, Inc.	324,768	18,982,689
Unitil Corp.	49,633	2,493,065
		310,182,746
Total Common Stocks (Cost $7,708,304,762)		8,939,138,982

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Telecommunication Services 0.0%
GCI Liberty, Inc. expires 12/17/25 strike USD 27.200 *	5,729	35,520
Total Rights (Cost $0)		35,520

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)	31,367,741	31,367,741
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)(e)	26,534,578	26,534,578
		57,902,319
Total Short-Term Investments (Cost $57,902,319)		57,902,319
Total Investments in Securities (Cost $7,766,207,081)		8,997,076,821

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/19/25	368	46,093,840	852,245

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $25,497,071.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2025. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2025, and/or Value and Balance of Shares Held at November 30, 2025, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/25	BALANCE OF SHARES HELD AT 11/30/25	DIVIDENDS RECEIVED
COMMON STOCKS 0.3% OF NET ASSETS

Commercial & Professional Services 0.1%
TrueBlue, Inc.	$—	$6,112,574	($328,339 )	($22,445 )	($1,628,154 )	$5,143,623	1,049,719	$—

Consumer Services 0.0%
Cracker Barrel Old Country Store, Inc.	16,173,738	3,496,486	(7,134,620)	(6,417,992)	2,047,742	—	—	254,686

Equity Real Estate Investment Trusts (REITs) 0.1%
Service Properties Trust	—	3,943,622	(1,626,147)	(180,620)	(6,193,370)	8,928,659	5,131,413	150,768

Household & Personal Products 0.0%
Medifast, Inc.	—	5,919,586	(349,437)	(21,823)	(1,362,325)	4,549,840	414,753	—

Media & Entertainment 0.1%
EW Scripps Co., Class A	—	8,452,010	(519,342)	734	3,352,021	11,604,535	2,743,389	—
Total	$16,173,738	$27,924,278	($9,957,885 )	($6,642,146 )	($3,784,086 )	$30,226,657		$405,454

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$8,537,601,969	$—	$—	$8,537,601,969
Health Care Equipment & Services	362,516,087	—	0 *	362,516,087
Telecommunication Services	39,020,926	—	0 *	39,020,926
Rights
Telecommunication Services	35,520	—	—	35,520
Short-Term Investments [1]	57,902,319	—	—	57,902,319
Futures Contracts [2]	852,245	—	—	852,245
Total	$8,997,929,066	$—	$0	$8,997,929,066

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Equity ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.0% OF NET ASSETS

Australia 4.3%
AGL Energy Ltd.	1,242,151	7,657,265
Ampol Ltd.	549,012	11,078,496
ANZ Group Holdings Ltd.	1,958,928	44,500,799
APA Group	1,037,324	6,299,366
Aristocrat Leisure Ltd.	143,828	5,502,769
Aurizon Holdings Ltd.	3,097,543	7,272,301
BHP Group Ltd.	5,793,269	158,313,754
BlueScope Steel Ltd.	959,673	15,274,412
Brambles Ltd.	713,184	11,253,009
Coles Group Ltd.	1,153,889	16,890,001
Commonwealth Bank of Australia	525,596	52,568,045
Computershare Ltd.	160,618	3,781,465
CSL Ltd.	124,431	15,202,426
Downer EDI Ltd.	1,394,287	7,232,694
Dyno Nobel Ltd.	2,351,863	5,259,420
Endeavour Group Ltd.	2,032,856	4,932,644
Fortescue Ltd.	2,401,794	33,722,819
Goodman Group	179,247	3,488,890
Insurance Australia Group Ltd.	1,104,015	5,618,342
JB Hi-Fi Ltd.	91,599	5,897,734
Lendlease Corp. Ltd.	1,245,789	4,272,850
Macquarie Group Ltd.	133,085	17,197,090
Medibank Pvt Ltd.	2,082,721	6,487,781
Metcash Ltd.	2,166,456	5,256,819
Mineral Resources Ltd. *	203,383	6,546,221
Mirvac Group	709,685	1,005,289
National Australia Bank Ltd.	1,465,742	38,545,471
Northern Star Resources Ltd.	381,021	6,786,567
Orica Ltd.	390,795	6,109,796
Origin Energy Ltd.	1,188,318	9,102,213
QBE Insurance Group Ltd.	719,000	9,076,765
Ramsay Health Care Ltd.	228,159	5,507,758
Rio Tinto Ltd.	554,780	48,126,739
Santos Ltd.	3,093,869	13,066,499
Scentre Group	2,246,171	6,009,999
Sims Ltd.	115,036	1,290,035
Sonic Healthcare Ltd.	512,846	7,846,449
South32 Ltd.	6,055,171	12,786,560
Stockland	1,451,782	5,731,514
Suncorp Group Ltd.	667,011	7,681,198
Telstra Group Ltd.	3,887,669	12,543,705
Transurban Group	962,244	9,421,422
Treasury Wine Estates Ltd.	124,643	475,732
Viva Energy Group Ltd.	2,839,864	3,948,252
Wesfarmers Ltd.	519,663	27,904,297
Westpac Banking Corp.	1,876,545	46,259,695
Whitehaven Coal Ltd.	1,684,710	7,656,492
Woodside Energy Group Ltd.	1,901,352	31,085,385
Woolworths Group Ltd.	1,054,956	20,284,755
Worley Ltd.	730,953	6,394,649
		806,154,648

Austria 0.5%
ams-OSRAM AG *	479,192	5,051,822
BAWAG Group AG *	49,597	6,642,404
Erste Group Bank AG	183,365	20,035,530
SECURITY	NUMBER OF SHARES	VALUE ($)
OMV AG	429,106	23,744,602
Raiffeisen Bank International AG	240,453	9,750,282
voestalpine AG	374,998	16,172,186
Wienerberger AG	154,723	5,300,725
		86,697,551

Belgium 0.6%
Ageas SA	142,939	9,770,799
Anheuser-Busch InBev SA	738,307	45,429,795
KBC Group NV	155,650	19,174,904
Proximus SADP	692,327	5,957,808
Syensqo SA	87,416	7,127,925
UCB SA	32,060	8,948,344
Umicore SA	1,064,436	18,715,277
		115,124,852

Canada 8.4%
Agnico Eagle Mines Ltd.	88,998	15,563,877
Algonquin Power & Utilities Corp.	907,285	5,564,569
Alimentation Couche-Tard, Inc.	810,175	44,360,430
AltaGas Ltd.	253,917	7,854,023
ARC Resources Ltd.	479,279	8,598,521
Atco Ltd., Class I	148,610	5,936,725
AtkinsRealis Group, Inc.	20,441	1,271,725
B2Gold Corp.	1,528,041	7,113,795
Bank of Montreal	377,475	47,902,946
Bank of Nova Scotia	1,011,829	70,360,965
Barrick Mining Corp.	1,421,025	59,560,626
Bausch Health Cos., Inc. *	1,039,139	6,619,242
BCE, Inc.	782,139	18,469,937
Brookfield Corp.	853,021	40,373,247
Brookfield Infrastructure Corp., Class A (a)	4,920	226,651
Canadian Imperial Bank of Commerce	524,298	45,443,799
Canadian National Railway Co.	297,017	28,513,888
Canadian Natural Resources Ltd.	2,037,814	69,128,241
Canadian Pacific Kansas City Ltd.	247,669	17,984,673
Canadian Tire Corp. Ltd., Class A	96,582	11,779,256
Capital Power Corp.	73,743	3,244,258
CCL Industries, Inc., Class B	93,944	5,758,412
Cenovus Energy, Inc.	2,561,140	45,801,241
CGI, Inc.	127,112	11,349,400
Constellation Software, Inc.	1,652	4,008,089
Dollarama, Inc.	46,074	6,608,440
Element Fleet Management Corp.	125,655	3,355,788
Emera, Inc.	208,468	10,141,889
Empire Co. Ltd., Class A	254,876	9,406,671
Enbridge, Inc.	1,447,562	70,537,561
Fairfax Financial Holdings Ltd.	11,555	19,945,585
Finning International, Inc.	174,757	9,371,854
First Quantum Minerals Ltd. *	630,056	14,390,433
Fortis, Inc.	319,489	16,789,759
Franco-Nevada Corp.	25,995	5,447,752
George Weston Ltd.	184,297	12,668,973
Gildan Activewear, Inc.	107,297	6,172,050
Great-West Lifeco, Inc.	146,581	6,812,513
Hydro One Ltd.	175,320	6,884,270
iA Financial Corp., Inc.	55,533	6,575,286

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Imperial Oil Ltd.	190,216	19,061,852
Intact Financial Corp.	63,372	12,973,974
Keyera Corp.	175,065	5,669,944
Kinross Gold Corp.	741,921	20,958,250
Linamar Corp.	100,051	5,675,573
Loblaw Cos. Ltd.	444,182	19,754,875
Lundin Mining Corp.	522,794	9,791,723
Magna International, Inc.	861,263	42,252,270
Manulife Financial Corp.	964,665	34,232,615
Methanex Corp.	118,842	4,283,785
Metro, Inc.	196,952	14,164,777
National Bank of Canada	155,727	18,873,123
Northland Power, Inc.	61,043	761,478
Nutrien Ltd.	919,854	53,645,228
Onex Corp.	25,475	2,033,907
Open Text Corp.	207,360	6,998,521
Pembina Pipeline Corp.	402,353	15,634,634
Power Corp. of Canada	388,018	19,803,795
Quebecor, Inc., Class B	184,062	6,952,911
Restaurant Brands International, Inc.	131,962	9,611,866
Rogers Communications, Inc., Class B	501,624	19,657,630
Royal Bank of Canada	616,189	95,536,810
Saputo, Inc.	359,327	10,209,779
Shopify, Inc., Class A *	24,751	3,963,214
Sun Life Financial, Inc.	283,811	16,863,143
Suncor Energy, Inc.	1,794,339	80,883,944
TC Energy Corp.	560,012	30,329,548
Teck Resources Ltd., Class B	537,159	22,922,843
TELUS Corp.	705,230	9,277,944
TFI International, Inc.	63,481	5,549,607
Thomson Reuters Corp.	36,556	4,970,546
Toromont Industries Ltd.	46,555	5,457,159
Toronto-Dominion Bank	1,074,784	90,705,741
Tourmaline Oil Corp.	236,422	10,908,262
Vermilion Energy, Inc.	493,517	4,570,356
Waste Connections, Inc.	58,752	10,456,554
West Fraser Timber Co. Ltd.	164,118	10,196,377
Wheaton Precious Metals Corp.	50,804	5,592,977
Whitecap Resources, Inc.	1,456,905	12,217,079
WSP Global, Inc.	41,015	7,192,078
		1,568,494,052

China 0.1%
China Gas Holdings Ltd.	5,628,581	6,217,350
GCL Technology Holdings Ltd. *	5,239,365	780,629
Kingboard Holdings Ltd.	1,819,388	6,085,191
SITC International Holdings Co. Ltd.	1,398,125	4,801,924
		17,885,094

Denmark 0.9%
AP Moller - Maersk AS, Class A	8,758	17,555,466
AP Moller - Maersk AS, Class B	13,753	27,514,548
Carlsberg AS, Class B	79,071	9,824,438
Coloplast AS, Class B	41,008	3,700,947
Danske Bank AS	278,430	12,806,352
DSV AS	88,310	20,137,507
Genmab AS *	14,080	4,461,055
ISS AS	125,498	4,149,790
Novo Nordisk AS, Class B	664,770	32,745,255
Novonesis Novozymes B, Class B	79,400	4,954,866
Orsted AS *(a)	226,226	4,807,149
Pandora AS	37,026	4,425,515
Rockwool AS, B Shares	21,107	713,188
Vestas Wind Systems AS	492,265	11,714,767
		159,510,843

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.1%
Elisa OYJ	100,215	4,387,008
Fortum OYJ	592,847	12,174,672
Kesko OYJ, B Shares	346,158	7,371,816
Kone OYJ, B Shares	174,718	11,870,102
Metso OYJ	257,442	4,236,622
Neste OYJ	1,324,586	25,579,824
Nokia OYJ	5,624,416	34,216,731
Nordea Bank Abp	2,540,164	44,927,349
Outokumpu OYJ	1,858,663	8,727,515
Sampo OYJ, A Shares	1,553,002	18,266,689
Stora Enso OYJ, R Shares	1,052,084	12,368,696
UPM-Kymmene OYJ	637,395	17,391,032
Wartsila OYJ Abp	216,893	7,025,374
		208,543,430

France 8.1%
Accor SA	83,146	4,498,603
Air Liquide SA	240,990	46,180,940
Alstom SA *	357,082	9,340,840
Arkema SA	133,840	8,146,958
AXA SA	1,218,822	55,024,227
Ayvens SA	675,878	8,706,736
BNP Paribas SA	1,024,856	87,646,680
Bollore SE	642,965	3,566,804
Bouygues SA	381,843	19,064,232
Bureau Veritas SA	144,377	4,621,217
Capgemini SE	127,449	19,938,404
Carrefour SA	2,169,267	33,395,222
Cie de Saint-Gobain SA	378,477	37,748,431
Cie Generale des Etablissements Michelin SCA	984,651	32,168,054
Credit Agricole SA	745,158	14,286,389
Danone SA	443,689	39,649,111
Dassault Systemes SE	139,411	3,900,842
Eiffage SA	149,358	20,627,164
Elis SA	155,504	4,421,521
Emeis SA *	271,912	4,219,139
Engie SA	2,146,592	54,557,905
EssilorLuxottica SA	92,513	33,143,889
Eurazeo SE	12,779	810,496
Forvia SE *	1,042,130	14,634,279
Hermes International SCA	3,145	7,664,856
Kering SA	89,544	30,427,876
Klepierre SA	26,820	1,044,587
Legrand SA	107,025	16,215,345
L'Oreal SA	89,809	39,147,994
Louis Hachette Group	283,186	498,729
LVMH Moet Hennessy Louis Vuitton SE	112,456	82,939,661
Orange SA	4,367,802	71,929,892
Pernod Ricard SA	148,542	13,374,055
Publicis Groupe SA	133,077	12,970,089
Renault SA	548,842	21,955,973
Rexel SA	479,468	18,245,892
Rubis SCA	172,666	6,588,745
Safran SA	68,787	23,174,879
Sanofi SA	859,065	85,501,723
Schneider Electric SE	184,192	49,379,514
SCOR SE	230,634	7,435,662
SEB SA	44,786	2,532,291
Societe Generale SA	1,051,240	73,127,830
Sodexo SA	71,961	3,803,245
Teleperformance SE	85,580	5,883,712
Thales SA	35,327	9,241,123
TotalEnergies SE	4,025,518	265,359,216
Unibail-Rodamco-Westfield *	70,791	7,527,182

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valeo SE	947,676	11,977,104
Veolia Environnement SA	709,977	24,133,912
Vinci SA	416,257	59,057,422
Vivendi SE *	140,029	408,877
Worldline SA *(a)	576,208	1,023,139
		1,512,868,608

Germany 7.5%
adidas AG	95,416	17,761,909
Allianz SE	218,874	94,569,540
Aumovio SE *	122,790	5,286,899
Aurubis AG	75,551	10,451,546
BASF SE	1,835,969	95,669,995
Bayer AG	2,633,916	93,186,326
Bayerische Motoren Werke AG	763,775	78,038,613
Beiersdorf AG	36,717	3,948,422
BioNTech SE, ADR *	223,559	23,060,111
Brenntag SE	164,096	9,417,342
Commerzbank AG	412,722	16,228,003
Continental AG	229,566	17,194,937
Daimler Truck Holding AG	441,826	18,700,409
Deutsche Bank AG	1,063,588	37,783,382
Deutsche Boerse AG	36,649	9,803,861
Deutsche Lufthansa AG	1,448,545	13,902,777
Deutsche Post AG	1,507,730	78,443,395
Deutsche Telekom AG	3,414,386	110,000,877
E.ON SE	2,186,917	38,958,726
Evonik Industries AG	490,770	7,558,106
Freenet AG	125,228	4,144,909
Fresenius Medical Care AG	356,075	17,046,276
Fresenius SE & Co. KGaA	668,717	36,731,861
FUCHS SE	25,514	904,594
GEA Group AG	84,877	5,752,637
Hannover Rueck SE	22,658	6,821,119
Hapag-Lloyd AG (a)	56,075	7,490,463
Heidelberg Materials AG	111,826	28,720,254
Henkel AG & Co. KGaA	63,634	4,778,126
Infineon Technologies AG	533,791	22,506,124
K&S AG	447,953	6,098,100
KION Group AG	120,365	9,016,968
Lanxess AG	259,119	5,253,591
Mercedes-Benz Group AG	2,116,077	142,830,163
Merck KGaA	71,939	9,684,706
MTU Aero Engines AG	12,491	5,107,095
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	55,351	34,945,273
Puma SE	158,145	3,661,529
Rheinmetall AG	6,070	10,429,444
RWE AG	353,894	17,964,538
SAP SE	194,496	47,074,415
Schaeffler AG	722,476	5,584,210
Siemens AG	335,163	88,802,675
Siemens Energy AG *	173,783	23,254,160
Siemens Healthineers AG	116,604	5,797,316
Symrise AG	53,085	4,401,263
thyssenkrupp AG	2,617,758	28,587,961
Tkms AG& Co. KGaA *	128,120	9,746,612
Volkswagen AG	144,139	16,644,420
Vonovia SE	311,946	9,456,200
Zalando SE *	150,901	4,062,975
		1,403,265,153

Hong Kong 1.0%
AIA Group Ltd.	5,662,633	58,622,100
CK Asset Holdings Ltd.	2,332,274	11,958,536
CLP Holdings Ltd.	1,682,223	14,692,659
SECURITY	NUMBER OF SHARES	VALUE ($)
Galaxy Entertainment Group Ltd.	196,212	1,014,125
Hang Seng Bank Ltd.	493,260	9,642,696
HKT Trust & HKT Ltd.	3,347,215	5,116,094
Hong Kong & China Gas Co. Ltd.	7,680,727	7,142,476
Hong Kong Exchanges & Clearing Ltd.	133,609	7,053,188
Link REIT	1,156,787	5,479,642
MTR Corp. Ltd.	296,301	1,175,218
New World Development Co. Ltd. *(a)	10,098,780	8,911,146
Pacific Basin Shipping Ltd.	19,333,685	6,456,481
Sun Hung Kai Properties Ltd.	1,197,639	15,167,387
Swire Pacific Ltd., A Shares	608,414	5,216,250
Swire Pacific Ltd., B Shares	1,447,654	2,208,966
Techtronic Industries Co. Ltd.	694,813	8,130,069
WH Group Ltd.	21,114,403	22,075,529
Wharf Real Estate Investment Co. Ltd.	338,214	1,066,910
Yue Yuen Industrial Holdings Ltd.	2,307,656	4,875,789
		196,005,261

Indonesia 0.1%
Jardine Matheson Holdings Ltd.	260,219	17,070,366

Ireland 1.0%
AIB Group PLC	599,394	6,156,299
Allegion PLC	31,435	5,219,153
Bank of Ireland Group PLC	494,953	9,167,711
DCC PLC (a)	193,720	12,818,549
Flutter Entertainment PLC *	5,226	1,090,255
Glanbia PLC	60,238	1,033,958
ICON PLC *	38,088	7,046,280
James Hardie Industries PLC *	189,596	3,776,117
Kerry Group PLC, Class A	91,556	8,495,117
Kingspan Group PLC	76,804	6,582,614
Medtronic PLC	788,108	83,011,416
Perrigo Co. PLC	220,307	2,941,098
Ryanair Holdings PLC	366,371	11,998,920
Smurfit WestRock PLC (b)	74,535	2,677,353
Smurfit WestRock PLC (b)	223,524	7,977,572
Trane Technologies PLC	39,617	16,697,773
		186,690,185

Isle Of Man 0.0%
Entain PLC	540,046	5,559,908

Israel 0.5%
Bank Hapoalim BM	639,165	13,795,959
Bank Leumi Le-Israel BM	705,309	14,753,515
Check Point Software Technologies Ltd. *	29,845	5,574,151
ICL Group Ltd.	1,196,916	6,617,670
Israel Discount Bank Ltd., A Shares	627,153	6,549,700
Mizrahi Tefahot Bank Ltd.	52,230	3,649,811
Oil Refineries Ltd.	11,495,268	3,643,911
Teva Pharmaceutical Industries Ltd., ADR *	899,461	24,186,506
ZIM Integrated Shipping Services Ltd. (a)	994,097	20,289,520
		99,060,743

Italy 2.3%
A2A SpA	2,006,110	5,492,205
Banco BPM SpA	584,550	8,422,334

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BPER Banca SpA	547,955	6,600,948
Enel SpA	8,598,459	88,892,455
Eni SpA	4,953,462	92,738,724
Generali	806,662	31,998,360
Hera SpA	278,686	1,333,822
Intesa Sanpaolo SpA	7,627,357	49,446,900
Leonardo SpA	165,043	8,985,176
Moncler SpA	76,030	5,128,315
Poste Italiane SpA	274,926	6,575,941
Prysmian SpA	128,392	12,859,167
Snam SpA	1,332,872	8,869,726
Telecom Italia SpA *	38,391,296	21,600,284
Terna - Rete Elettrica Nazionale	633,154	6,677,928
UniCredit SpA	812,391	60,425,387
Unipol Assicurazioni SpA	298,444	6,842,329
		422,890,001

Japan 24.1%
Advantest Corp.	109,819	14,479,500
Aeon Co. Ltd.	2,001,600	36,267,376
AGC, Inc. (a)	540,972	18,723,420
Air Water, Inc.	399,941	5,643,512
Aisin Corp.	1,518,399	27,049,979
Ajinomoto Co., Inc.	507,429	11,780,937
Alfresa Holdings Corp.	656,589	9,942,453
Alps Alpine Co. Ltd.	531,584	6,906,675
Amada Co. Ltd.	392,995	4,679,171
ANA Holdings, Inc.	339,593	6,412,116
Asahi Group Holdings Ltd.	1,653,455	19,204,660
Asahi Kasei Corp.	2,971,549	24,831,143
Astellas Pharma, Inc.	1,874,130	23,647,305
Bandai Namco Holdings, Inc.	332,811	9,761,461
Bridgestone Corp.	878,868	41,242,873
Brother Industries Ltd.	479,574	9,603,773
Canon, Inc.	929,425	27,433,076
Central Japan Railway Co.	765,023	20,923,538
Chubu Electric Power Co., Inc.	1,728,936	27,033,668
Chugai Pharmaceutical Co. Ltd.	179,342	9,623,902
Chugoku Electric Power Co., Inc.	732,812	4,799,320
Coca-Cola Bottlers Japan Holdings, Inc.	279,080	5,161,326
COMSYS Holdings Corp.	228,386	6,299,092
Cosmo Energy Holdings Co. Ltd.	379,260	9,855,170
Dai Nippon Printing Co. Ltd.	587,804	9,944,265
Daifuku Co. Ltd.	202,521	6,412,408
Dai-ichi Life Holdings, Inc.	2,513,571	19,626,955
Daiichi Sankyo Co. Ltd.	496,480	12,293,487
Daikin Industries Ltd.	245,711	31,940,068
Daito Trust Construction Co. Ltd.	450,077	8,612,175
Daiwa House Industry Co. Ltd.	908,872	31,025,704
Daiwa Securities Group, Inc.	714,328	5,925,649
Daiwabo Holdings Co. Ltd.	207,365	4,042,322
Denka Co. Ltd.	76,309	1,337,669
Denso Corp.	2,681,059	35,383,794
Dentsu Group, Inc.	257,787	5,856,167
DIC Corp.	219,399	5,453,693
Disco Corp.	15,436	4,325,641
Dowa Holdings Co. Ltd.	163,653	6,377,276
East Japan Railway Co.	860,296	22,305,400
Ebara Corp.	307,672	8,060,001
Eisai Co. Ltd.	297,786	9,344,813
Electric Power Development Co. Ltd.	516,219	10,410,389
ENEOS Holdings, Inc.	9,698,346	63,920,211
EXEO Group, Inc.	344,649	5,426,482
FANUC Corp.	506,098	16,300,215
Fast Retailing Co. Ltd.	43,694	15,999,200
Fuji Electric Co. Ltd.	139,460	9,723,325
Fuji Media Holdings, Inc.	84,094	1,893,664
SECURITY	NUMBER OF SHARES	VALUE ($)
FUJIFILM Holdings Corp.	1,197,692	25,788,178
Fujikura Ltd.	102,066	11,740,370
Fujitsu Ltd.	1,367,937	36,352,674
Furukawa Electric Co. Ltd.	115,133	7,324,834
Hakuhodo DY Holdings, Inc.	121,948	922,132
Hankyu Hanshin Holdings, Inc.	220,192	5,532,668
Hanwa Co. Ltd.	159,034	7,072,707
Haseko Corp.	429,664	8,224,328
Hino Motors Ltd. *	408,032	1,027,597
Hitachi Construction Machinery Co. Ltd.	167,254	4,871,320
Hitachi Ltd.	2,703,696	86,074,731
Honda Motor Co. Ltd.	10,860,324	109,403,584
Hoya Corp.	97,401	14,636,677
Ibiden Co. Ltd.	25,331	1,928,435
Idemitsu Kosan Co. Ltd.	3,278,824	24,310,153
IHI Corp.	510,713	9,116,252
Iida Group Holdings Co. Ltd.	437,137	6,947,131
Inpex Corp.	1,579,839	33,722,805
Isetan Mitsukoshi Holdings Ltd.	276,962	4,324,370
Isuzu Motors Ltd.	1,130,444	17,193,905
ITOCHU Corp.	1,417,276	85,009,313
Iwatani Corp.	360,054	3,924,715
Japan Airlines Co. Ltd.	350,969	6,551,571
Japan Post Bank Co. Ltd.	834,029	10,034,537
Japan Post Holdings Co. Ltd.	2,177,886	21,422,973
Japan Post Insurance Co. Ltd.	271,651	7,563,753
Japan Tobacco, Inc.	832,640	31,304,703
JFE Holdings, Inc.	2,294,826	28,161,434
JTEKT Corp.	891,590	9,698,648
Kajima Corp.	502,385	18,736,820
Kaneka Corp.	186,276	5,240,318
Kansai Electric Power Co., Inc.	1,428,398	24,430,594
Kansai Paint Co. Ltd.	57,480	884,577
Kao Corp.	403,286	16,317,512
Kawasaki Heavy Industries Ltd.	124,219	7,866,275
Kawasaki Kisen Kaisha Ltd.	344,220	4,584,821
KDDI Corp.	3,266,239	56,293,174
Kewpie Corp.	54,340	1,533,917
Keyence Corp.	33,787	11,505,551
Kikkoman Corp.	463,515	4,247,526
Kintetsu Group Holdings Co. Ltd.	220,982	4,186,692
Kirin Holdings Co. Ltd.	1,107,117	17,406,674
Kobe Steel Ltd.	992,589	12,419,289
Koito Manufacturing Co. Ltd.	495,725	7,215,888
Komatsu Ltd.	1,034,523	33,955,955
Konica Minolta, Inc.	1,637,315	6,885,012
K's Holdings Corp.	492,462	4,968,801
Kubota Corp.	1,591,688	22,990,482
Kuraray Co. Ltd.	593,639	5,843,188
Kyocera Corp.	1,742,986	23,869,023
Kyushu Electric Power Co., Inc.	1,000,146	11,164,719
Lixil Corp.	804,962	9,537,807
LY Corp.	1,743,544	4,698,239
Makita Corp.	223,904	6,509,788
Marubeni Corp.	2,246,242	59,290,425
MatsukiyoCocokara & Co.	358,073	6,631,406
Mazda Motor Corp.	3,193,154	23,388,497
Medipal Holdings Corp.	679,104	11,865,281
MEIJI Holdings Co. Ltd.	491,445	10,609,921
Minebea Mitsumi, Inc.	521,974	10,606,726
MISUMI Group, Inc.	312,940	4,528,155
Mitsubishi Chemical Group Corp.	4,427,159	25,002,597
Mitsubishi Corp.	5,043,308	119,643,231
Mitsubishi Electric Corp.	2,229,494	60,334,208
Mitsubishi Estate Co. Ltd.	869,833	20,540,433
Mitsubishi Gas Chemical Co., Inc.	371,885	6,428,451
Mitsubishi HC Capital, Inc.	789,396	6,320,732
Mitsubishi Heavy Industries Ltd.	1,247,795	31,560,698

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Materials Corp.	503,356	10,099,376
Mitsubishi Motors Corp.	2,062,928	4,921,680
Mitsubishi UFJ Financial Group, Inc.	4,099,451	63,665,617
Mitsui & Co. Ltd.	3,340,124	88,763,180
Mitsui Chemicals, Inc.	424,923	10,717,699
Mitsui Fudosan Co. Ltd.	1,896,180	22,279,052
Mitsui Kinzoku Co. Ltd.	132,543	15,144,131
Mitsui OSK Lines Ltd.	387,977	11,021,481
Mizuho Financial Group, Inc.	1,210,842	42,466,762
MS&AD Insurance Group Holdings, Inc.	811,449	18,017,756
Murata Manufacturing Co. Ltd.	1,731,667	35,654,252
Nagase & Co. Ltd.	219,928	5,173,699
Nagoya Railroad Co. Ltd.	84,820	894,401
NEC Corp.	955,780	36,081,384
NGK Insulators Ltd.	488,971	9,654,083
NH Foods Ltd.	260,216	11,515,871
NHK Spring Co. Ltd.	79,034	1,291,741
Nichirei Corp.	369,734	4,613,086
NIDEC Corp.	804,410	10,149,845
Nikon Corp.	522,981	6,054,247
Nintendo Co. Ltd.	432,688	36,822,151
Nippon Express Holdings, Inc.	737,438	15,651,360
Nippon Paper Industries Co. Ltd.	692,311	4,924,481
Nippon Sanso Holdings Corp.	89,996	2,931,430
Nippon Steel Corp.	10,999,621	44,541,240
Nippon Yusen KK	694,418	22,027,357
Nissan Motor Co. Ltd. *	14,175,496	34,900,516
Nisshin Seifun Group, Inc.	450,419	5,407,626
Nissin Foods Holdings Co. Ltd. (a)	185,866	3,376,675
Nissui Corp.	677,986	5,367,842
Niterra Co. Ltd.	197,451	8,538,285
Nitori Holdings Co. Ltd.	350,038	6,060,895
Nitto Denko Corp.	648,543	16,046,296
Nomura Holdings, Inc.	1,535,523	11,586,532
Nomura Research Institute Ltd.	177,329	7,084,069
NSK Ltd.	1,449,336	8,533,482
NTT, Inc.	50,096,209	50,015,952
Obayashi Corp.	786,615	16,049,870
Oji Holdings Corp.	2,251,645	11,857,750
Olympus Corp.	671,640	9,038,411
Omron Corp.	268,360	6,877,101
Ono Pharmaceutical Co. Ltd.	554,206	7,814,997
ORIX Corp.	840,468	22,852,328
Osaka Gas Co. Ltd.	620,725	21,813,879
Otsuka Corp.	224,913	4,449,256
Otsuka Holdings Co. Ltd.	323,247	18,323,890
Pan Pacific International Holdings Corp.	940,069	5,705,475
Panasonic Holdings Corp.	4,878,833	61,325,414
Persol Holdings Co. Ltd.	2,995,589	5,392,252
Recruit Holdings Co. Ltd.	471,433	24,186,431
Renesas Electronics Corp.	951,490	11,289,226
Rengo Co. Ltd.	742,320	5,308,742
Resona Holdings, Inc.	1,115,655	11,363,881
Resonac Holdings Corp. (a)	333,382	13,942,012
Ricoh Co. Ltd.	1,294,021	11,617,580
Rohm Co. Ltd.	516,047	6,928,026
Ryohin Keikaku Co. Ltd.	290,353	5,766,126
Sankyu, Inc.	94,917	5,136,649
Sanwa Holdings Corp.	136,791	3,528,252
SBI Holdings, Inc.	136,354	2,873,002
Secom Co. Ltd.	340,345	11,513,497
Seiko Epson Corp.	562,076	7,005,689
Seino Holdings Co. Ltd.	66,337	957,965
Sekisui Chemical Co. Ltd.	590,635	10,062,180
Sekisui House Ltd.	944,552	21,166,923
Seven & i Holdings Co. Ltd.	3,097,775	42,640,312
SG Holdings Co. Ltd.	814,582	8,145,820
SECURITY	NUMBER OF SHARES	VALUE ($)
Sharp Corp. *	157,975	788,103
Shimadzu Corp.	187,592	5,360,287
Shimamura Co. Ltd.	71,290	5,112,048
Shimano, Inc.	59,023	6,238,926
Shimizu Corp.	753,324	13,376,872
Shin-Etsu Chemical Co. Ltd.	1,312,663	39,552,332
Shionogi & Co. Ltd.	538,356	9,247,442
Shiseido Co. Ltd.	538,456	7,663,638
SMC Corp.	36,255	12,750,236
SoftBank Corp.	28,035,762	40,099,853
SoftBank Group Corp.	694,266	74,854,376
Sojitz Corp.	421,481	12,327,070
Sompo Holdings, Inc.	585,342	18,578,654
Sony Financial Group, Inc. *	3,048,768	2,887,587
Sony Group Corp.	3,044,425	89,255,010
Stanley Electric Co. Ltd.	235,009	4,603,797
Subaru Corp.	1,374,464	30,906,723
SUMCO Corp.	734,287	5,801,832
Sumitomo Chemical Co. Ltd.	5,419,935	16,567,184
Sumitomo Corp.	1,526,175	47,902,628
Sumitomo Electric Industries Ltd.	1,357,675	53,428,274
Sumitomo Forestry Co. Ltd.	758,212	8,065,568
Sumitomo Heavy Industries Ltd.	342,855	9,350,791
Sumitomo Metal Mining Co. Ltd.	477,983	15,719,377
Sumitomo Mitsui Financial Group, Inc.	1,940,348	58,415,603
Sumitomo Mitsui Trust Group, Inc.	351,433	10,181,535
Sumitomo Realty & Development Co. Ltd.	209,409	10,120,876
Sumitomo Rubber Industries Ltd. (a)	496,141	6,923,082
Suntory Beverage & Food Ltd.	173,603	5,509,017
Suzuken Co. Ltd.	193,645	7,539,808
Suzuki Motor Corp.	2,424,739	37,928,791
Sysmex Corp.	252,788	2,407,196
T&D Holdings, Inc.	234,366	5,095,827
Taiheiyo Cement Corp.	243,276	5,906,907
Taisei Corp.	183,889	15,731,613
Taiyo Yuden Co. Ltd.	240,078	5,013,869
Takeda Pharmaceutical Co. Ltd.	1,829,974	52,841,159
TDK Corp.	1,423,008	23,339,884
Teijin Ltd.	700,155	5,893,326
Terumo Corp.	544,873	8,519,642
TIS, Inc.	168,381	5,568,820
Tobu Railway Co. Ltd.	248,881	4,188,952
Toho Gas Co. Ltd.	152,988	4,780,324
Tohoku Electric Power Co., Inc.	1,369,562	10,106,060
Tokio Marine Holdings, Inc.	783,110	27,645,966
Tokyo Electric Power Co. Holdings, Inc. *	6,756,902	34,336,580
Tokyo Electron Ltd.	196,641	40,071,668
Tokyo Gas Co. Ltd.	619,111	25,121,505
Tokyu Corp.	481,864	5,629,209
Tokyu Fudosan Holdings Corp.	783,547	7,290,678
TOPPAN Holdings, Inc.	353,011	11,396,792
Toray Industries, Inc.	2,583,843	16,806,156
Tosoh Corp.	654,367	9,873,163
TOTO Ltd.	222,933	5,834,402
Toyo Seikan Group Holdings Ltd.	293,669	7,010,042
Toyo Suisan Kaisha Ltd.	70,720	5,080,238
Toyota Boshoku Corp.	210,766	3,272,579
Toyota Industries Corp.	141,456	15,845,248
Toyota Motor Corp.	10,479,597	210,397,805
Toyota Tsusho Corp.	1,269,433	41,113,197
Tsuruha Holdings, Inc. (a)	367,554	6,521,993
UBE Corp.	300,157	4,823,093
Unicharm Corp.	767,361	4,503,359
West Japan Railway Co.	436,712	8,697,859
Yakult Honsha Co. Ltd. (a)	218,758	3,426,111
Yamada Holdings Co. Ltd.	2,169,980	6,655,254

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Yamaha Corp.	704,621	4,878,840
Yamaha Motor Co. Ltd.	1,791,483	12,989,830
Yamato Holdings Co. Ltd.	805,311	11,601,020
Yamazaki Baking Co. Ltd.	223,420	4,690,317
Yaskawa Electric Corp.	188,968	4,891,008
Yokogawa Electric Corp.	189,936	6,076,005
Yokohama Rubber Co. Ltd. (a)	231,252	9,177,466
		4,532,513,070

Jersey 1.2%
Aptiv PLC *	309,716	24,018,476
Experian PLC	224,701	9,893,528
Glencore PLC *	36,189,416	173,007,118
International Workplace Group PLC	1,097,812	3,371,765
Man Group PLC	391,655	1,073,174
WPP PLC	1,709,823	6,882,636
		218,246,697

Luxembourg 0.6%
Aperam SA	149,170	5,740,637
ArcelorMittal SA	1,528,634	65,959,441
B&M European Value Retail SA	1,644,747	3,680,820
Eurofins Scientific SE	99,057	6,741,293
Millicom International Cellular SA	160,058	8,494,278
SES SA, Class A	1,175,690	7,579,507
Subsea 7 SA	200,551	3,869,260
Tenaris SA	344,114	6,940,906
		109,006,142

Mauritius 0.0%
Golden Agri-Resources Ltd.	26,207,344	5,564,622

Netherlands 3.1%
Aalberts NV	112,717	3,623,542
ABN AMRO Bank NV, GDR	793,155	26,832,473
AerCap Holdings NV	95,844	12,843,096
Airbus SE	158,269	37,553,208
Akzo Nobel NV	340,111	22,119,885
ASM International NV	5,808	3,197,683
ASML Holding NV	61,557	64,538,906
ASR Nederland NV	91,464	6,173,602
Ferrari NV	12,251	4,802,808
Ferrovial SE	26,121	1,711,570
Heineken Holding NV	156,320	11,166,233
Heineken NV	217,129	17,684,601
IMCD NV	22,321	2,001,911
ING Groep NV, Series N	2,385,013	61,863,195
Iveco Group NV	288,776	6,208,453
Koninklijke Ahold Delhaize NV	1,740,018	71,990,857
Koninklijke KPN NV	3,069,481	14,035,414
Koninklijke Philips NV	738,458	20,791,253
NN Group NV	247,772	17,966,245
NXP Semiconductors NV	89,915	17,528,030
Prosus NV *	121,584	7,656,324
Randstad NV	276,151	10,742,731
SBM Offshore NV	136,184	3,884,830
Signify NV	310,161	7,321,536
Stellantis NV	8,996,829	95,986,641
STMicroelectronics NV	680,716	15,632,626
Universal Music Group NV	152,043	3,896,095
Wolters Kluwer NV	55,847	5,936,895
		575,690,643

SECURITY	NUMBER OF SHARES	VALUE ($)
New Zealand 0.0%
Fletcher Building Ltd. *	2,659,259	5,113,933
Spark New Zealand Ltd.	3,009,747	3,904,704
		9,018,637

Norway 0.7%
Aker BP ASA	511,108	12,448,667
DNB Bank ASA	546,287	14,612,815
Equinor ASA	2,219,189	51,154,321
Mowi ASA	348,146	7,904,585
Norsk Hydro ASA	2,260,792	16,181,730
Orkla ASA	552,895	5,921,297
Telenor ASA	796,516	11,507,752
Var Energi ASA	934,321	2,922,409
Yara International ASA	458,321	16,746,728
		139,400,304

Poland 0.4%
Bank Polska Kasa Opieki SA	94,346	5,174,802
KGHM Polska Miedz SA *	188,041	10,919,991
ORLEN SA	1,424,526	36,740,028
PGE Polska Grupa Energetyczna SA *	2,829,692	7,658,243
Powszechna Kasa Oszczednosci Bank Polski SA	253,141	5,374,676
Powszechny Zaklad Ubezpieczen SA	635,030	10,950,084
Tauron Polska Energia SA *	1,967,584	5,116,706
		81,934,530

Portugal 0.2%
EDP SA	3,779,486	16,869,650
Galp Energia SGPS SA	612,117	12,335,970
Jeronimo Martins SGPS SA	252,721	5,994,960
		35,200,580

Republic of Korea 7.0%
BNK Financial Group, Inc.	559,567	5,726,368
CJ CheilJedang Corp.	30,976	4,412,656
CJ Corp.	86,316	10,335,734
DB Insurance Co. Ltd.	56,955	4,821,608
DL E&C Co. Ltd.	48,829	1,336,394
Doosan Enerbility Co. Ltd. *	218,731	11,363,036
E-MART, Inc.	128,514	6,833,573
GS Engineering & Construction Corp.	89,221	1,172,101
GS Holdings Corp.	443,234	16,998,196
Hana Financial Group, Inc.	314,846	19,974,251
Hankook Tire & Technology Co. Ltd.	180,746	7,558,480
Hanwha Corp.	102,118	5,513,323
Hanwha Solutions Corp.	223,386	4,245,496
HD Hyundai Co. Ltd.	88,915	11,880,323
HMM Co. Ltd.	752,638	9,795,323
Hyundai Engineering & Construction Co. Ltd.	204,253	9,305,376
Hyundai Glovis Co. Ltd.	69,418	7,760,051
Hyundai Mobis Co. Ltd.	125,788	26,472,231
Hyundai Motor Co.	251,857	44,783,331
Hyundai Steel Co.	580,386	11,918,306
Industrial Bank of Korea	108,981	1,522,836
KB Financial Group, Inc.	305,351	25,912,219
Kia Corp.	499,521	38,755,208
Korea Electric Power Corp.	567,642	20,263,968
Korea Gas Corp.	200,557	5,659,481
Korea Zinc Co. Ltd.	8,640	7,884,187
Korean Air Lines Co. Ltd.	449,759	6,682,239
KT Corp.	151,451	5,190,311

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
KT&G Corp.	84,824	8,392,134
Kumho Petrochemical Co. Ltd.	50,557	4,018,708
LG Chem Ltd.	115,589	29,395,360
LG Corp.	97,653	5,232,419
LG Display Co. Ltd. *	1,314,450	11,208,107
LG Electronics, Inc.	462,914	26,944,166
LG H&H Co. Ltd.	24,370	4,581,855
LG Innotek Co. Ltd.	48,014	7,737,611
LG Uplus Corp.	992,285	10,161,365
Lotte Chemical Corp.	114,856	5,638,733
NAVER Corp.	53,791	8,924,628
POSCO Holdings, Inc.	268,782	56,565,484
Posco International Corp.	42,197	1,537,932
Samsung C&T Corp.	101,324	15,501,921
Samsung Electro-Mechanics Co. Ltd.	77,873	13,290,805
Samsung Electronics Co. Ltd.	7,653,344	523,007,563
Samsung Fire & Marine Insurance Co. Ltd.	23,886	7,820,426
Samsung Life Insurance Co. Ltd.	18,004	1,871,833
Samsung SDI Co. Ltd.	65,796	13,399,451
Samsung SDS Co. Ltd.	59,808	6,852,513
Shinhan Financial Group Co. Ltd.	551,925	29,272,872
SK Hynix, Inc.	299,891	108,076,177
SK Innovation Co. Ltd.	138,347	10,818,281
SK Telecom Co. Ltd.	284,986	10,367,355
SK, Inc.	185,707	33,526,134
S-Oil Corp. *	137,291	7,160,249
Woori Financial Group, Inc.	880,511	15,896,078
		1,311,276,766

Singapore 0.6%
ComfortDelGro Corp. Ltd.	978,081	1,087,470
DBS Group Holdings Ltd.	735,090	30,762,366
Keppel Ltd.	513,994	4,063,852
Olam Group Ltd.	5,900,299	4,305,125
Oversea-Chinese Banking Corp. Ltd.	1,715,460	24,503,733
Singapore Airlines Ltd.	1,439,716	7,214,421
Singapore Telecommunications Ltd.	4,145,965	15,141,423
United Overseas Bank Ltd.	703,684	18,462,095
Venture Corp. Ltd.	106,373	1,227,049
Wilmar International Ltd.	5,200,921	13,010,836
		119,778,370

South Africa 0.1%
Valterra Platinum Ltd.	155,010	10,803,422

Spain 3.1%
Acciona SA	7,528	1,510,562
Acerinox SA	382,401	5,400,994
ACS Actividades de Construccion y Servicios SA	188,889	17,460,494
Aena SME SA	186,925	5,089,317
Amadeus IT Group SA	96,229	7,073,724
Banco Bilbao Vizcaya Argentaria SA	4,584,494	98,775,771
Banco de Sabadell SA	3,141,708	11,441,496
Banco Santander SA	16,507,486	177,075,288
CaixaBank SA	1,305,797	14,572,504
Cellnex Telecom SA *	85,186	2,556,588
Enagas SA	65,224	1,078,286
Endesa SA	344,434	12,495,656
Grifols SA	316,169	3,863,774
Iberdrola SA	3,658,032	77,201,346
Industria de Diseno Textil SA	410,642	22,994,541
International Consolidated Airlines Group SA	1,766,802	9,277,433
Mapfre SA	866,412	4,009,994
SECURITY	NUMBER OF SHARES	VALUE ($)
Naturgy Energy Group SA	103,135	3,174,268
Redeia Corp. SA	317,273	5,663,091
Repsol SA	3,625,082	67,229,314
Telefonica SA	9,825,048	42,588,207
		590,532,648

Sweden 1.8%
Alfa Laval AB	110,119	5,203,704
Assa Abloy AB, B Shares	431,715	16,414,027
Atlas Copco AB, A Shares	773,181	13,132,621
Atlas Copco AB, B Shares	481,001	7,359,021
Boliden AB *	368,509	17,652,330
Electrolux AB, B Shares *	718,371	4,566,865
Epiroc AB, A Shares	214,242	4,602,055
Epiroc AB, B Shares	150,571	2,903,901
Essity AB, B Shares	515,161	14,266,711
H & M Hennes & Mauritz AB, B Shares	669,460	12,158,772
Hexagon AB, B Shares	714,784	8,366,650
Husqvarna AB, B Shares	764,924	3,657,653
Sandvik AB	630,083	19,045,953
Securitas AB, B Shares (a)	480,203	7,331,538
Skandinaviska Enskilda Banken AB, A Shares	842,923	16,788,304
Skanska AB, B Shares	439,874	11,295,622
SKF AB, B Shares	438,011	11,470,694
SSAB AB, A Shares	551,481	3,967,821
SSAB AB, B Shares	1,535,135	10,774,876
Svenska Cellulosa AB SCA, B Shares	102,018	1,326,637
Svenska Handelsbanken AB, A Shares	865,473	12,011,601
Swedbank AB, A Shares	649,030	20,664,639
Tele2 AB, B Shares	549,866	8,756,580
Telefonaktiebolaget LM Ericsson, B Shares	2,939,115	28,382,283
Telia Co. AB	2,832,604	11,382,372
Trelleborg AB, B Shares	133,152	5,601,793
Volvo AB, A Shares	170,419	5,120,656
Volvo AB, B Shares	1,290,190	38,684,839
Volvo Car AB, B Shares *(a)	2,269,744	7,587,672
		330,478,190

Switzerland 4.7%
ABB Ltd.	485,496	34,899,843
Adecco Group AG	522,024	14,601,979
Alcon AG	136,856	10,884,394
Amrize Ltd. *	267,504	13,792,472
Baloise Holding AG	6,032	1,579,085
Barry Callebaut AG (a)	3,776	6,052,322
Bucher Industries AG	6,305	2,811,121
Chocoladefabriken Lindt & Spruengli AG	27	4,021,670
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	291	4,283,729
Cie Financiere Richemont SA, Class A	158,752	33,670,173
Coca-Cola HBC AG *	115,339	5,788,980
DSM-Firmenich AG	85,440	7,016,380
Garmin Ltd.	41,812	8,166,720
Geberit AG	10,919	8,507,287
Givaudan SA	1,978	8,343,591
Holcim AG *	328,807	30,802,494
Julius Baer Group Ltd.	103,733	7,415,498
Kuehne & Nagel International AG	49,853	10,002,265
Logitech International SA	81,546	9,170,688
Lonza Group AG	17,308	11,855,533

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nestle SA	1,414,391	140,620,006
Novartis AG	902,582	117,444,134
Partners Group Holding AG	4,397	5,217,587
Roche Holding AG	440,800	168,755,115
Roche Holding AG, Bearer Shares	19,736	7,850,649
Sandoz Group AG	235,784	16,655,668
Schindler Holding AG	7,252	2,461,137
Schindler Holding AG, Participation Certificates	15,869	5,672,088
SGS SA	57,007	6,543,079
Sika AG	49,669	9,789,052
Sonova Holding AG	15,151	3,775,721
Sunrise Communications AG, Class A	63,643	3,305,203
Swatch Group AG	88,900	3,669,152
Swatch Group AG, Bearer Shares	39,324	7,941,200
Swiss Life Holding AG	13,041	14,305,390
Swiss Re AG	112,638	19,856,665
Swisscom AG	21,384	15,353,230
Transocean Ltd. *	1,031,100	4,547,151
UBS Group AG	1,190,656	45,998,069
Zurich Insurance Group AG	73,752	53,016,569
		886,443,089

United Kingdom 13.8%
3i Group PLC	170,011	7,113,855
Aberdeen Group PLC	2,806,414	7,704,729
Admiral Group PLC	115,576	4,857,544
Anglo American PLC	1,899,701	71,762,628
Anglogold Ashanti PLC	188,913	16,186,066
Antofagasta PLC	235,248	8,596,785
ARM Holdings PLC, ADR *	22,086	2,993,978
Ashtead Group PLC	259,579	16,605,528
Associated British Foods PLC	383,125	10,843,203
AstraZeneca PLC	449,129	83,158,703
Aviva PLC	2,321,056	20,045,452
BAE Systems PLC	1,441,608	31,526,705
Balfour Beatty PLC	696,162	6,493,799
Barclays PLC	13,102,128	74,692,773
Barratt Redrow PLC	1,878,228	9,815,244
Bellway PLC	188,920	7,094,040
Berkeley Group Holdings PLC	101,662	5,059,413
BP PLC	33,738,076	203,040,797
British American Tobacco PLC	2,352,379	137,798,242
BT Group PLC	16,028,088	38,428,742
Bunzl PLC	284,258	8,150,529
Burberry Group PLC *	598,325	9,033,735
Centrica PLC	6,926,270	15,739,082
CK Hutchison Holdings Ltd.	7,060,168	49,829,972
Coca-Cola Europacific Partners PLC	89,028	8,162,977
Compass Group PLC	690,154	21,690,850
Croda International PLC	114,661	4,135,421
Currys PLC	4,905,435	8,560,107
Diageo PLC	1,205,895	27,730,007
Dowlais Group PLC	6,296,925	7,104,427
Drax Group PLC	488,979	4,813,876
Firstgroup PLC	1,896,588	4,440,434
GSK PLC	3,219,590	76,403,283
Haleon PLC	4,791,822	23,549,049
Harbour Energy PLC	178,978	494,212
Hays PLC	5,807,363	4,432,179
HSBC Holdings PLC	12,149,475	172,281,374
Imperial Brands PLC	855,864	36,379,354
Inchcape PLC	582,946	5,951,368
Informa PLC	475,522	6,047,380
Intertek Group PLC	92,147	5,648,104
Investec PLC	445,099	3,223,017
ITV PLC	5,467,625	5,958,686
J Sainsbury PLC	6,137,804	26,203,205
SECURITY	NUMBER OF SHARES	VALUE ($)
JD Sports Fashion PLC	2,946,175	3,015,985
Johnson Matthey PLC	621,810	16,395,575
Kingfisher PLC	4,882,923	19,771,931
Legal & General Group PLC	4,835,289	15,818,285
Lloyds Banking Group PLC	52,980,235	67,489,136
London Stock Exchange Group PLC	87,103	10,280,854
M&G PLC	4,680,087	16,891,838
Marks & Spencer Group PLC	2,193,588	10,105,915
Melrose Industries PLC	997,167	7,861,415
Mondi PLC	704,686	8,104,593
National Grid PLC	2,941,166	44,679,619
NatWest Group PLC	5,439,651	45,566,051
Next PLC	60,011	11,227,458
Pearson PLC	466,424	6,165,286
Persimmon PLC	677,985	11,992,707
Phoenix Group Holdings PLC	551,776	5,088,478
Prudential PLC	1,541,448	22,333,847
Reckitt Benckiser Group PLC	412,831	32,010,502
RELX PLC	397,129	15,948,998
Rentokil Initial PLC	1,072,996	5,917,197
Rio Tinto PLC	1,685,854	121,114,277
Rolls-Royce Holdings PLC	376,393	5,326,337
RS Group PLC	369,937	2,872,376
Sage Group PLC	310,794	4,424,813
Serco Group PLC	1,293,617	4,381,093
Severn Trent PLC	165,230	6,169,440
Shell PLC	11,230,884	414,210,434
Smith & Nephew PLC	629,389	10,461,782
Smiths Group PLC	237,973	7,706,279
SSE PLC	792,789	23,088,790
St. James's Place PLC	210,183	3,879,400
Standard Chartered PLC	1,812,349	40,186,799
Taylor Wimpey PLC	5,818,513	7,909,977
Tesco PLC	10,846,705	64,716,593
Travis Perkins PLC	713,607	6,018,294
Unilever PLC	1,342,746	80,844,049
United Utilities Group PLC	438,438	7,186,108
Vodafone Group PLC	88,468,930	110,211,494
Whitbread PLC	124,969	4,123,040
		2,601,277,899

United States 0.2%
Aegon Ltd.	796,015	6,424,214
Autoliv, Inc.	69,045	8,146,620
Coronado Global Resources, Inc.	19,766,389	3,564,770
Ferguson Enterprises, Inc.	63,356	16,059,003
Lululemon Athletica, Inc. *	38,840	7,153,551
		41,348,158
Total Common Stocks (Cost $13,000,705,418)		18,404,334,462

PREFERRED STOCKS 1.4% OF NET ASSETS

Germany 0.8%
Bayerische Motoren Werke AG	156,785	14,784,000
Dr. Ing hc F Porsche AG	80,234	4,156,681
FUCHS SE	67,430	3,077,023
Henkel AG & Co. KGaA	106,564	8,605,161
Porsche Automobil Holding SE	152,656	6,578,137
Volkswagen AG	1,029,038	117,490,377
		154,691,379

Italy 0.1%
Telecom Italia SpA - RSP *	23,192,512	14,825,378

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Republic of Korea 0.5%
Hanwha Corp.	87,494	2,138,788
Hyundai Motor Co.	45,662	5,976,905
Hyundai Motor Co. 2nd	72,199	9,558,457
LG Chem Ltd.	20,424	2,651,169
Samsung Electronics Co. Ltd.	1,292,471	65,913,253
Samsung Fire & Marine Insurance Co. Ltd.	3,481	875,783
		87,114,355

Spain 0.0%
Grifols SA, B Shares	288,990	2,545,591
Total Preferred Stocks (Cost $231,197,794)		259,176,703

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	1,396	6,950
Total Warrants (Cost $0)		6,950

SHORT-TERM INVESTMENTS 0.6% OF NET ASSETS

Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)	20,008,872	20,008,872
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)(e)	97,935,382	97,935,382
		117,944,254
Total Short-Term Investments (Cost $117,944,254)		117,944,254
Total Investments in Securities (Cost $13,349,847,466)		18,781,462,369

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/19/25	867	122,199,315	1,481,682

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $94,334,205.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$18,404,334,462	$—	$—	$18,404,334,462
Preferred Stocks[1]	259,176,703	—	—	259,176,703
Warrants
Canada	—	—	6,950	6,950

Schwab Fundamental International Equity ETF
Portfolio Holdings (Unaudited) continued

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-Term Investments[1]	$117,944,254	$—	$—	$117,944,254
Futures Contracts[2]	1,481,682	—	—	1,481,682
Total	$18,782,937,101	$—	$6,950	$18,782,944,051

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental International Small Equity ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.9% OF NET ASSETS

Australia 5.0%
Accent Group Ltd.	473,950	312,371
ALS Ltd.	201,994	2,958,003
Amotiv Ltd.	110,500	650,744
AMP Ltd.	2,079,534	2,366,121
Ansell Ltd.	139,496	3,429,641
ARB Corp. Ltd.	33,820	760,745
ASX Ltd.	53,089	2,026,278
Austal Ltd. *	280,786	1,207,955
Bank of Queensland Ltd.	493,941	2,086,087
Bapcor Ltd.	471,657	717,605
Beach Energy Ltd.	2,654,098	2,053,858
Bega Cheese Ltd.	334,915	1,317,824
Bendigo & Adelaide Bank Ltd.	336,924	2,262,577
Breville Group Ltd. (a)	37,606	763,043
CAR Group Ltd.	51,080	1,164,735
Challenger Ltd.	240,859	1,402,643
Champion Iron Ltd.	552,660	2,102,120
Charter Hall Group	158,974	2,591,783
Cleanaway Waste Management Ltd.	1,258,443	2,220,022
Cochlear Ltd.	14,210	2,600,537
Collins Foods Ltd.	30,218	231,462
Credit Corp. Group Ltd.	71,584	652,533
Cromwell Property Group	601,456	179,468
Dexus	487,711	2,290,061
Domino's Pizza Enterprises Ltd. (a)	66,609	933,925
Eagers Automotive Ltd.	262,674	4,906,011
Elders Ltd.	306,469	1,477,221
Evolution Mining Ltd.	770,492	6,002,830
FleetPartners Group Ltd. *	125,729	252,306
Flight Centre Travel Group Ltd. (a)	81,263	721,045
G8 Education Ltd.	1,323,859	620,754
GPT Group	694,097	2,526,298
GrainCorp Ltd., Class A	632,973	3,354,038
Harvey Norman Holdings Ltd.	649,967	2,958,164
Healius Ltd.	2,350,725	1,510,773
Helia Group Ltd.	306,647	1,136,210
IDP Education Ltd.	145,411	501,596
IGO Ltd. *	541,967	2,406,207
Iluka Resources Ltd.	647,946	2,740,753
Inghams Group Ltd.	558,864	908,928
Insignia Financial Ltd. *	502,615	1,499,748
IPH Ltd.	190,188	439,033
IRESS Ltd.	137,179	836,647
Lottery Corp. Ltd.	481,428	1,726,991
Lynas Rare Earths Ltd. *	167,157	1,586,224
Magellan Financial Group Ltd.	250,587	1,562,826
Mirvac Group	2,045,320	2,897,253
Monadelphous Group Ltd.	113,763	1,998,689
Myer Holdings Ltd.	1,362,702	411,084
New Hope Corp. Ltd.	795,908	1,993,874
nib holdings Ltd.	436,335	2,051,685
Nickel Industries Ltd.	2,303,095	1,095,018
Nine Entertainment Co. Holdings Ltd.	2,442,500	1,745,953
NRW Holdings Ltd.	670,888	2,424,226
Nufarm Ltd. *	828,492	1,358,313
oOh!media Ltd.	248,072	207,424
Orora Ltd.	1,751,774	2,561,854
SECURITY	NUMBER OF SHARES	VALUE ($)
Perenti Ltd.	1,738,120	3,339,787
Perpetual Ltd.	84,635	1,065,115
Perseus Mining Ltd.	683,809	2,533,697
Pilbara Minerals Ltd. *	1,358,434	3,607,987
Premier Investments Ltd.	65,647	770,618
Qantas Airways Ltd.	371,517	2,431,536
Qube Holdings Ltd.	887,456	2,828,489
Ramelius Resources Ltd.	536,879	1,288,632
REA Group Ltd.	5,664	727,698
Reece Ltd. (a)	212,630	1,772,318
Region Group	590,451	925,451
Regis Resources Ltd.	685,617	3,318,252
Reliance Worldwide Corp. Ltd.	557,631	1,546,887
Ridley Corp. Ltd.	87,386	150,719
Sandfire Resources Ltd. *	213,316	2,200,511
SEEK Ltd.	115,296	1,850,960
Service Stream Ltd.	462,235	682,051
SGH Ltd.	70,603	2,189,596
Sigma Healthcare Ltd.	639,362	1,207,566
Sims Ltd.	316,805	3,552,709
SmartGroup Corp. Ltd.	27,913	160,904
Stanmore Resources Ltd.	419,382	632,571
Star Entertainment Group Ltd. *	3,953,518	272,235
Steadfast Group Ltd.	312,614	1,064,014
Super Retail Group Ltd.	217,309	2,312,958
Tabcorp Holdings Ltd.	3,358,222	2,092,206
TPG Telecom Ltd.	573,280	1,409,839
Treasury Wine Estates Ltd.	488,882	1,865,943
Ventia Services Group Pty. Ltd.	504,788	1,953,136
Vicinity Ltd.	2,200,036	3,549,248
Westgold Resources Ltd.	73,561	294,272
		151,300,022

Austria 0.7%
ANDRITZ AG	55,742	4,027,040
AT&S Austria Technologie & Systemtechnik AG *	13,039	493,317
EVN AG	34,417	1,060,478
Kontron AG (a)	33,075	925,851
Lenzing AG *(a)	33,641	921,393
Mayr Melnhof Karton AG	32,298	3,126,121
Oesterreichische Post AG	32,241	1,141,228
Palfinger AG	25,871	978,802
Strabag SE	29,420	2,632,456
Telekom Austria AG	139,311	1,442,163
UNIQA Insurance Group AG	111,929	1,951,087
Verbund AG	16,569	1,221,052
Vienna Insurance Group AG Wiener Versicherung Gruppe	36,122	2,068,821
		21,989,809

Belgium 1.0%
Ackermans & van Haaren NV	14,564	3,725,258
Aedifica SA	13,452	1,038,180
Azelis Group NV	105,467	1,136,482
Barco NV	75,249	1,074,162
Bekaert SA	85,186	3,648,032
bpost SA *	199,407	440,165
Cofinimmo SA	18,548	1,681,172

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Colruyt Group NV	67,100	2,580,709
Deme Group NV	5,710	922,443
D'ieteren Group	7,463	1,299,178
Elia Group SA	20,519	2,478,968
Fagron	36,783	909,266
KBC Ancora	12,034	1,004,160
Lotus Bakeries NV	51	458,116
Melexis NV	15,120	930,019
Ontex Group NV *(a)	169,807	1,278,982
Solvay SA	69,305	2,211,879
Tessenderlo Group SA	31,742	1,013,050
Titan SA	18,499	981,134
Warehouses De Pauw CVA	39,698	1,031,081
		29,842,436

Cambodia 0.0%
NagaCorp Ltd.	400,011	262,029

Canada 8.9%
ADENTRA, Inc.	7,131	170,545
Advantage Energy Ltd. *	150,583	1,358,871
Aecon Group, Inc.	115,094	2,252,261
Air Canada *	174,257	2,377,510
Alamos Gold, Inc., Class A	88,513	3,349,913
Algoma Steel Group, Inc.	425,105	1,799,160
Allied Properties Real Estate Investment Trust	117,341	1,094,246
Altus Group Ltd.	12,267	489,606
Aris Mining Corp. *	99,466	1,407,743
Aritzia, Inc. *	25,978	2,059,158
Artis Real Estate Investment Trust	31,958	152,219
Athabasca Oil Corp. *	399,711	2,236,466
AtkinsRealis Group, Inc.	53,659	3,338,363
ATS Corp. *	43,709	1,126,548
Badger Infrastructure Solutions Ltd.	23,535	1,229,212
Bausch & Lomb Corp. *	7,926	129,063
Baytex Energy Corp.	1,543,314	4,992,896
Birchcliff Energy Ltd.	442,682	2,495,951
Bird Construction, Inc. (a)	38,021	722,209
Boardwalk Real Estate Investment Trust	3,509	161,675
Bombardier, Inc., Class B *	30,948	5,152,413
Boralex, Inc., Class A (a)	61,550	1,102,032
Boyd Group, Inc.	11,860	1,992,392
Brookfield Business Corp., Class A (a)	53,227	1,893,042
Brookfield Infrastructure Corp., Class A (a)	97,041	4,470,409
Brookfield Renewable Corp. (a)	92,072	3,835,976
Brookfield Wealth Solutions Ltd. *	24,312	1,152,947
BRP, Inc.	55,369	3,872,116
CAE, Inc. *	138,885	3,808,740
Cameco Corp. *	38,081	3,385,919
Canaccord Genuity Group, Inc.	118,881	1,005,421
Canada Goose Holdings, Inc. *	47,480	664,832
Canada Packers, Inc. *	18,207	208,838
Canadian Apartment Properties REIT	75,154	2,050,218
Canadian Solar, Inc. *	204,449	5,550,790
Canadian Utilities Ltd., Class A	125,803	3,810,954
Canfor Corp. *	295,444	2,606,765
Capital Power Corp.	17,979	790,970
Capstone Copper Corp. *	196,529	1,749,525
Cardinal Energy Ltd.	149,140	962,849
Cargojet, Inc.	12,653	736,916
Cascades, Inc.	317,914	2,873,438
Celestica, Inc. *	31,217	10,751,116
Centerra Gold, Inc.	351,780	4,673,409
CES Energy Solutions Corp.	215,061	1,895,986
Chartwell Retirement Residences	100,854	1,459,943
SECURITY	NUMBER OF SHARES	VALUE ($)
Chemtrade Logistics Income Fund	198,408	2,042,362
China Gold International Resources Corp. Ltd.	187,713	3,582,788
Choice Properties Real Estate Investment Trust	122,458	1,336,976
Cogeco Communications, Inc.	65,173	3,193,082
Colliers International Group, Inc.	12,222	1,775,809
Crombie Real Estate Investment Trust	97,227	1,074,759
CT Real Estate Investment Trust	14,580	170,164
Curaleaf Holdings, Inc. *	68,034	158,122
Definity Financial Corp.	25,831	1,336,901
Descartes Systems Group, Inc. *	8,919	734,352
DPM Metals, Inc.	116,297	3,253,530
Dream Industrial Real Estate Investment Trust	96,222	860,031
E-L Financial Corp. Ltd.	60,742	732,451
Eldorado Gold Corp. *	108,463	3,417,162
Element Fleet Management Corp.	30,572	816,467
Enerflex Ltd.	165,667	2,309,035
Enghouse Systems Ltd.	36,565	535,865
EQB, Inc.	11,892	740,024
Equinox Gold Corp. *	248,911	3,492,485
ERO Copper Corp. *	52,805	1,334,093
Exchange Income Corp. (a)	39,813	2,271,887
Fiera Capital Corp.	22,100	96,070
First Capital Real Estate Investment Trust	137,530	1,937,584
First Majestic Silver Corp.	97,321	1,473,027
FirstService Corp.	11,509	1,814,130
Fortuna Mining Corp. *	189,223	1,917,952
GFL Environmental, Inc.	49,805	2,271,512
Gibson Energy, Inc.	199,710	3,640,207
goeasy Ltd.	8,269	830,429
Granite Real Estate Investment Trust	28,945	1,590,257
H&R Real Estate Investment Trust	312,319	2,312,063
Hudbay Minerals, Inc.	255,869	4,370,174
IAMGOLD Corp. *	241,605	3,798,990
IGM Financial, Inc.	74,648	3,054,889
Interfor Corp. *	62,225	399,940
International Petroleum Corp. *	79,852	1,495,995
Killam Apartment Real Estate Investment Trust	53,748	644,644
Labrador Iron Ore Royalty Corp.	35,088	751,068
Lassonde Industries, Inc., Class A	5,200	805,747
Laurentian Bank of Canada	64,358	1,573,806
Leon's Furniture Ltd.	36,830	761,672
Maple Leaf Foods, Inc.	90,495	1,643,003
Martinrea International, Inc.	69,233	498,619
Mattr Corp. *	16,971	92,156
Mullen Group Ltd.	158,675	1,662,955
New Gold, Inc. *	169,178	1,385,899
NFI Group, Inc. *	94,772	934,769
North West Co., Inc.	57,018	2,012,737
Northland Power, Inc.	223,951	2,793,664
Northwest Healthcare Properties Real Estate Investment Trust	187,062	735,339
NuVista Energy Ltd. *	160,355	2,136,073
Obsidian Energy Ltd. *	32,725	200,709
OceanaGold Corp.	154,691	3,991,417
Onex Corp.	10,150	810,369
OR Royalties, Inc.	21,771	760,708
Pan American Silver Corp.	121,013	5,498,342
Paramount Resources Ltd., Class A	88,708	1,531,654
Parex Resources, Inc.	362,535	4,811,088
Pason Systems, Inc.	74,939	656,365
Peyto Exploration & Development Corp. (a)	127,705	2,053,833
Precision Drilling Corp. *	28,382	1,773,302

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Premium Brands Holdings Corp.	46,506	3,313,684
RB Global, Inc.	29,715	2,918,104
Richelieu Hardware Ltd.	55,765	1,571,285
RioCan Real Estate Investment Trust	247,767	3,366,240
Russel Metals, Inc. (a)	132,143	3,867,461
Sagicor Financial Co. Ltd.	133,027	783,438
Secure Waste Infrastructure Corp.	283,659	3,689,063
Shopify, Inc., Class A *	8,265	1,323,420
Sienna Senior Living, Inc.	56,784	843,990
SmartCentres Real Estate Investment Trust	73,014	1,373,808
Spin Master Corp.	45,835	676,979
SSR Mining, Inc. *	278,529	6,501,441
Stantec, Inc.	39,345	3,792,959
Stella-Jones, Inc.	55,462	3,464,858
Superior Plus Corp.	467,963	2,494,147
Tamarack Valley Energy Ltd.	357,262	2,001,518
Teekay Tankers Ltd., Class A	28,314	1,632,868
TMX Group Ltd.	58,367	2,147,862
Torex Gold Resources, Inc.	81,209	3,823,211
TransAlta Corp.	256,004	3,731,574
Transcontinental, Inc., Class A	195,872	2,877,557
Trican Well Service Ltd.	45,581	197,162
Wajax Corp.	15,424	304,597
Winpak Ltd.	27,523	870,280
		269,660,579

China 1.4%
Alibaba Health Information Technology Ltd. *	1,788,705	1,279,681
Bosideng International Holdings Ltd.	3,860,365	2,459,336
Budweiser Brewing Co. APAC Ltd.	1,738,456	1,788,563
China Medical System Holdings Ltd.	1,526,039	2,606,905
China Water Affairs Group Ltd.	1,816,782	1,369,774
Chow Tai Fook Jewellery Group Ltd.	1,875,316	3,287,873
FIH Mobile Ltd. *	1,259,507	3,073,704
GCL Technology Holdings Ltd. *	20,521,680	3,057,587
Health & Happiness H&H International Holdings Ltd.	108,722	203,742
Hopson Development Holdings Ltd. *	3,844,500	1,496,203
JOYY, Inc., ADR	77,253	4,876,209
KLN Logistics Group Ltd.	334,368	301,917
Lee & Man Paper Manufacturing Ltd.	3,907,308	1,570,833
Shangri-La Asia Ltd.	242,036	140,516
Sino Biopharmaceutical Ltd.	6,395,535	5,791,271
Towngas Smart Energy Co. Ltd. *	1,707,009	852,891
VSTECS Holdings Ltd.	1,859,100	1,984,320
Want Want China Holdings Ltd.	4,318,502	2,584,800
Xinyi Glass Holdings Ltd. (a)	2,724,759	2,999,279
		41,725,404

Cyprus 0.1%
Frontline PLC (a)	115,957	2,727,309

Denmark 1.4%
Alm Brand AS	672,997	1,890,729
D/S Norden AS	99,519	3,918,594
Demant AS *	41,777	1,422,969
Dfds AS *	106,026	1,494,299
FLSmidth & Co. AS	38,579	2,466,226
Genmab AS *	3,543	1,122,551
GN Store Nord AS *	135,523	2,180,624
H Lundbeck AS	295,329	2,038,461
ISS AS	44,079	1,457,542
Jyske Bank AS	25,843	3,202,516
Matas AS	30,695	571,403
SECURITY	NUMBER OF SHARES	VALUE ($)
Netcompany Group AS *	18,363	922,216
NKT AS *	17,785	2,139,009
NTG Nordic Transport Group AS *	13,808	400,369
Per Aarsleff Holding AS	18,198	2,058,604
Ringkjoebing Landbobank AS	4,309	956,142
Rockwool AS, B Shares	69,705	2,355,272
Royal Unibrew AS	30,004	2,601,543
Scandinavian Tobacco Group AS, A Shares	155,527	2,218,534
Schouw & Co. AS	18,377	1,747,607
Sydbank AS	26,793	2,304,394
Tryg AS	144,561	3,582,857
		43,052,461

Finland 1.3%
Finnair OYJ *	84,520	288,776
Fiskars OYJ Abp	11,007	162,488
Hiab OYJ, B shares	15,499	890,375
Huhtamaki OYJ	103,190	3,556,789
Kalmar OYJ, B Shares	41,799	1,804,567
Kemira OYJ	132,224	2,955,498
Kojamo OYJ *	65,457	804,482
Konecranes OYJ	39,998	4,096,539
Mandatum OYJ	308,419	2,320,856
Metsa Board OYJ, B Shares	368,588	1,274,740
Metso OYJ	84,046	1,383,112
Nokian Renkaat OYJ (a)	384,402	3,749,621
Olvi OYJ, Class A	12,745	448,913
Orion OYJ, B Shares	51,870	3,711,192
Sanoma OYJ	113,074	1,229,607
Terveystalo OYJ	96,993	1,055,862
TietoEVRY OYJ	197,729	4,107,594
Tokmanni Group Corp.	78,066	690,821
Valmet OYJ	130,596	4,260,443
		38,792,275

France 3.7%
Aeroports de Paris SA	17,315	2,537,990
Air France-KLM *	288,170	3,528,298
Altarea SCA	1,319	161,343
Alten SA	37,298	2,910,998
Amundi SA	46,679	3,737,960
Beneteau SACA	63,896	600,652
BioMerieux	17,888	2,239,996
Carmila SA *	49,056	974,675
Cie de L'Odet SE	985	1,561,532
Clariane SE *	710,155	3,070,860
Coface SA	97,218	1,712,705
Constellium SE, Class A *	305,103	5,128,781
Covivio SA	34,909	2,256,611
Criteo SA, ADR *	70,205	1,395,675
Dassault Aviation SA	4,791	1,504,590
Derichebourg SA	276,189	2,059,414
Edenred SE	114,806	2,463,574
Emeis SA *	79,314	1,230,681
Eramet SA (a)	20,979	1,305,009
Eurazeo SE	18,886	1,197,827
Eutelsat Communications SACA *(a)	126,978	321,254
FDJ UNITED	53,845	1,516,004
Fnac Darty SA	56,935	1,863,342
Gaztransport Et Technigaz SA	8,311	1,661,891
Gecina SA	25,092	2,326,731
Getlink SE	106,988	1,934,490
ICADE *	70,846	1,744,716
ID Logistics Group SACA *	1,417	633,133
Imerys SA	75,161	2,060,329
Ipsen SA	22,723	3,277,939

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
IPSOS SA	51,807	1,928,799
JCDecaux SE	115,200	2,052,225
Klepierre SA	82,644	3,218,825
LISI SA	6,608	376,160
Mercialys SA	65,039	827,272
Mersen SA	11,114	280,539
Metropole Television SA	102,570	1,490,352
Nexans SA	29,383	4,252,327
Nexity SA *	241,644	2,605,288
Opmobility	195,597	3,330,093
Pierre Et Vacances SA *	305,562	561,009
Quadient SA	21,394	356,045
Remy Cointreau SA	21,231	977,209
Sartorius Stedim Biotech	6,845	1,646,785
Societe BIC SA	32,343	1,848,633
Societe LDC SADIR	3,212	320,208
SOITEC *	19,227	592,434
Sopra Steria Group	16,629	2,541,651
SPIE SA	89,377	4,846,103
Stef SA	4,691	654,386
Television Francaise 1 SA	222,121	2,144,752
Trigano SA	11,599	2,315,331
Ubisoft Entertainment SA *	250,228	2,102,512
Vallourec SACA	156,993	2,861,425
Verallia SA	79,565	2,203,213
Vicat SACA	33,310	2,733,116
Virbac SACA	2,538	1,083,936
Vivendi SE *	323,658	945,064
Worldline SA *(a)	100,721	178,845
		110,193,537

Germany 3.4%
AIXTRON SE	55,294	1,151,236
Auto1 Group SE *	78,683	2,213,490
BayWa AG *(a)	80,409	231,430
Bechtle AG	89,724	4,623,338
Bilfinger SE	27,031	3,187,278
CANCOM SE	42,270	1,309,808
Carl Zeiss Meditec AG, Bearer Shares	24,262	1,254,125
Ceconomy AG *	571,299	2,957,075
Cewe Stiftung & Co. KGaA	7,160	857,545
CTS Eventim AG & Co. KGaA	7,466	730,865
Delivery Hero SE *	40,437	943,277
Deutsche Pfandbriefbank AG	284,191	1,494,735
Deutz AG	257,442	2,375,257
Duerr AG	77,846	1,759,905
DWS Group GmbH & Co. KGaA	22,176	1,376,896
Evotec SE *	21,476	144,559
Fielmann Group AG	13,975	711,190
Fraport AG Frankfurt Airport Services Worldwide *	19,896	1,670,584
Gerresheimer AG (a)	32,564	1,003,004
Grenke AG	39,940	729,587
Hella GmbH & Co. KGaA	6,809	647,980
HelloFresh SE *	277,253	1,991,732
Hensoldt AG	12,913	1,024,306
HOCHTIEF AG	7,871	2,784,255
Hornbach Holding AG & Co. KGaA	26,274	2,701,618
HUGO BOSS AG	54,984	2,441,436
Indus Holding AG	18,397	566,860
Jenoptik AG	49,607	1,136,460
JOST Werke SE	19,492	1,174,053
Kloeckner & Co. SE	602,622	4,231,209
Knorr-Bremse AG	41,264	4,377,051
Krones AG	11,513	1,745,001
LEG Immobilien SE	31,241	2,349,438
Mutares SE & Co. KGaA (a)	33,826	1,116,856
Nemetschek SE	5,914	660,612
SECURITY	NUMBER OF SHARES	VALUE ($)
Nordex SE *	47,807	1,432,557
ProSiebenSat.1 Media SE	414,188	2,339,980
Rational AG	1,144	855,019
SAF-Holland SE	65,604	1,103,983
Salzgitter AG (a)	139,337	5,760,026
Scout24 SE	14,660	1,498,904
Siltronic AG (a)	32,959	1,878,869
Sixt SE	13,625	1,110,828
Stabilus SE	52,396	1,273,932
Stroeer SE & Co. KGaA	20,689	854,779
Suedzucker AG	146,785	1,654,964
TAG Immobilien AG	100,147	1,708,517
Takkt AG	16,882	76,704
Talanx AG	32,427	4,214,915
TeamViewer SE *	57,361	384,444
Traton SE (a)	87,743	2,989,734
TUI AG *	275,058	2,625,893
United Internet AG	162,098	4,864,859
Wacker Chemie AG (a)	40,977	3,152,955
Wacker Neuson SE	45,005	992,381
Wuestenrot & Wuerttembergische AG	74,203	1,217,685
		101,665,979

Guernsey 0.0%
Burford Capital Ltd.	61,266	584,884
Sirius Real Estate Ltd.	148,212	192,846
		777,730

Hong Kong 2.7%
ASMPT Ltd.	337,062	3,259,963
Bank of East Asia Ltd.	1,257,163	2,120,139
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Cafe de Coral Holdings Ltd.	172,113	124,902
Cathay Pacific Airways Ltd.	1,163,625	1,802,471
CK Infrastructure Holdings Ltd.	125,523	869,000
Cowell e Holdings, Inc. *	44,710	171,246
Crystal International Group Ltd.	754,424	725,780
CTF Services Ltd.	963,737	938,287
Dah Sing Financial Holdings Ltd.	258,091	1,198,696
DFI Retail Group Holdings Ltd.	384,548	1,322,845
Fortune Real Estate Investment Trust	1,233,901	787,671
Futu Holdings Ltd., ADR	11,781	1,998,764
Galaxy Entertainment Group Ltd.	569,553	2,943,744
Grand Pharmaceutical Group Ltd.	1,040,282	1,098,325
Hang Lung Group Ltd.	1,430,248	2,871,298
Hang Lung Properties Ltd.	1,547,096	1,788,412
Henderson Land Development Co. Ltd.	814,533	3,069,564
HK Electric Investments & HK Electric Investments Ltd.	1,782,467	1,430,901
HKBN Ltd. (a)	1,878,120	1,582,469
Hongkong Land Holdings Ltd.	730,364	4,637,811
Hysan Development Co. Ltd.	638,294	1,452,755
Johnson Electric Holdings Ltd.	937,835	3,606,502
Kerry Properties Ltd.	1,027,499	2,776,739
Kingboard Laminates Holdings Ltd.	1,477,170	2,147,755
Luk Fook Holdings International Ltd.	696,471	2,180,945
Man Wah Holdings Ltd.	2,151,705	1,318,284
Melco Resorts & Entertainment Ltd., ADR *	239,402	2,180,952
MTR Corp. Ltd.	758,619	3,008,908
Nine Dragons Paper Holdings Ltd. *	6,604,183	5,327,049
PAX Global Technology Ltd.	1,386,567	933,211
PCCW Ltd.	5,498,809	4,237,677
Sino Land Co. Ltd.	2,010,088	2,695,402
SJM Holdings Ltd. *	390,311	135,358
Skyworth Group Ltd. *	4,280,622	2,199,251
Stella International Holdings Ltd.	699,500	1,469,870

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Swire Properties Ltd.	617,341	1,693,691
United Laboratories International Holdings Ltd.	765,923	1,256,273
Vitasoy International Holdings Ltd.	632,195	528,616
VTech Holdings Ltd.	276,561	2,234,341
Wharf Holdings Ltd.	614,166	1,861,683
Wharf Real Estate Investment Co. Ltd.	1,089,572	3,437,100
		81,424,650

Indonesia 0.1%
First Pacific Co. Ltd.	4,978,179	4,002,697

Iraq 0.0%
United Energy Group Ltd.	4,049,728	257,477

Ireland 0.6%
AIB Group PLC	128,888	1,323,792
Alkermes PLC *	36,345	1,075,085
Cairn Homes PLC	425,099	1,002,596
Cimpress PLC *	18,232	1,255,273
Dole PLC	143,630	2,079,762
Glanbia PLC	216,101	3,709,275
Glenveagh Properties PLC *	435,152	986,801
Grafton Group PLC	292,966	3,669,853
Greencore Group PLC	405,478	1,289,420
Uniphar PLC	83,977	367,423
		16,759,280

Israel 2.1%
Alony Hetz Properties & Investments Ltd.	101,904	1,173,480
Ashtrom Group Ltd.	10,100	228,550
Azrieli Group Ltd.	7,741	784,895
Bezeq The Israeli Telecommunication Corp. Ltd.	1,689,537	3,319,808
Cellcom Israel Ltd. *	138,054	1,568,988
Clal Insurance Enterprises Holdings Ltd.	36,040	2,080,082
Delek Automotive Systems Ltd.	99,779	797,472
Delek Group Ltd.	14,864	3,899,002
Delta Galil Ltd.	13,297	733,549
Elbit Systems Ltd.	6,553	3,071,190
Elco Ltd.	15,993	795,818
Electra Ltd.	24,440	753,709
Equital Ltd. *	23,414	1,098,925
Fattal Holdings 1998 Ltd. *	3,083	558,057
FIBI Holdings Ltd.	22,102	1,811,962
First International Bank of Israel Ltd.	27,091	2,038,732
Formula Systems 1985 Ltd.	10,636	1,615,525
Fox Wizel Ltd.	2,213	231,456
G City Ltd.	54,349	169,112
Harel Insurance Investments & Financial Services Ltd.	69,329	2,574,603
Inmode Ltd. *	35,742	509,324
Isracard Ltd.	204,830	882,085
Israel Corp. Ltd.	13,349	3,682,907
Melisron Ltd.	1,678	208,951
Mivne Real Estate KD Ltd.	222,848	957,625
Mizrahi Tefahot Bank Ltd.	16,849	1,177,401
Nice Ltd. *	21,348	2,226,209
Nova Ltd. *	2,402	751,442
Oil Refineries Ltd.	3,588,757	1,137,608
Partner Communications Co. Ltd.	128,527	1,500,192
Paz Retail & Energy Ltd.	7,184	1,646,389
Phoenix Financial Ltd.	103,113	4,142,763
Plus500 Ltd.	72,131	3,033,505
SECURITY	NUMBER OF SHARES	VALUE ($)
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,139	847,750
Shikun & Binui Ltd. *	195,793	1,105,381
Shufersal Ltd.	196,338	2,352,003
Strauss Group Ltd.	39,708	1,195,167
Taboola.com Ltd. *	149,911	611,637
Tower Semiconductor Ltd. *	64,189	6,806,132
		64,079,386

Italy 2.2%
ACEA SpA	54,123	1,409,512
Amplifon SpA	64,817	995,958
Azimut Holding SpA	87,698	3,629,402
Banca Generali SpA	28,538	1,816,621
Banca Mediolanum SpA	163,828	3,506,010
Banca Monte dei Paschi di Siena SpA	270,610	2,560,503
Banca Popolare di Sondrio SpA	164,021	2,831,526
BFF Bank SpA *	114,751	1,458,259
Buzzi SpA	61,235	3,773,621
CIR SpA-Compagnie Industriali *	399,762	329,400
Danieli & C Officine Meccaniche SpA	12,636	706,839
De' Longhi SpA	48,445	2,058,882
DiaSorin SpA	10,663	764,524
Enav SpA	214,289	1,138,020
ERG SpA	45,079	1,146,777
FinecoBank Banca Fineco SpA	154,106	3,782,631
Hera SpA	725,607	3,472,835
Infrastrutture Wireless Italiane SpA (a)	93,520	855,796
Interpump Group SpA	46,451	2,361,203
Iren SpA	1,007,118	3,134,752
Italgas SpA	453,184	5,114,795
Lottomatica Group SpA	25,550	652,939
Maire SpA	19,051	280,571
Nexi SpA	385,410	1,797,650
OVS SpA	243,188	1,261,577
Piaggio & C SpA (a)	337,709	731,338
Pirelli & C SpA	442,021	3,072,797
PRADA SpA	237,912	1,408,111
Recordati Industria Chimica e Farmaceutica SpA	35,974	2,125,057
Reply SpA	7,571	1,006,936
Saipem SpA (a)	881,428	2,400,844
Salvatore Ferragamo SpA *	114,836	1,058,854
Sesa SpA	7,752	758,412
SOL SpA	15,230	881,108
Technogym SpA	54,313	1,019,243
Webuild SpA	236,649	928,843
		66,232,146

Japan 32.3%
& ST HD Co. Ltd.	47,822	902,198
77 Bank Ltd.	36,784	1,701,658
ABC-Mart, Inc.	81,575	1,419,002
Acom Co. Ltd.	415,246	1,263,966
Activia Properties, Inc. (a)	1,170	1,075,155
ADEKA Corp.	147,568	3,497,943
Advance Residence Investment Corp.	1,096	1,201,702
AEON Financial Service Co. Ltd.	185,676	1,863,304
AEON REIT Investment Corp.	1,163	1,012,827
Aica Kogyo Co. Ltd.	79,611	1,820,263
Aichi Steel Corp.	59,949	1,124,836
Aiful Corp.	96,158	316,727
Ain Holdings, Inc.	59,059	2,642,043
Aisan Industry Co. Ltd.	78,332	1,100,814
ALSOK Co. Ltd.	488,155	3,828,912
Amano Corp.	57,846	1,560,600
Anritsu Corp.	172,166	2,615,312

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
AOKI Holdings, Inc.	70,180	778,479
Aoyama Trading Co. Ltd.	94,691	1,462,993
Aozora Bank Ltd. (a)	95,725	1,481,422
Arata Corp.	128,657	2,568,193
ARCLANDS Corp.	104,969	1,288,149
Arcs Co. Ltd.	179,062	3,855,484
ARE Holdings, Inc.	133,915	2,571,031
Artience Co. Ltd.	78,799	1,732,013
As One Corp.	46,988	734,103
Asahi Intecc Co. Ltd.	61,205	1,147,814
Asics Corp.	137,954	3,307,183
ASKUL Corp.	69,820	639,812
Autobacs Seven Co. Ltd.	168,556	1,751,989
Axial Retailing, Inc.	67,956	498,184
Azbil Corp.	358,087	3,380,084
Bando Chemical Industries Ltd.	17,903	236,909
BayCurrent, Inc.	20,702	907,014
Belc Co. Ltd.	27,133	1,323,179
Bic Camera, Inc.	172,052	1,762,417
BIPROGY, Inc.	68,480	2,642,218
Blue Zones Holdings Co. Ltd.	32,500	1,789,010
BML, Inc.	58,897	1,445,534
Bunka Shutter Co. Ltd.	90,528	1,232,179
Calbee, Inc.	103,055	1,965,012
Canon Marketing Japan, Inc.	78,896	3,458,683
Capcom Co. Ltd.	62,309	1,526,481
Casio Computer Co. Ltd.	377,230	3,122,028
CCI Group, Inc.	203,885	917,189
Central Glass Co. Ltd.	20,879	458,923
Chiba Bank Ltd.	306,632	3,231,377
Chudenko Corp.	45,573	1,312,724
Chugin Financial Group, Inc.	87,840	1,313,238
Chugoku Marine Paints Ltd.	38,684	1,132,880
Citizen Watch Co. Ltd. (a)	388,587	3,214,776
CKD Corp.	76,615	1,268,652
Colowide Co. Ltd.	55,309	623,799
Cosmos Pharmaceutical Corp.	55,146	2,639,446
Create SD Holdings Co. Ltd. (a)	56,389	1,199,689
Credit Saison Co. Ltd.	126,705	3,188,533
CyberAgent, Inc.	413,074	3,696,622
Daicel Corp.	441,650	3,720,275
Dai-Dan Co. Ltd.	32,556	1,522,966
Daido Steel Co. Ltd.	427,685	4,333,034
Daihen Corp.	23,137	1,292,885
Daiichikosho Co. Ltd.	95,165	1,026,050
Daio Paper Corp.	371,035	2,273,050
Daiseki Co. Ltd.	33,113	744,804
Daishi Hokuetsu Financial Group, Inc.	149,137	1,547,278
Daiwa House REIT Investment Corp.	2,138	1,940,024
Daiwa Office Investment Corp.	333	813,028
Daiwa Securities Living Investments Corp.	1,086	791,273
DCM Holdings Co. Ltd.	258,365	2,594,412
DeNA Co. Ltd.	48,669	752,568
Denka Co. Ltd.	207,201	3,632,159
Dexerials Corp.	85,862	1,643,235
DMG Mori Co. Ltd.	133,658	2,346,831
Doshisha Co. Ltd.	11,960	239,507
Doutor Nichires Holdings Co. Ltd.	52,691	865,409
DTS Corp.	135,737	1,053,364
Duskin Co. Ltd.	57,733	1,492,068
DyDo Group Holdings, Inc.	34,499	563,303
Eagle Industry Co. Ltd.	53,120	949,046
Earth Corp.	30,451	1,006,903
EDION Corp.	302,186	3,952,333
Eizo Corp.	12,662	182,566
Elecom Co. Ltd.	59,739	684,864
Exedy Corp.	68,813	2,398,864
Ezaki Glico Co. Ltd.	88,825	3,130,647
SECURITY	NUMBER OF SHARES	VALUE ($)
FCC Co. Ltd.	78,518	1,735,899
Ferrotec Corp.	77,627	2,435,015
Food & Life Cos. Ltd.	42,605	1,919,341
FP Corp.	57,811	1,002,848
Frontier Real Estate Investment Corp.	1,184	720,795
Fuji Co. Ltd.	77,675	1,044,294
Fuji Corp.	134,887	2,958,784
Fuji Media Holdings, Inc.	87,200	1,963,607
Fuji Oil Co. Ltd.	87,821	2,030,491
Fuji Seal International, Inc.	68,427	1,392,219
Fujimi, Inc.	8,671	133,413
Fujitec Co. Ltd.	40,766	1,485,654
Fukuda Denshi Co. Ltd.	24,002	1,095,125
Fukuoka Financial Group, Inc.	101,005	3,111,381
Fukuyama Transporting Co. Ltd.	73,273	1,936,886
Furukawa Co. Ltd.	57,377	1,496,472
Futaba Industrial Co. Ltd.	93,476	613,389
Fuyo General Lease Co. Ltd.	83,217	2,230,141
Geo Holdings Corp.	28,953	313,557
Glory Ltd.	108,217	2,721,895
GLP J-Reit	1,619	1,535,482
GMO internet group, Inc.	40,448	1,039,647
Godo Steel Ltd.	6,400	158,103
Goldwin, Inc.	59,961	1,133,899
GS Yuasa Corp.	189,320	5,043,276
G-Tekt Corp.	30,465	379,910
GungHo Online Entertainment, Inc.	60,408	958,089
Gunma Bank Ltd.	170,663	1,896,924
Gunze Ltd.	18,501	490,831
H.U. Group Holdings, Inc.	140,197	3,279,199
H2O Retailing Corp.	202,361	2,819,179
Hachijuni Bank Ltd.	186,603	2,001,154
Hakuhodo DY Holdings, Inc.	384,018	2,903,821
Hamakyorex Co. Ltd.	74,971	821,054
Hamamatsu Photonics KK	269,179	2,738,364
Happinet Corp.	29,025	1,207,128
Hazama Ando Corp.	262,436	3,144,859
Heiwa Corp.	67,480	886,905
Heiwa Real Estate Co. Ltd.	10,700	156,746
Heiwado Co. Ltd.	122,698	2,350,958
Hikari Tsushin, Inc.	10,487	2,919,290
Hino Motors Ltd. *	928,806	2,339,127
Hirogin Holdings, Inc.	158,196	1,569,795
Hirose Electric Co. Ltd.	22,908	2,587,334
Hisamitsu Pharmaceutical Co., Inc.	47,790	1,313,191
Hogy Medical Co. Ltd.	21,307	804,218
Hokkaido Electric Power Co., Inc.	660,836	5,119,838
Hokuetsu Corp. (a)	182,320	1,059,688
Hokuhoku Financial Group, Inc.	85,296	2,427,424
Hokuriku Electric Power Co.	470,141	3,062,469
Horiba Ltd.	38,179	3,536,542
Hoshizaki Corp.	71,937	2,429,401
Hosiden Corp.	123,750	2,084,044
House Foods Group, Inc.	101,540	1,903,916
Hulic Co. Ltd.	372,693	4,113,833
Hyakugo Bank Ltd.	162,406	1,085,482
Ibiden Co. Ltd.	92,633	7,052,099
Idec Corp.	10,432	179,025
IDOM, Inc.	161,406	1,317,727
Iino Kaiun Kaisha Ltd.	132,171	1,201,016
Inaba Denki Sangyo Co. Ltd.	189,612	3,044,363
Inabata & Co. Ltd.	160,648	3,814,168
Industrial & Infrastructure Fund Investment Corp.	1,120	1,083,037
INFRONEER Holdings, Inc.	455,431	5,853,040
Internet Initiative Japan, Inc.	85,610	1,576,146
Invincible Investment Corp.	1,867	799,203
Ito En Ltd. (a)	95,968	1,996,233
Itochu Enex Co. Ltd.	164,253	1,995,666

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Itoham Yonekyu Holdings, Inc.	112,224	4,135,136
Iyogin Holdings, Inc.	109,041	1,793,709
Izumi Co. Ltd.	143,693	2,729,292
J Front Retailing Co. Ltd.	245,761	3,549,006
Jaccs Co. Ltd.	46,884	1,257,350
JAFCO Group Co. Ltd.	70,623	1,093,401
Japan Airport Terminal Co. Ltd.	21,964	637,174
Japan Aviation Electronics Industry Ltd.	105,443	1,670,331
Japan Excellent, Inc.	755	735,405
Japan Exchange Group, Inc.	297,309	3,413,195
Japan Hotel REIT Investment Corp.	1,354	748,800
Japan Lifeline Co. Ltd.	53,705	529,651
Japan Logistics Fund, Inc.	1,084	719,657
Japan Metropolitan Fund Invest	3,526	2,781,484
Japan Petroleum Exploration Co. Ltd.	295,841	2,703,424
Japan Prime Realty Investment Corp.	1,744	1,187,999
Japan Pulp & Paper Co. Ltd.	78,205	379,874
Japan Real Estate Investment Corp.	2,977	2,550,624
Japan Steel Works Ltd.	37,897	2,242,735
Japan Wool Textile Co. Ltd. (a)	103,555	1,201,119
Jeol Ltd.	36,687	1,133,876
JGC Holdings Corp.	419,916	5,124,832
Joyful Honda Co. Ltd.	90,917	1,261,360
Juroku Financial Group, Inc.	25,827	1,029,439
JVCKenwood Corp.	207,136	1,557,004
Kadokawa Corp.	66,892	1,419,285
Kaga Electronics Co. Ltd.	121,509	2,923,847
Kagome Co. Ltd.	78,201	1,366,576
Kakaku.com, Inc.	50,925	751,882
Kaken Pharmaceutical Co. Ltd.	39,155	971,034
Kameda Seika Co. Ltd.	6,225	163,354
Kamigumi Co. Ltd.	123,433	3,947,799
Kanadevia Corp.	349,806	2,239,386
Kanamoto Co. Ltd.	85,092	2,055,731
Kandenko Co. Ltd.	135,577	4,298,846
Kanematsu Corp.	172,973	3,826,356
Kansai Paint Co. Ltd.	182,948	2,815,441
Katitas Co. Ltd.	46,826	957,225
Kato Sangyo Co. Ltd.	95,029	3,812,121
KDX Realty Investment Corp.	1,000	1,141,301
Keihan Holdings Co. Ltd.	92,815	2,013,321
Keikyu Corp.	200,542	1,964,939
Keio Corp.	95,382	2,490,139
Keisei Electric Railway Co. Ltd.	227,535	1,848,130
Kewpie Corp. (a)	115,967	3,273,532
KH Neochem Co. Ltd.	17,143	271,564
Kinden Corp.	138,559	5,757,235
Kitz Corp.	146,430	1,596,139
Kiyo Bank Ltd.	41,183	810,201
Kobayashi Pharmaceutical Co. Ltd.	41,081	1,374,193
Kobe Bussan Co. Ltd.	61,064	1,483,849
Koei Tecmo Holdings Co. Ltd.	50,015	683,640
Kohnan Shoji Co. Ltd.	61,765	1,573,315
Kokusai Electric Corp.	72,042	1,983,290
Kokuyo Co. Ltd.	445,377	2,661,417
Komeri Co. Ltd.	80,616	1,805,530
Konami Group Corp.	27,040	4,130,076
Konishi Co. Ltd.	23,832	200,522
Konoike Transport Co. Ltd.	60,585	1,240,430
Kose Corp.	46,076	1,521,792
Kraftia Corp.	70,122	3,559,349
Kumagai Gumi Co. Ltd.	300,290	3,009,635
Kumiai Chemical Industry Co. Ltd. (a)	145,641	652,375
Kurabo Industries Ltd.	17,841	862,039
Kureha Corp.	86,145	2,194,338
Kurita Water Industries Ltd.	101,937	4,061,149
Kusuri No. Aoki Holdings Co. Ltd.	41,357	1,035,714
KYB Corp.	97,899	2,832,515
Kyoei Steel Ltd.	19,828	303,170
SECURITY	NUMBER OF SHARES	VALUE ($)
Kyokuto Kaihatsu Kogyo Co. Ltd.	57,998	1,042,886
Kyorin Pharmaceutical Co. Ltd.	23,052	223,799
Kyoritsu Maintenance Co. Ltd.	34,188	624,169
Kyoto Financial Group, Inc.	81,303	1,771,421
Kyowa Kirin Co. Ltd.	188,589	3,179,003
Kyushu Financial Group, Inc.	233,103	1,437,755
Kyushu Railway Co.	130,468	3,360,147
Lasertec Corp.	10,532	1,895,153
Leopalace21 Corp.	158,573	660,509
Life Corp.	142,896	2,320,400
Lintec Corp.	85,431	2,263,744
Lion Corp.	299,792	3,180,427
M3, Inc.	183,143	3,024,412
Mabuchi Motor Co. Ltd.	116,828	2,078,648
Macnica Holdings, Inc.	283,653	4,217,078
Makino Milling Machine Co. Ltd.	23,210	1,645,002
Maruha Nichiro Corp.	167,205	4,078,066
Marui Group Co. Ltd.	106,158	2,158,535
Maruichi Steel Tube Ltd.	295,746	2,733,826
Maruwa Co. Ltd.	2,515	763,284
Maruzen Showa Unyu Co. Ltd.	22,738	1,062,224
Max Co. Ltd.	28,344	1,247,826
Maxell Ltd.	19,288	275,137
McDonald's Holdings Co. Japan Ltd.	64,700	2,641,070
MCJ Co. Ltd.	124,041	1,228,884
Mebuki Financial Group, Inc.	519,769	3,395,735
Megachips Corp.	4,041	203,280
Megmilk Snow Brand Co. Ltd.	181,568	3,560,385
Meidensha Corp.	46,592	1,731,712
Meiko Electronics Co. Ltd.	16,368	1,176,860
MEITEC Group Holdings, Inc.	61,328	1,361,753
Menicon Co. Ltd.	88,274	861,527
Milbon Co. Ltd.	25,061	408,074
Mirait One Corp.	203,669	4,363,124
Mitsubishi HC Capital, Inc.	94,163	753,968
Mitsubishi Logisnext Co. Ltd.	38,396	378,916
Mitsubishi Logistics Corp.	302,214	2,268,784
Mitsubishi Pencil Co. Ltd.	46,000	633,771
Mitsuboshi Belting Ltd.	32,019	805,348
Mitsui E&S Co. Ltd.	102,506	4,510,789
Mitsui Fudosan Accommodations Fund, Inc.	994	846,540
Mitsui High-Tec, Inc.	98,985	503,647
Mitsui-Soko Holdings Co. Ltd.	92,889	2,430,412
Mitsuuroko Group Holdings Co. Ltd.	91,283	1,353,012
Miura Co. Ltd.	72,814	1,430,150
MIXI, Inc.	50,400	935,654
Mizuho Leasing Co. Ltd.	159,135	1,397,084
Mizuno Corp.	69,164	1,347,379
Mochida Pharmaceutical Co. Ltd.	38,010	851,297
Modec, Inc.	25,674	2,580,562
MonotaRO Co. Ltd.	61,078	897,285
Morinaga & Co. Ltd.	97,949	1,675,898
Morinaga Milk Industry Co. Ltd.	176,937	4,251,930
Morita Holdings Corp.	40,351	680,834
MOS Food Services, Inc.	5,269	140,462
Musashi Seimitsu Industry Co. Ltd.	71,369	1,315,330
Nabtesco Corp.	172,765	3,765,292
Nachi-Fujikoshi Corp.	14,601	372,393
Nagoya Railroad Co. Ltd.	240,175	2,532,573
Nakanishi, Inc.	46,355	595,590
Nankai Electric Railway Co. Ltd.	121,906	2,298,286
Nexon Co. Ltd.	194,893	4,744,624
Nextage Co. Ltd. (a)	80,819	1,391,609
NHK Spring Co. Ltd.	233,627	3,818,428
Nichias Corp.	65,461	2,607,533
Nichicon Corp.	110,412	1,166,738
Nichiha Corp.	50,333	983,759
Nichireki Group Co. Ltd.	11,834	188,070

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Nifco, Inc.	123,213	3,793,902
Nihon Kohden Corp.	190,920	1,940,398
Nihon M&A Center Holdings, Inc.	202,060	948,083
Nihon Parkerizing Co. Ltd.	132,597	1,209,135
Nikkiso Co. Ltd.	38,165	388,376
Nikkon Holdings Co. Ltd.	111,710	2,646,536
Nippn Corp.	138,657	2,130,724
Nippon Building Fund, Inc.	3,108	2,973,562
Nippon Densetsu Kogyo Co. Ltd.	66,732	1,383,390
Nippon Electric Glass Co. Ltd.	135,101	5,014,450
Nippon Gas Co. Ltd.	102,216	1,995,193
Nippon Kayaku Co. Ltd.	270,653	2,841,813
Nippon Light Metal Holdings Co. Ltd.	299,951	4,716,948
Nippon Paint Holdings Co. Ltd.	538,101	3,510,329
Nippon Prologis REIT, Inc. (a)	2,580	1,555,771
Nippon Sanso Holdings Corp.	27,764	904,354
Nippon Seiki Co. Ltd.	53,442	716,099
Nippon Shinyaku Co. Ltd.	87,408	2,034,946
Nippon Shokubai Co. Ltd.	252,009	3,018,294
Nippon Soda Co. Ltd.	75,904	1,731,613
Nippon Television Holdings, Inc.	155,514	3,986,261
Nipro Corp.	296,438	2,860,850
Nishimatsu Construction Co. Ltd.	50,143	1,822,885
Nishimatsuya Chain Co. Ltd.	63,366	910,391
Nishi-Nippon Financial Holdings, Inc.	81,906	1,556,240
Nishi-Nippon Railroad Co. Ltd.	141,277	2,469,745
Nissan Chemical Corp.	111,790	3,781,733
Nissha Co. Ltd.	23,601	181,034
Nisshin Oillio Group Ltd.	64,763	2,199,576
Nisshinbo Holdings, Inc.	499,120	4,049,253
Nitta Corp.	6,771	180,502
Nittetsu Mining Co. Ltd.	37,871	442,900
Nitto Boseki Co. Ltd.	21,136	1,850,162
Nitto Kogyo Corp.	50,038	1,263,375
NOF Corp.	163,952	3,329,471
Nojima Corp.	329,504	2,470,488
NOK Corp.	228,092	4,066,337
Nomura Co. Ltd.	134,101	1,038,090
Nomura Real Estate Holdings, Inc.	609,856	3,745,114
Nomura Real Estate Master Fund, Inc.	2,343	2,558,457
Noritake Co. Ltd.	46,170	1,618,391
Noritz Corp.	21,794	268,707
North Pacific Bank Ltd.	244,091	1,292,016
NPR-RIKEN Corp.	14,451	311,616
NS Solutions Corp.	44,680	1,094,309
NS United Kaiun Kaisha Ltd.	8,208	314,539
NSD Co. Ltd.	38,493	894,429
NTN Corp.	1,823,298	4,352,313
NTT UD REIT Investment Corp.	753	675,553
Obic Co. Ltd.	54,509	1,754,208
Odakyu Electric Railway Co. Ltd.	296,156	3,358,206
Okamoto Industries, Inc.	4,731	166,138
Okamura Corp.	124,184	1,804,070
Oki Electric Industry Co. Ltd.	70,480	877,105
Okinawa Cellular Telephone Co.	11,304	203,189
OKUMA Corp.	75,931	1,831,978
Okumura Corp.	53,554	2,120,883
Onward Holdings Co. Ltd.	59,055	262,635
Open House Group Co. Ltd.	87,075	5,119,039
Open Up Group, Inc.	45,233	521,752
Oracle Corp. Japan	12,993	1,117,789
Organo Corp.	8,711	745,222
Orient Corp.	41,260	273,392
Oriental Land Co. Ltd.	159,161	3,066,947
Orix JREIT, Inc.	2,748	1,887,764
Osaka Soda Co. Ltd.	82,898	1,170,293
OSG Corp. (a)	127,677	1,880,587
Pacific Industrial Co. Ltd.	41,976	856,735
PALTAC Corp.	114,709	3,454,869
SECURITY	NUMBER OF SHARES	VALUE ($)
Paramount Bed Holdings Co. Ltd.	52,889	1,187,927
Park24 Co. Ltd.	105,748	1,252,306
Pasona Group, Inc.	12,570	154,014
Penta-Ocean Construction Co. Ltd.	555,332	6,138,723
Pigeon Corp.	151,544	1,570,794
Pilot Corp. (a)	43,907	1,379,532
Piolax, Inc.	10,167	112,192
Pola Orbis Holdings, Inc.	127,708	1,099,083
Prima Meat Packers Ltd.	96,972	1,634,946
Raito Kogyo Co. Ltd.	68,323	1,479,857
Raiznext Corp.	24,693	375,498
Rakuten Group, Inc. *	181,313	1,109,024
Relo Group, Inc.	74,204	815,507
Resorttrust, Inc.	101,487	1,264,929
Restar Corp.	13,588	240,413
Retail Partners Co. Ltd.	31,027	265,037
Ricoh Leasing Co. Ltd.	15,387	573,870
Rinnai Corp.	123,838	3,156,857
Rohto Pharmaceutical Co. Ltd.	131,643	2,134,717
Round One Corp.	82,337	535,019
Ryobi Ltd.	30,712	537,485
S Foods, Inc.	20,284	344,458
Saizeriya Co. Ltd.	23,781	889,978
Sakai Moving Service Co. Ltd.	9,720	177,831
Sakata INX Corp.	97,038	1,453,860
Sakata Seed Corp.	33,680	896,766
San-A Co. Ltd.	76,009	1,399,871
San-Ai Obbli Co. Ltd.	231,798	3,116,387
Sangetsu Corp.	69,340	1,395,243
San-In Godo Bank Ltd.	101,215	942,425
Sanken Electric Co. Ltd. *	23,514	816,548
Sanki Engineering Co. Ltd.	60,848	2,167,990
Sankyo Co. Ltd.	111,376	1,928,471
Santen Pharmaceutical Co. Ltd.	371,345	3,806,256
Sanyo Chemical Industries Ltd.	8,676	261,587
Sanyo Denki Co. Ltd.	35,751	927,854
Sapporo Holdings Ltd.	42,023	2,181,534
Sawai Group Holdings Co. Ltd.	138,803	1,762,945
SBI Holdings, Inc.	115,726	2,438,366
SBS Holdings, Inc.	9,127	220,498
SCREEN Holdings Co. Ltd.	54,156	4,461,233
SCSK Corp.	97,100	3,539,281
Sega Sammy Holdings, Inc.	125,056	2,148,511
Seibu Holdings, Inc.	90,786	2,821,027
Seiko Group Corp.	37,986	1,784,283
Seino Holdings Co. Ltd.	190,441	2,750,136
Seiren Co. Ltd.	58,933	1,219,824
Sekisui House Reit, Inc.	1,876	956,934
Sekisui Jushi Corp.	14,834	205,233
Senko Group Holdings Co. Ltd.	236,890	2,959,417
Seria Co. Ltd.	82,800	1,735,059
Seven Bank Ltd.	596,261	1,106,932
Sharp Corp. *	357,812	1,785,047
Shibaura Machine Co. Ltd.	7,327	203,541
Shibuya Corp.	32,327	708,480
Shiga Bank Ltd.	19,922	868,117
Shikoku Electric Power Co., Inc.	390,971	3,915,974
Shinmaywa Industries Ltd.	121,939	1,460,455
Ship Healthcare Holdings, Inc.	149,995	2,491,907
Shizuoka Financial Group, Inc.	254,006	3,682,721
SHO-BOND Holdings Co. Ltd.	31,383	1,017,006
Shoei Foods Corp. (a)	5,190	136,194
Showa Sangyo Co. Ltd.	17,928	356,722
Siix Corp.	29,341	244,806
SKY Perfect JSAT Holdings, Inc.	147,272	1,826,154
Skylark Holdings Co. Ltd.	150,609	3,570,992
Socionext, Inc.	115,659	1,649,836
Sotetsu Holdings, Inc.	96,100	1,710,155
Square Enix Holdings Co. Ltd.	195,225	3,905,751

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Starts Corp., Inc.	47,679	1,500,185
Sugi Holdings Co. Ltd.	145,487	3,436,495
Sumitomo Bakelite Co. Ltd.	84,919	2,770,955
Sumitomo Densetsu Co. Ltd.	18,619	1,162,122
Sumitomo Osaka Cement Co. Ltd.	85,704	2,113,904
Sumitomo Pharma Co. Ltd. *	275,854	4,825,898
Sumitomo Riko Co. Ltd.	73,790	1,228,494
Sumitomo Warehouse Co. Ltd.	77,884	1,724,378
Sundrug Co. Ltd.	126,048	3,498,327
Suruga Bank Ltd.	64,843	698,501
SWCC Corp.	26,480	1,808,887
T Hasegawa Co. Ltd.	34,200	621,101
Tachibana Eletech Co. Ltd.	14,170	270,324
Tadano Ltd.	227,033	1,546,530
Taihei Dengyo Kaisha Ltd.	77,664	1,142,191
Taikisha Ltd.	79,136	1,635,460
Taiyo Holdings Co. Ltd.	48,844	1,458,590
Takamatsu Construction Group Co. Ltd.	12,902	348,077
Takara Holdings, Inc.	304,789	2,931,678
Takara Standard Co. Ltd.	110,417	1,959,981
Takasago International Corp.	101,386	1,011,586
Takasago Thermal Engineering Co. Ltd.	78,976	2,298,680
Takashimaya Co. Ltd.	454,644	4,897,511
Takeuchi Manufacturing Co. Ltd.	39,290	1,792,661
Takuma Co. Ltd.	89,995	1,444,072
Tamron Co. Ltd.	22,592	152,013
TBS Holdings, Inc.	70,206	2,616,585
TechnoPro Holdings, Inc.	76,085	2,362,267
THK Co. Ltd.	136,627	3,501,258
TKC Corp.	32,107	854,884
Toa Corp.	94,186	1,767,232
Toagosei Co. Ltd.	187,926	1,964,763
Tocalo Co. Ltd.	57,406	815,566
Toda Corp.	362,200	2,817,756
Toei Co. Ltd.	18,020	667,450
Toho Co. Ltd.	44,227	2,549,323
Toho Holdings Co. Ltd.	112,806	3,402,614
Tokai Carbon Co. Ltd.	518,400	3,415,029
Tokai Corp.	17,624	278,844
TOKAI Holdings Corp.	250,856	1,737,746
Tokai Rika Co. Ltd.	179,555	3,419,657
Token Corp.	17,203	1,618,328
Tokuyama Corp.	158,357	4,166,702
Tokyo Century Corp.	252,897	3,201,525
Tokyo Kiraboshi Financial Group, Inc.	14,752	801,647
Tokyo Metro Co. Ltd. (a)	117,814	1,212,114
Tokyo Ohka Kogyo Co. Ltd.	67,753	2,602,010
Tokyo Seimitsu Co. Ltd.	30,105	2,001,534
Tokyo Steel Manufacturing Co. Ltd.	162,731	1,504,779
Tokyo Tatemono Co. Ltd.	188,909	4,176,457
Tokyu Construction Co. Ltd.	61,344	500,815
Tomy Co. Ltd.	61,331	1,137,404
Topcon Corp. *	91,557	1,924,428
Topre Corp.	160,127	2,353,934
Toshiba TEC Corp.	53,852	982,484
Totetsu Kogyo Co. Ltd.	42,483	1,222,356
Towa Pharmaceutical Co. Ltd.	40,308	843,355
Toyo Construction Co. Ltd. (a)	105,324	1,175,066
Toyo Tire Corp.	205,902	5,665,769
Toyobo Co. Ltd.	97,080	750,885
Toyoda Gosei Co. Ltd.	200,895	4,595,932
Toyota Boshoku Corp.	68,552	1,064,412
Transcosmos, Inc.	59,079	1,414,034
Trend Micro, Inc.	55,433	2,769,341
Trusco Nakayama Corp.	106,922	1,636,205
TS Tech Co. Ltd.	239,658	2,769,774
TSI Holdings Co. Ltd.	96,026	608,585
Tsubakimoto Chain Co.	168,378	2,435,304
Tsumura & Co.	60,365	1,512,123
SECURITY	NUMBER OF SHARES	VALUE ($)
TV Asahi Holdings Corp.	77,731	1,671,179
Tv Tokyo Holdings Corp.	30,690	974,489
UACJ Corp.	352,899	4,665,368
Uchida Yoko Co. Ltd.	5,403	380,512
Ulvac, Inc.	61,558	2,643,385
United Super Markets Holdings, Inc.	353,926	2,000,402
United Urban Investment Corp. (a)	1,506	1,780,564
Ushio, Inc.	107,163	1,685,560
USS Co. Ltd.	190,781	2,129,705
UT Group Co. Ltd.	34,780	625,171
Valor Holdings Co. Ltd.	196,102	4,052,733
Valqua Ltd.	6,702	172,865
Wacoal Holdings Corp.	48,271	1,542,012
Wacom Co. Ltd.	201,019	1,082,063
Wakita & Co. Ltd.	16,906	206,924
YAMABIKO Corp.	56,856	987,374
Yamae Group Holdings Co. Ltd.	26,945	428,392
Yamaguchi Financial Group, Inc.	92,477	1,207,742
Yamato Kogyo Co. Ltd.	27,343	1,830,167
Yamazen Corp.	180,947	1,754,392
Yellow Hat Ltd.	121,060	1,293,996
Yodoko Ltd.	158,535	1,340,004
Yokogawa Bridge Holdings Corp.	65,988	1,256,330
Yokohama Financial Group, Inc.	549,560	4,347,528
Yoshinoya Holdings Co. Ltd. (a)	60,841	1,234,365
Yuasa Trading Co. Ltd.	54,177	1,881,700
Yurtec Corp.	80,856	1,421,262
Zacros Corp.	33,267	251,341
Zenkoku Hosho Co. Ltd.	62,974	1,279,254
Zensho Holdings Co. Ltd.	35,593	2,145,388
Zeon Corp.	260,880	2,983,277
Zojirushi Corp.	14,141	152,058
ZOZO, Inc.	117,683	1,015,068
		975,878,130

Jersey 0.2%
boohoo Group PLC *(a)	462,473	140,939
CVC Capital Partners PLC	29,549	488,334
International Workplace Group PLC	336,225	1,032,665
Man Group PLC	1,132,149	3,102,201
TP ICAP Group PLC	772,019	2,603,344
		7,367,483

Luxembourg 0.5%
Allegro.eu SA *	141,796	1,246,834
Aroundtown SA *	667,534	2,299,330
Befesa SA	47,576	1,517,291
Grand City Properties SA	15,133	191,784
InPost SA *	34,560	405,097
RTL Group SA (a)	78,037	3,083,768
Samsonite Group SA	955,257	2,359,432
Spotify Technology SA *	4,608	2,759,593
Subsea 7 SA	51,384	991,359
		14,854,488

Macau 0.1%
Sands China Ltd.	716,054	1,949,798
Wynn Macau Ltd.	196,952	165,442
		2,115,240

Netherlands 1.8%
Adyen NV *	2,279	3,545,746
Arcadis NV	40,818	1,805,796
ASM International NV	1,596	878,702
Basic-Fit NV *	36,275	1,193,927

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
BE Semiconductor Industries NV	16,483	2,484,903
Brembo NV	182,372	1,942,965
Cementir Holding NV	49,992	1,008,357
Corbion NV	63,033	1,409,658
CTP NV	32,589	694,397
Davide Campari-Milano NV	295,198	2,009,646
Eurocommercial Properties NV	28,241	870,179
Euronext NV	16,934	2,600,060
Ferrovial SE	43,569	2,854,845
Flow Traders Ltd. *	28,381	787,208
Fugro NV	129,412	1,304,393
IMCD NV	5,432	487,182
JDE Peet's NV	142,441	5,227,102
Koninklijke BAM Groep NV	319,483	3,170,136
Koninklijke Heijmans NV	16,907	1,179,248
Koninklijke Vopak NV	42,545	1,927,624
MFE-MediaForEurope NV, Class A	392,114	1,414,352
MFE-MediaForEurope NV, Class B	141,042	670,787
OCI NV *	279,506	1,101,597
Pepco Group NV	192,162	1,411,122
Qiagen NV	83,398	3,980,390
RHI Magnesita NV	25,317	847,012
SBM Offshore NV	45,039	1,284,797
Technip Energies NV	94,130	3,679,292
TKH Group NV	53,884	2,397,596
Van Lanschot Kempen NV	19,037	1,148,857
		55,317,876

New Zealand 0.7%
a2 Milk Co. Ltd.	356,632	2,249,923
Air New Zealand Ltd.	3,347,759	1,143,459
Auckland International Airport Ltd.	245,181	1,125,969
Chorus Ltd.	304,348	1,598,605
Contact Energy Ltd.	587,922	3,250,092
EBOS Group Ltd.	160,580	2,627,156
Fisher & Paykel Healthcare Corp. Ltd.	134,058	2,870,458
Freightways Group Ltd.	73,796	590,958
Genesis Energy Ltd.	929,484	1,291,240
Mercury NZ Ltd.	385,102	1,405,991
Meridian Energy Ltd.	744,736	2,406,913
Ryman Healthcare Ltd. *	63,057	105,336
SKYCITY Entertainment Group Ltd. *	1,644,476	792,969
Xero Ltd. *	7,482	599,843
		22,058,912

Norway 1.8%
AF Gruppen ASA	44,140	790,927
Aker Solutions ASA	353,755	1,071,158
Atea ASA *	105,587	1,551,583
Austevoll Seafood ASA	143,929	1,255,344
Bluenord ASA *	12,143	523,550
Bonheur ASA	23,177	513,394
Borregaard ASA	60,835	1,143,017
DNO ASA	1,924,750	2,761,770
DOF Group ASA	71,145	662,033
Elkem ASA *	1,169,438	3,191,773
Europris ASA	150,711	1,353,245
Gjensidige Forsikring ASA	95,146	2,664,585
Hoegh Autoliners ASA	158,256	1,394,388
Kongsberg Gruppen ASA	63,428	1,503,470
Leroy Seafood Group ASA	363,778	1,690,753
MPC Container Ships ASA	765,230	1,356,050
Norconsult Norge AS	197,780	882,073
Nordic Semiconductor ASA *	60,283	800,006
Norwegian Air Shuttle ASA	506,554	866,598
Odfjell Drilling Ltd.	90,239	746,905
Opera Ltd., ADR (a)	36,216	493,262
SECURITY	NUMBER OF SHARES	VALUE ($)
Salmar ASA	32,768	1,915,063
Scatec ASA *	55,822	549,255
SFL Corp. Ltd.	149,627	1,231,430
SpareBank 1 Nord Norge	100,487	1,415,229
SpareBank 1 SMN	80,014	1,515,079
SpareBank 1 Sor-Norge ASA	127,261	2,250,135
Sparebanken Norge	89,419	1,585,816
Stolt-Nielsen Ltd.	45,876	1,542,447
Storebrand ASA	171,306	2,666,386
TGS ASA	248,187	2,134,000
TOMRA Systems ASA	88,737	1,097,761
Var Energi ASA	209,356	654,833
Veidekke ASA	128,747	2,151,640
Vend Marketplaces ASA, B Shares	85,899	2,386,933
Wallenius Wilhelmsen ASA	442,041	3,984,419
Wilh Wilhelmsen Holding ASA, Class A	3,185	172,913
Wilh Wilhelmsen Holding ASA, Class B	2,515	125,845
		54,595,068

Poland 1.1%
Alior Bank SA	53,351	1,513,986
Asseco Poland SA	65,522	3,497,670
Bank Millennium SA *	239,454	1,026,011
Budimex SA	5,475	938,670
CD Projekt SA	12,299	865,041
Cognor Holding SA *	124,364	184,220
Cyfrowy Polsat SA *	667,995	2,092,609
Dino Polska SA *	132,523	1,484,292
Enea SA	671,714	3,707,330
Eurocash SA *	358,305	722,419
Grupa Azoty SA *	232,348	1,201,432
Grupa Kety SA	8,421	2,222,223
Jastrzebska Spolka Weglowa SA *	366,481	2,396,661
KRUK SA	10,577	1,383,690
LPP SA	444	2,071,744
mBank SA *	5,014	1,411,174
Orange Polska SA	1,056,227	2,792,499
Santander Bank Polska SA	17,213	2,431,715
Tauron Polska Energia SA *	803,439	2,089,345
		34,032,731

Portugal 0.4%
Banco Comercial Portugues SA, Class R	3,739,030	3,564,328
Navigator Co. SA (a)	300,503	1,060,197
NOS SGPS SA	361,438	1,545,736
REN - Redes Energeticas Nacionais SGPS SA	550,937	2,119,579
Sonae SGPS SA	2,292,799	3,948,789
		12,238,629

Republic of Korea 7.6%
Amorepacific Corp.	33,001	2,789,259
Amorepacific Holdings Corp.	98,308	1,901,787
Asiana Airlines, Inc. *	356,309	1,996,387
BGF retail Co. Ltd.	20,573	1,515,014
BH Co. Ltd.	59,397	724,969
Binggrae Co. Ltd.	7,827	389,580
Celltrion, Inc.	23,545	2,971,443
Cheil Worldwide, Inc.	107,188	1,650,840
CJ ENM Co. Ltd. *	46,576	2,011,067
CJ Logistics Corp.	28,888	1,793,407
Coway Co. Ltd.	62,603	3,660,870
Daeduck Electronics Co. Ltd.	61,114	2,044,544
Daesang Corp.	64,936	931,663
Daewoo Engineering & Construction Co. Ltd. *	906,817	2,170,466

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Daishin Securities Co. Ltd.	38,067	701,469
Daou Data Corp.	30,280	350,022
Daou Technology, Inc.	78,865	1,922,490
DB HiTek Co. Ltd.	46,443	2,008,483
DL E&C Co. Ltd.	97,270	2,662,168
DL Holdings Co. Ltd.	33,649	895,766
Dongjin Semichem Co. Ltd.	37,887	931,299
Dongwon Industries Co. Ltd.	19,069	589,970
Doosan Bobcat, Inc. *	88,762	3,331,630
Doosan Co. Ltd.	10,017	5,966,676
DoubleDown Interactive Co. Ltd., ADR *(a)	54,997	512,022
E1 Corp.	5,458	306,923
Ecopro BM Co. Ltd. *	7,159	729,701
Ecopro Co. Ltd.	27,872	1,601,458
F&F Co. Ltd.	20,722	1,022,961
Gravity Co. Ltd., ADR *	7,945	456,599
GS Engineering & Construction Corp.	222,060	2,917,213
GS P&L Co. Ltd. *	6,150	191,737
GS Retail Co. Ltd.	131,071	1,920,634
Handsome Co. Ltd.	17,315	183,317
Hanjin Logistics Corp.	14,827	199,622
Hanon Systems *	493,984	1,264,645
Hansol Chemical Co. Ltd.	9,081	1,469,607
Hanwha Aerospace Co. Ltd.	3,925	2,273,892
Hanwha General Insurance Co. Ltd. *	60,753	216,879
Hanwha Life Insurance Co. Ltd. *	659,276	1,349,349
Harim Holdings Co. Ltd.	610,603	3,483,466
HD Hyundai Construction Equipment Co. Ltd.	20,681	1,319,062
HD Hyundai Infracore Co. Ltd. *	197,752	1,964,544
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	20,117	5,608,384
HDC Holdings Co. Ltd.	94,836	1,123,987
HDC Hyundai Development Co-Engineering & Construction, Class E	79,978	1,067,534
Hite Jinro Co. Ltd.	51,167	654,439
HL Mando Co. Ltd.	82,522	2,614,847
Hotel Shilla Co. Ltd. *	49,157	1,520,854
HS Hyosung Advanced Materials Corp.	6,770	906,411
HYBE Co. Ltd. *	2,656	540,898
Hyosung Corp.	3,124	277,637
Hyosung TNC Corp.	12,831	1,932,524
Hyundai Department Store Co. Ltd.	37,672	2,336,169
Hyundai Elevator Co. Ltd.	15,585	919,850
Hyundai Green Food	93,431	989,804
Hyundai Home Shopping Network Corp.	7,397	275,630
Hyundai Marine & Fire Insurance Co. Ltd. *	180,516	3,688,509
Hyundai Rotem Co. Ltd.	6,653	794,840
Hyundai Wia Corp.	79,898	3,379,224
iM Financial Group Co. Ltd.	398,144	3,871,390
Industrial Bank of Korea	207,781	2,903,410
IS Dongseo Co. Ltd.	10,560	128,316
JB Financial Group Co. Ltd.	173,815	2,848,361
Kakao Corp.	102,351	4,085,271
Kangwon Land, Inc.	77,879	952,669
KCC Corp.	8,375	2,374,715
KCC Glass Corp.	30,766	574,254
KEPCO Plant Service & Engineering Co. Ltd.	23,640	856,772
KG Chemical Corp.	95,089	353,678
KG Dongbusteel	42,845	157,612
KIWOOM Securities Co. Ltd.	11,093	2,059,218
Kolon Industries, Inc.	95,279	2,643,310
Korea Aerospace Industries Ltd.	19,962	1,478,164
Korea Investment Holdings Co. Ltd.	40,173	4,381,565
SECURITY	NUMBER OF SHARES	VALUE ($)
Korea Petrochemical Ind Co. Ltd.	19,838	1,915,477
Korean Reinsurance Co.	265,475	2,092,174
Krafton, Inc. *	9,059	1,586,164
Kumho Tire Co., Inc. *	228,776	911,588
Kwang Dong Pharmaceutical Co. Ltd.	41,901	171,234
LF Corp.	77,034	927,142
LG Energy Solution Ltd. *	6,725	1,865,706
Lotte Chilsung Beverage Co. Ltd.	6,180	503,006
Lotte Corp.	92,742	1,731,049
LOTTE Fine Chemical Co. Ltd.	41,515	1,288,655
Lotte Rental Co. Ltd.	52,935	1,155,417
Lotte Shopping Co. Ltd.	70,688	3,436,706
LS Corp.	35,380	4,303,867
LS Electric Co. Ltd.	6,144	1,921,762
LX Hausys Ltd.	10,928	226,637
LX International Corp.	188,785	4,050,023
LX Semicon Co. Ltd.	28,481	1,003,173
Macquarie Korea Infrastructure Fund	143,411	1,123,377
Mcnex Co. Ltd.	12,420	228,866
Meritz Financial Group, Inc.	37,404	2,762,095
Mirae Asset Securities Co. Ltd.	195,662	2,907,024
Misto Holdings Corp.	47,180	1,371,465
NCSoft Corp.	18,930	2,703,090
Netmarble Corp.	13,055	470,482
NH Investment & Securities Co. Ltd.	120,272	1,688,788
NHN Corp.	54,879	1,229,567
NICE Holdings Co. Ltd. *	31,867	293,610
NongShim Co. Ltd.	4,679	1,422,169
OCI Holdings Co. Ltd.	26,063	1,844,870
Orion Corp.	22,151	1,589,046
Orion Holdings Corp.	86,128	1,185,933
Otoki Corp.	3,698	978,154
Pan Ocean Co. Ltd.	711,170	1,823,079
Partron Co. Ltd.	41,652	196,273
Poongsan Corp.	28,006	1,889,093
POSCO Future M Co. Ltd. *	942	132,270
Posco International Corp.	71,096	2,591,198
S-1 Corp.	32,393	1,651,974
Samchully Co. Ltd.	3,338	275,320
Samsung Biologics Co. Ltd. *	412	450,198
Samsung Card Co. Ltd.	9,108	340,006
Samsung E&A Co. Ltd.	260,016	4,517,328
Samsung Episholdings Co. Ltd. *	222	64,759
Samsung Heavy Industries Co. Ltd. *	131,260	2,195,625
Samsung Life Insurance Co. Ltd.	43,105	4,481,525
Samsung Securities Co. Ltd.	45,477	2,436,737
Samyang Biopharmaceuticals Corp. *	17,588	796,492
Samyang Holdings Corp. *	16,547	685,216
SD Biosensor, Inc.	151,411	974,985
SeAH Besteel Holdings Corp.	10,357	196,485
SeAH Steel Holdings Corp.	5,671	544,869
Seegene, Inc.	66,415	1,160,620
Seoul Semiconductor Co. Ltd. *	28,729	120,726
Seoyon E-Hwa Co. Ltd.	15,156	128,718
SFA Engineering Corp.	51,729	773,833
Shinsegae, Inc.	25,468	3,766,559
SIMMTECH Co. Ltd.	58,958	2,172,865
SK Chemicals Co. Ltd.	29,690	1,439,430
SK Discovery Co. Ltd.	48,788	1,987,149
SK Gas Ltd.	4,672	759,262
SK Networks Co. Ltd.	568,117	1,765,406
SKC Co. Ltd. *	10,415	787,508
SL Corp.	30,863	868,819
Soulbrain Co. Ltd.	5,274	939,576
Sungwoo Hitech Co. Ltd.	68,971	317,971
Taekwang Industrial Co. Ltd.	376	206,325
Taihan Cable & Solution Co. Ltd. *	91,095	1,375,112
WONIK IPS Co. Ltd.	41,677	1,737,191
Young Poong Corp.	6,084	283,381

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Youngone Corp.	39,605	2,356,399
Youngone Holdings Co. Ltd.	17,046	1,922,913
Yuhan Corp.	13,705	1,136,919
		230,733,576

Singapore 2.0%
BW LPG Ltd.	149,259	1,896,660
CapitaLand Ascendas REIT *	1,369,765	2,971,887
CapitaLand Ascott Trust	1,358,752	991,407
CapitaLand Integrated Commercial Trust *	1,740,433	3,157,949
CapitaLand Investment Ltd.	747,564	1,529,587
City Developments Ltd.	468,591	2,615,846
ComfortDelGro Corp. Ltd.	2,590,874	2,880,638
Frasers Logistics & Commercial Trust *	1,575,903	1,192,437
Genting Singapore Ltd.	3,589,612	2,106,401
Grab Holdings Ltd., Class A *	138,785	756,378
Hafnia Ltd.	322,606	1,943,471
Hutchison Port Holdings Trust, U Shares	15,416,324	3,237,428
IGG, Inc.	1,628,394	798,971
Jardine Cycle & Carriage Ltd.	144,654	3,813,062
Keppel Infrastructure Trust	4,625,666	1,678,619
Keppel Ltd.	160,747	1,270,933
Mapletree Industrial Trust *	758,291	1,206,099
Mapletree Logistics Trust *	1,336,255	1,361,894
Mapletree Pan Asia Commercial Trust *	1,057,798	1,192,437
Netlink NBN Trust	1,263,048	941,081
SATS Ltd.	385,717	1,012,576
Sea Ltd., ADR *	28,595	3,974,991
Seatrium Ltd.	427,298	709,332
Sembcorp Industries Ltd.	480,527	2,274,355
Sheng Siong Group Ltd.	493,410	1,036,231
Singapore Exchange Ltd.	278,382	3,623,920
Singapore Post Ltd.	2,684,927	849,956
Singapore Technologies Engineering Ltd.	598,161	3,833,329
StarHub Ltd.	216,233	190,330
UOL Group Ltd.	470,465	3,058,576
Venture Corp. Ltd.	323,556	3,732,330
		61,839,111

Spain 1.5%
Abengoa SA, B Shares *(b)	192,522,094	0
Acciona SA	14,002	2,809,630
Almirall SA	17,042	249,995
Atresmedia Corp. de Medios de Comunicacion SA	88,570	555,066
Bankinter SA (a)	302,399	4,759,096
Cellnex Telecom SA *	22,127	664,072
CIE Automotive SA	49,716	1,710,744
Colonial SFL Socimi SA	164,516	1,007,151
Construcciones y Auxiliar de Ferrocarriles SA	20,658	1,301,824
Corp. ACCIONA Energias Renovables SA	39,322	961,989
Ebro Foods SA	71,467	1,502,892
EDP Renovaveis SA	143,684	1,912,652
Elecnor SA	33,809	1,159,455
Enagas SA	193,277	3,195,264
Ence Energia y Celulosa SA *(a)	52,141	144,019
Faes Farma SA	202,457	1,118,417
Fluidra SA	50,874	1,411,100
Gestamp Automocion SA	532,950	1,838,228
Grupo Catalana Occidente SA	37,465	2,156,609
Indra Sistemas SA	53,254	2,842,982
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	731,948	970,086
Logista Integral SA	47,378	1,618,746
Mapfre SA (a)	276,534	1,279,876
SECURITY	NUMBER OF SHARES	VALUE ($)
Merlin Properties Socimi SA	147,780	2,181,558
Naturgy Energy Group SA	34,360	1,057,525
Prosegur Cia de Seguridad SA	119,308	396,696
Puig Brands SA, Class B	27,469	465,755
Sacyr SA	534,015	2,384,804
Unicaja Banco SA	428,432	1,257,959
Vidrala SA	12,546	1,220,151
Viscofan SA	34,121	2,122,514
		46,256,855

Sweden 3.2%
AAK AB	101,455	2,856,993
AcadeMedia AB	134,397	1,467,691
AddLife AB, B Shares	40,340	808,361
AddTech AB, B Shares	45,775	1,574,407
AFRY AB	108,966	1,831,167
Alleima AB	216,167	1,877,072
Ambea AB	42,920	642,088
Arjo AB, B Shares	251,908	858,412
Asmodee Group AB, Class B *	14,573	179,850
Attendo AB	137,711	1,227,926
Avanza Bank Holding AB	22,151	871,080
Axfood AB	84,770	2,426,687
Beijer Ref AB	95,014	1,514,603
Betsson AB, Class B	84,813	1,301,184
Bilia AB, A Shares	147,137	1,957,823
Billerud Aktiebolag	388,369	3,843,852
Bravida Holding AB	204,005	1,731,450
Castellum AB	187,275	2,128,542
Clas Ohlson AB, B Shares	8,645	334,370
Corem Property Group AB, B Shares	217,577	91,582
Dometic Group AB	558,385	2,614,391
Electrolux Professional AB, B Shares	96,385	683,665
Elekta AB, B Shares	369,065	2,269,544
Embracer Group AB *	81,870	795,459
EQT AB	73,801	2,558,690
Evolution AB	44,861	3,068,817
Fabege AB	100,828	876,603
Fastighets AB Balder, B Shares *	149,934	1,079,706
Getinge AB, B Shares	175,010	3,987,558
Granges AB	133,529	1,953,720
Hexpol AB	233,454	2,137,329
Holmen AB, B Shares	70,233	2,573,491
Indutrade AB	78,258	1,943,226
Investment AB Latour, B Shares	6,652	159,181
Inwido AB	49,022	753,645
JM AB	108,175	1,603,400
Lagercrantz Group AB, B Shares	20,741	475,437
Lifco AB, B Shares	32,406	1,192,924
Lindab International AB	54,542	1,206,294
Loomis AB	76,511	3,082,586
MEKO AB	63,969	486,291
Mycronic AB	34,697	801,966
NCAB Group AB *	32,013	178,194
NCC AB, B Shares	144,254	3,318,909
New Wave Group AB, B Shares	57,622	699,522
Nibe Industrier AB, B Shares	809,873	2,996,747
Nolato AB, B Shares	128,024	830,712
Pandox AB	8,049	162,486
Peab AB, B Shares	300,945	2,543,040
Ratos AB, B Shares	397,883	1,565,925
Saab AB, B Shares	79,171	3,992,231
Sagax AB, B Shares	29,641	634,822
Samhallsbyggnadsbolaget i Norden AB *(a)	2,301,378	1,034,574
Scandic Hotels Group AB	156,236	1,517,345
Sinch AB *	612,951	1,868,406
Stillfront Group AB *	263,953	188,903

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Svenska Cellulosa AB SCA, B Shares	178,267	2,318,175
Sweco AB, B Shares	90,064	1,535,483
Swedish Orphan Biovitrum AB *	62,583	2,248,058
Thule Group AB	60,612	1,614,306
Wihlborgs Fastigheter AB	85,114	830,226
		95,907,127

Switzerland 3.0%
Accelleron Industries AG	18,654	1,474,060
Allreal Holding AG	7,185	1,807,547
ALSO Holding AG	9,821	2,611,350
Aryzta AG *	20,896	1,311,611
Avolta AG *	64,926	3,567,514
Baloise Holding AG	12,483	3,267,858
Banque Cantonale Vaudoise	10,516	1,275,619
Belimo Holding AG	2,206	2,158,058
Bell Food Group AG	4,547	1,299,628
BeOne Medicines Ltd., Class H *	9,030	237,534
BKW AG	10,213	2,131,763
Bossard Holding AG, Class A	3,724	728,150
Bucher Industries AG	2,341	1,043,749
Burckhardt Compression Holding AG	707	476,352
Bystronic AG	888	278,692
Cembra Money Bank AG	15,290	1,808,065
Clariant AG *	327,762	2,971,676
Comet Holding AG	2,540	607,993
Daetwyler Holding AG	4,105	799,579
DKSH Holding AG	49,594	3,465,002
DocMorris AG *(a)	7,143	48,883
dormakaba Holding AG	17,015	1,400,699
DSM-Firmenich AG	3,648	299,576
Emmi AG	1,751	1,581,014
EMS-Chemie Holding AG	2,755	1,880,242
Flughafen Zurich AG *	6,242	1,862,611
Forbo Holding AG	1,261	1,155,858
Galderma Group AG	5,969	1,189,414
Galenica AG	40,632	4,612,500
Georg Fischer AG	36,151	2,388,456
Helvetia Holding AG	15,824	4,107,007
Huber & Suhner AG	14,135	2,573,681
Inficon Holding AG	5,902	737,980
Interroll Holding AG	383	1,068,460
Kardex Holding AG	1,539	533,796
Landis & Gyr Group AG *	28,023	1,814,803
Luzerner Kantonalbank AG	6,271	682,590
Mobimo Holding AG *	2,311	1,033,251
OC Oerlikon Corp. AG Pfaffikon	435,511	1,712,863
On Holding AG, Class A *	12,513	550,447
PSP Swiss Property AG	9,761	1,728,643
SFS Group AG	8,717	1,113,848
Siegfried Holding AG *	9,311	834,911
SIG Group AG *	157,274	1,906,797
Softwareone Holding AG	139,198	1,542,022
St. Galler Kantonalbank AG	1,226	827,563
Stadler Rail AG	47,516	1,191,820
Straumann Holding AG *	21,340	2,434,453
Sulzer AG	7,361	1,285,276
Swiss Prime Site AG	23,718	3,500,321
Swissquote Group Holding SA	922	569,769
Tecan Group AG	7,385	1,272,911
Temenos AG	19,633	1,781,262
Valiant Holding AG	8,007	1,396,077
VAT Group AG	5,690	2,504,323
Vontobel Holding AG	23,718	1,792,992
		90,238,919

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan 0.1%
FIT Hon Teng Ltd. *(a)	2,206,341	1,442,442

United Kingdom 7.6%
4imprint Group PLC	19,967	1,030,472
AG Barr PLC	74,496	640,610
Airtel Africa PLC	1,610,046	6,630,330
Allfunds Group PLC	175,807	1,643,485
Ashmore Group PLC	456,672	985,692
ASOS PLC *(a)	74,972	240,894
Auto Trader Group PLC	170,473	1,443,352
Babcock International Group PLC	247,740	3,719,135
Bakkavor Group PLC	354,822	1,078,969
Beazley PLC	237,365	2,508,206
Big Yellow Group PLC	63,365	973,920
Bodycote PLC	234,770	1,973,741
Breedon Group PLC	300,119	1,306,703
British Land Co. PLC	455,308	2,454,156
Carnival PLC, ADR *	56,603	1,348,849
Chemring Group PLC	172,856	1,102,800
Clarkson PLC	18,544	928,776
Close Brothers Group PLC *	589,403	3,519,001
Coats Group PLC	1,409,554	1,509,068
Computacenter PLC	80,006	3,148,436
Convatec Group PLC	808,464	2,523,782
Cranswick PLC	48,477	3,314,372
Crest Nicholson Holdings PLC	162,086	308,616
CVS Group PLC	49,541	803,456
Derwent London PLC	48,954	1,102,689
Diploma PLC	27,328	1,978,855
Domino's Pizza Group PLC	311,488	721,025
Dr. Martens PLC	1,517,092	1,553,843
Drax Group PLC	100,369	988,108
Dunelm Group PLC	94,258	1,388,797
easyJet PLC	459,145	3,038,185
Elementis PLC	518,983	1,122,249
Endava PLC, ADR *	48,024	310,235
Endeavour Mining PLC	105,397	4,851,566
Energean PLC	72,220	898,543
Essentra PLC	149,517	194,148
FDM Group Holdings PLC	59,717	110,300
Fevertree Drinks PLC	18,030	192,074
Frasers Group PLC *	201,211	2,050,189
Fresnillo PLC	119,159	4,158,709
Future PLC	104,491	878,469
Games Workshop Group PLC	9,700	2,494,670
Gamma Communications PLC	51,953	650,516
Genuit Group PLC	209,065	914,137
Genus PLC	37,817	1,317,828
Grainger PLC	295,153	723,494
Greggs PLC	88,436	1,827,972
Halfords Group PLC	227,742	421,858
Halma PLC	95,110	4,486,339
Harbour Energy PLC	906,650	2,503,533
Hikma Pharmaceuticals PLC	119,897	2,468,739
Hill & Smith PLC	48,366	1,445,116
Hilton Food Group PLC	147,332	993,644
Howden Joinery Group PLC	347,513	3,872,424
Hunting PLC	242,643	1,191,165
Ibstock PLC	456,113	812,246
ICG PLC	110,387	3,036,415
IG Group Holdings PLC	288,861	4,344,108
IMI PLC	150,311	4,847,605
InterContinental Hotels Group PLC	28,992	3,847,202
Investec PLC	57,640	417,378
J D Wetherspoon PLC	91,438	831,731
James Halstead PLC (a)	258,632	481,476

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
JD Sports Fashion PLC	535,808	548,504
JET2 PLC	90,516	1,686,268
Johnson Service Group PLC	358,692	672,027
Jupiter Fund Management PLC	278,107	540,209
Just Group PLC	487,778	1,386,326
Keller Group PLC	122,168	2,628,811
Kier Group PLC	851,527	2,532,973
Lancashire Holdings Ltd.	118,060	915,113
Land Securities Group PLC	434,612	3,483,958
Lion Finance Group PLC	19,537	2,319,433
LondonMetric Property PLC	266,672	664,987
Marshalls PLC	325,559	775,595
Mitchells & Butlers PLC *	348,697	1,332,938
Mitie Group PLC	1,217,136	2,560,976
Mobico Group PLC *	481,338	140,055
MONY Group PLC	492,072	1,229,663
Morgan Advanced Materials PLC	494,844	1,327,728
Morgan Sindall Group PLC	43,097	2,712,417
Ninety One PLC	367,973	1,053,139
Ocado Group PLC *	269,331	657,878
OSB Group PLC	407,478	3,090,975
Oxford Instruments PLC	29,230	763,751
Pagegroup PLC	611,261	1,953,529
Paragon Banking Group PLC	128,553	1,435,053
Pennon Group PLC	474,895	3,470,236
Pets at Home Group PLC	792,803	2,327,828
Pinewood Technologies Group PLC *	62,373	294,213
Polar Capital Holdings PLC	100,367	719,456
Premier Foods PLC	514,562	1,219,049
Primary Health Properties PLC	1,004,016	1,297,063
PZ Cussons PLC	218,703	232,115
QinetiQ Group PLC	343,249	1,889,260
Quilter PLC	1,556,232	3,938,434
Renew Holdings PLC	79,564	984,644
Renishaw PLC	21,224	975,826
Rightmove PLC	145,913	1,060,634
Rolls-Royce Holdings PLC	112,128	1,586,723
Rotork PLC	469,693	2,094,807
RS Group PLC	93,997	729,840
RWS Holdings PLC	821,419	868,527
Safestore Holdings PLC	100,338	985,808
Savills PLC	171,297	2,310,539
Schroders PLC	788,079	4,055,691
Segro PLC	315,399	2,986,340
Senior PLC	507,328	1,227,455
Serco Group PLC	408,004	1,381,787
Serica Energy PLC	490,432	1,112,496
Softcat PLC	43,121	826,748
Spectris PLC	108,551	5,945,935
Spirax Group PLC	38,542	3,424,119
Spire Healthcare Group PLC	287,827	875,246
SSP Group PLC	743,919	1,493,324
St. James's Place PLC	78,367	1,446,439
SThree PLC	71,762	158,031
Tate & Lyle PLC	475,710	2,361,163
Telecom Plus PLC	55,440	1,162,106
THG PLC *(a)	1,922,165	1,150,166
TORM PLC, Class A (a)	80,684	1,735,794
Tritax Big Box REIT PLC	503,909	993,507
Tullow Oil PLC *(a)	999,461	63,963
UNITE Group PLC	86,088	602,272
Vesuvius PLC	602,996	3,055,260
Victrex PLC	123,635	1,035,319
Vistry Group PLC *	427,203	3,767,589
Watches of Switzerland Group PLC *	289,773	1,845,260
Weir Group PLC	122,756	4,508,705
WH Smith PLC	85,795	779,834
SECURITY	NUMBER OF SHARES	VALUE ($)
Whitbread PLC	22,554	744,113
Zigup PLC	590,380	2,687,041
		229,427,412

United States 0.4%
Coronado Global Resources, Inc.	1,318,661	237,814
Diversified Energy Co. *(a)	99,936	1,512,711
Garrett Motion, Inc.	96,120	1,588,864
Kulicke & Soffa Industries, Inc.	63,152	2,848,787
Magnachip Semiconductor Corp. *	44,348	117,079
Mercer International, Inc.	44,483	80,514
SolarEdge Technologies, Inc. *	115,248	4,210,009
		10,595,778
Total Common Stocks (Cost $2,391,539,081)		2,989,644,983

PREFERRED STOCKS 0.5% OF NET ASSETS

Germany 0.4%
Draegerwerk AG & Co. KGaA	32,671	2,669,311
Jungheinrich AG	73,412	2,947,862
KSB SE & Co. KGaA	1,300	1,472,507
Sartorius AG	8,207	2,392,589
Sixt SE	18,276	1,102,932
STO SE & Co. KGaA	6,233	889,746
		11,474,947

Italy 0.1%
Danieli & C Officine Meccaniche SpA - RSP	39,680	1,554,670

Republic of Korea 0.0%
Daesang Corp.	4,182	47,574
Daishin Securities Co. Ltd.	33,917	477,396
		524,970
Total Preferred Stocks (Cost $10,916,167)		13,554,587

RIGHTS 0.0% OF NET ASSETS

France 0.0%
Eutelsat Communications SACA
expires 12/10/25, strike EUR 1.35 *(a)	126,978	85,471

Norway 0.0%
Vend Marketplaces ASA
expires 12/18/25, strike NOK 0.50 *(b)	28,792	51,692

Republic of Korea 0.0%
Hanon Systems
expires 12/22/25, strike KRW 3,480.00 *(b)	187,641	36,363

Schwab Fundamental International Small Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Spain 0.0%
Viscofan SA
expires 12/09/25, strike EUR 1.48 *	34,121	60,191
Total Rights (Cost $159,477)		233,717

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	9,734	38,206
Total Warrants (Cost $0)		38,206

SHORT-TERM INVESTMENTS 3.0% OF NET ASSETS

Money Market Funds 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)	3,917,438	3,917,437
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (c)(d)	85,736,512	85,736,512
		89,653,949
Total Short-Term Investments (Cost $89,653,949)		89,653,949
Total Investments in Securities (Cost $2,492,268,674)		3,093,125,442

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 12/19/25	131	18,463,795	145,469

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $81,662,952.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

EUR —	Euro
KRW —	South Korean Won
NOK —	Norwegian Krone

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,861,963,478	$—	$—	$2,861,963,478
Hong Kong	81,424,650	—	0 *	81,424,650
Spain	46,256,855	—	0 *	46,256,855
Preferred Stocks[1]	13,554,587	—	—	13,554,587
Rights[1]	145,662	—	—	145,662
Norway	—	—	51,692	51,692
Republic of Korea	—	—	36,363	36,363
Warrants
Italy	—	—	38,206	38,206
Short-Term Investments[1]	89,653,949	—	—	89,653,949
Futures Contracts[2]	145,469	—	—	145,469
Total	$3,093,144,650	$—	$126,261	$3,093,270,911

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Equity ETF

Portfolio Holdings as of November 30, 2025 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 95.0% OF NET ASSETS

Brazil 7.8%
Ambev SA	8,003,508	20,760,709
Axia Energia	1,407,937	16,468,795
B3 SA - Brasil Bolsa Balcao	5,009,389	14,025,389
Banco Bradesco SA	4,117,712	12,900,603
Banco do Brasil SA	8,844,871	37,195,735
Banco Santander Brasil SA	459,320	2,939,951
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	491,732	12,975,239
Cia Energetica de Minas Gerais	787,733	2,096,415
Cia Paranaense de Energia - Copel	1,897,843	4,837,667
Cia Siderurgica Nacional SA *	7,066,286	11,161,748
Cosan SA *	4,374,280	5,042,964
Equatorial Energia SA	1,656,785	12,328,524
Itau Unibanco Holding SA	788,578	5,634,808
Klabin SA	2,157,756	7,163,983
Localiza Rent a Car SA	890,465	7,541,088
MBRF Global Foods Co. SA	890,692	3,222,241
Natura Cosmeticos SA *	1,544,515	2,396,322
Petroleo Brasileiro SA - Petrobras	21,399,582	133,687,312
Suzano SA	1,555,436	13,850,809
Telefonica Brasil SA	2,121,164	14,065,137
Ultrapar Participacoes SA	4,711,190	19,388,956
Vale SA	18,007,560	227,150,311
Vibra Energia SA	8,438,919	39,294,860
		626,129,566

Chile 0.5%
Banco de Chile	55,654,282	10,491,086
Cencosud SA	3,588,024	11,271,360
Empresas CMPC SA	1,409,647	1,967,821
Empresas Copec SA	1,840,669	13,169,575
Enel Americas SA	53,964,261	5,234,398
		42,134,240

China 34.0%
Agile Group Holdings Ltd. *	18,924,221	960,114
Agricultural Bank of China Ltd., A Shares	9,596,100	10,914,300
Agricultural Bank of China Ltd., H Shares	56,537,739	42,336,495
Alibaba Group Holding Ltd.	16,202,382	315,282,171
Aluminum Corp. of China Ltd., A Shares	3,588,300	5,335,026
Aluminum Corp. of China Ltd., H Shares	9,148,053	12,325,714
Anhui Conch Cement Co. Ltd., A Shares	1,765,300	5,706,237
Anhui Conch Cement Co. Ltd., H Shares	5,097,986	15,335,341
ANTA Sports Products Ltd.	867,957	9,459,278
BAIC Motor Corp. Ltd., H Shares *	43,131,048	11,966,074
Baidu, Inc., A Shares *	3,348,716	48,947,272
Bank of Beijing Co. Ltd., A Shares	9,007,300	7,237,491
Bank of China Ltd., A Shares	4,929,100	4,232,543
Bank of China Ltd., H Shares	166,545,450	100,112,092
Bank of Communications Co. Ltd., A Shares	9,217,400	9,896,812
Bank of Communications Co. Ltd., H Shares	19,269,829	17,671,930
SECURITY	NUMBER OF SHARES	VALUE ($)
BOE Technology Group Co. Ltd., A Shares	15,335,100	8,373,731
BYD Co. Ltd., A Shares	157,800	2,124,478
BYD Co. Ltd., H Shares	1,168,165	14,629,070
CGN Power Co. Ltd., A Shares	1,693,600	903,228
CGN Power Co. Ltd., H Shares	15,129,022	5,887,913
China CITIC Bank Corp. Ltd., A Shares	1,517,900	1,666,288
China CITIC Bank Corp. Ltd., H Shares	25,959,915	23,907,289
China Coal Energy Co. Ltd., A Shares	731,097	1,398,289
China Coal Energy Co. Ltd., H Shares	6,206,764	8,378,685
China Communications Services Corp. Ltd., H Shares	4,126,838	2,581,394
China Construction Bank Corp., A Shares	3,557,800	4,861,875
China Construction Bank Corp., H Shares	228,045,379	239,304,710
China Everbright Bank Co. Ltd., A Shares	12,780,900	6,527,002
China Everbright Bank Co. Ltd., H Shares	27,717,102	13,528,179
China Hongqiao Group Ltd.	7,615,303	30,184,989
China Life Insurance Co. Ltd., A Shares	78,200	481,438
China Life Insurance Co. Ltd., H Shares	4,280,083	14,766,110
China Mengniu Dairy Co. Ltd.	6,252,469	12,054,249
China Merchants Bank Co. Ltd., A Shares	3,288,700	19,981,704
China Merchants Bank Co. Ltd., H Shares	5,831,078	39,170,440
China Minsheng Banking Corp. Ltd., A Shares	23,161,500	13,400,934
China Minsheng Banking Corp. Ltd., H Shares	35,100,646	19,611,566
China National Building Material Co. Ltd., H Shares	56,180,648	37,739,518
China Pacific Insurance Group Co. Ltd., A Shares	791,800	3,892,381
China Pacific Insurance Group Co. Ltd., H Shares	3,825,971	15,174,936
China Petroleum & Chemical Corp., A Shares	11,703,200	9,569,242
China Petroleum & Chemical Corp., H Shares	154,556,653	87,545,576
China Railway Group Ltd., A Shares	8,236,300	6,326,698
China Railway Group Ltd., H Shares	21,529,763	10,812,445
China Resources Gas Group Ltd.	551,158	1,615,473
China Resources Land Ltd.	8,080,734	31,303,296
China Shenhua Energy Co. Ltd., A Shares	699,900	4,073,290
China Shenhua Energy Co. Ltd., H Shares	6,377,937	32,620,408
China State Construction Engineering Corp. Ltd., A Shares	20,060,800	14,756,953
China Tower Corp. Ltd., H Shares	10,723,201	16,954,712
China United Network Communications Ltd., A Shares	11,834,500	9,040,423
China Vanke Co. Ltd., A Shares *	10,869,800	8,272,731
China Vanke Co. Ltd., H Shares *(a)	18,184,842	8,501,956
China Yongda Automobiles Services Holdings Ltd.	33,678,087	7,526,699
CITIC Securities Co. Ltd., A Shares	1,396,800	5,451,688

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
CITIC Securities Co. Ltd., H Shares	1,477,757	5,075,424
COSCO SHIPPING Holdings Co. Ltd., A Shares	3,597,100	7,434,432
COSCO SHIPPING Holdings Co. Ltd., H Shares	10,571,767	17,991,666
CRRC Corp. Ltd., A Shares	3,041,000	3,127,490
CRRC Corp. Ltd., H Shares	7,996,979	6,347,787
Daqo New Energy Corp., ADR *	347,745	11,016,562
ENN Energy Holdings Ltd.	1,988,514	18,121,284
Geely Automobile Holdings Ltd.	8,193,634	17,827,805
Gree Electric Appliances, Inc. of Zhuhai, A Shares	1,006,000	5,743,733
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	8,640,937	699,213
Haier Smart Home Co. Ltd., A Shares	1,140,400	4,449,350
Haier Smart Home Co. Ltd., H Shares	4,760,624	16,252,747
Hello Group, Inc., ADR	751,963	5,233,662
Huaneng Power International, Inc., A Shares	1,189,700	1,309,369
Huaneng Power International, Inc., H Shares	7,354,201	5,865,905
Industrial & Commercial Bank of China Ltd., A Shares	7,852,800	9,009,288
Industrial & Commercial Bank of China Ltd., H Shares	139,082,523	115,044,627
Industrial Bank Co. Ltd., A Shares	7,546,600	22,536,406
iQIYI, Inc., ADR *	4,650,518	10,184,634
JD.com, Inc., ADR	3,210,318	95,763,786
Jiangxi Copper Co. Ltd., A Shares	1,073,300	5,683,110
Jiangxi Copper Co. Ltd., H Shares	7,510,042	29,594,134
JinkoSolar Holding Co. Ltd., ADR	280,855	7,341,550
KE Holdings, Inc., ADR	618,208	10,651,724
Kunlun Energy Co. Ltd.	17,822,905	17,008,860
Kweichow Moutai Co. Ltd., A Shares	38,600	7,920,455
Li Ning Co. Ltd.	4,067,317	9,069,131
Longfor Group Holdings Ltd.	13,761,116	17,180,185
Lufax Holding Ltd., ADR *(a)	4,462,847	11,157,118
Meituan, B Shares *	1,249,646	16,452,003
Midea Group Co. Ltd., A Shares	1,250,200	14,123,876
NetEase, Inc.	1,216,022	33,424,361
PDD Holdings, Inc., ADR *	250,483	29,076,067
People's Insurance Co. Group of China Ltd., A Shares	43,200	52,923
People's Insurance Co. Group of China Ltd., H Shares	3,170,923	2,871,327
PetroChina Co. Ltd., A Shares	6,326,800	8,726,374
PetroChina Co. Ltd., H Shares	84,243,050	93,920,786
PICC Property & Casualty Co. Ltd., H Shares	14,055,034	31,880,896
Ping An Bank Co. Ltd., A Shares	5,317,900	8,734,086
Ping An Insurance Group Co. of China Ltd., A Shares	3,829,100	31,953,629
Ping An Insurance Group Co. of China Ltd., H Shares	14,466,680	105,356,139
Poly Developments & Holdings Group Co. Ltd., A Shares	5,365,800	5,131,287
Postal Savings Bank of China Co. Ltd., A Shares	3,142,200	2,524,802
Postal Savings Bank of China Co. Ltd., H Shares	22,282,555	15,741,119
Seazen Group Ltd. *	6,737,040	1,851,786
Shanghai Pudong Development Bank Co. Ltd., A Shares	10,556,200	17,143,306
Shenzhou International Group Holdings Ltd.	970,224	8,629,780
Sinopharm Group Co. Ltd., H Shares	9,636,211	24,803,441
Sunac China Holdings Ltd. *(a)	34,677,626	6,102,079
SECURITY	NUMBER OF SHARES	VALUE ($)
Sunny Optical Technology Group Co. Ltd.	286,203	2,334,295
Tencent Holdings Ltd.	2,682,293	210,673,830
Vipshop Holdings Ltd., ADR	1,731,502	34,006,699
Weichai Power Co. Ltd., A Shares	2,083,200	5,101,209
Weichai Power Co. Ltd., H Shares	4,185,910	10,360,471
Xiaomi Corp., B Shares *	7,113,949	37,481,272
Yankuang Energy Group Co. Ltd., A Shares	1,066,255	2,098,134
Yankuang Energy Group Co. Ltd., H Shares	9,224,167	12,037,292
Zhongsheng Group Holdings Ltd. (a)	6,951,845	10,455,983
Zijin Mining Group Co. Ltd., A Shares	2,225,600	8,998,175
Zijin Mining Group Co. Ltd., H Shares	4,808,245	18,959,762
ZTO Express Cayman, Inc.	150,139	3,075,829
ZTO Express Cayman, Inc., ADR	266,348	5,500,086
		2,726,845,417

Colombia 0.2%
Ecopetrol SA, ADR (a)	1,183,758	11,624,504
Grupo Cibest SA	411,507	7,040,758
		18,665,262

Czech Republic 0.2%
CEZ AS	241,082	14,757,359

Greece 0.4%
Alpha Bank SA	1,593,380	6,498,082
Motor Oil Hellas Corinth Refineries SA	250,901	8,269,606
National Bank of Greece SA	811,497	12,714,074
		27,481,762

Hong Kong 2.4%
BOC Hong Kong Holdings Ltd.	4,384,214	21,094,412
China Everbright Environment Group Ltd.	16,706,946	10,772,306
China Jinmao Holdings Group Ltd.	12,047,240	2,135,377
China Overseas Land & Investment Ltd.	19,457,196	33,213,386
China Resources Power Holdings Co. Ltd.	4,816,414	11,494,165
China Taiping Insurance Holdings Co. Ltd.	3,429,317	7,650,950
CITIC Ltd.	37,202,300	58,152,486
CSPC Pharmaceutical Group Ltd.	13,250,507	13,462,226
Fosun International Ltd.	4,414,749	2,755,816
Lenovo Group Ltd.	18,758,004	23,322,220
Orient Overseas International Ltd.	668,678	10,856,055
		194,909,399

Hungary 0.6%
MOL Hungarian Oil & Gas PLC	3,143,287	27,827,540
OTP Bank Nyrt	197,123	20,515,786
		48,343,326

India 10.1%
Axis Bank Ltd.	1,739,613	24,888,150
Bajaj Finserv Ltd.	276,617	6,475,709
Bharat Petroleum Corp. Ltd.	7,521,293	30,195,325
Bharti Airtel Ltd.	1,073,801	25,229,326
Coal India Ltd.	2,779,206	11,687,284
GAIL India Ltd.	5,912,365	11,639,323
Grasim Industries Ltd.	400,477	12,264,923
HCL Technologies Ltd.	801,804	14,559,267

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
HDFC Bank Ltd.	4,586,564	51,666,306
Hindalco Industries Ltd.	3,088,548	27,913,382
Hindustan Petroleum Corp. Ltd.	3,559,114	18,203,915
Hindustan Unilever Ltd.	345,696	9,532,896
ICICI Bank Ltd.	2,477,091	38,460,370
Indian Oil Corp. Ltd.	13,563,383	24,526,982
IndusInd Bank Ltd. *	836,410	8,028,171
Infosys Ltd.	2,604,630	45,428,696
ITC Hotels Ltd. *	187,487	437,447
ITC Ltd.	4,954,389	22,390,919
JSW Steel Ltd.	969,643	12,578,068
Kotak Mahindra Bank Ltd.	508,705	12,081,868
Larsen & Toubro Ltd.	578,085	26,301,179
Mahindra & Mahindra Ltd.	426,104	17,898,774
Maruti Suzuki India Ltd.	83,647	14,868,915
NTPC Ltd.	5,728,399	20,906,519
Oil & Natural Gas Corp. Ltd.	10,541,430	28,667,127
Power Finance Corp. Ltd.	2,489,697	10,095,454
Power Grid Corp. of India Ltd.	4,057,812	12,246,361
Rajesh Exports Ltd. *	7,222,588	15,061,677
Reliance Industries Ltd.	5,013,452	87,856,966
Shriram Finance Ltd.	1,028,747	9,794,934
State Bank of India	2,669,334	29,215,774
Steel Authority of India Ltd.	4,447,590	6,708,118
Sun Pharmaceutical Industries Ltd.	396,275	8,114,450
Tata Consultancy Services Ltd.	650,480	22,816,524
Tata Motors Ltd. *	2,492,524	9,808,753
Tata Motors Passenger Vehicles Limited	2,514,374	10,029,667
Tata Steel Ltd.	17,788,294	33,401,960
Tech Mahindra Ltd.	541,430	9,184,290
UltraTech Cement Ltd.	14,531	1,884,453
UPL Ltd.	311,134	2,638,887
Vedanta Ltd.	3,135,151	18,436,395
Wipro Ltd.	2,901,888	8,095,342
		812,220,846

Indonesia 1.4%
Alamtri Resources Indonesia Tbk. PT	58,159,155	6,320,509
Astra International Tbk. PT	60,580,660	23,824,877
Bank Central Asia Tbk. PT	23,551,192	11,701,358
Bank Mandiri Persero Tbk. PT	46,590,395	13,511,354
Bank Rakyat Indonesia Persero Tbk. PT	89,310,108	19,733,485
Telkom Indonesia Persero Tbk. PT, Class B	139,794,970	29,461,444
United Tractors Tbk. PT	6,275,007	10,549,396
		115,102,423

Kuwait 0.5%
Kuwait Finance House KSCP	4,599,029	11,926,461
Mobile Telecommunications Co. KSCP	6,626,873	11,226,499
National Bank of Kuwait SAKP	5,948,530	19,456,993
		42,609,953

Malaysia 0.9%
Axiata Group Bhd.	10,817,672	6,308,673
CIMB Group Holdings Bhd.	6,015,124	11,135,075
Malayan Banking Bhd.	7,772,158	18,638,133
Public Bank Bhd.	11,804,500	12,425,790
Sime Darby Bhd.	15,066,600	7,109,466
Tenaga Nasional Bhd.	4,747,700	15,142,090
		70,759,227

Mexico 4.2%
Alfa SAB de CV, A Shares	18,035,875	14,272,393
America Movil SAB de CV, Series B	55,647,237	63,805,957
SECURITY	NUMBER OF SHARES	VALUE ($)
Cemex SAB de CV, Series CPO	42,698,429	45,137,041
Controladora Alpek SAB de CV *	13,601,347	2,085,834
Fibra Uno Administracion SA de CV	1,769,214	2,570,277
Fomento Economico Mexicano SAB de CV	3,826,755	36,871,427
Grupo Bimbo SAB de CV, Series A	3,197,398	10,147,008
Grupo Comercial Chedraui SA de CV	1,253,898	9,151,981
Grupo Financiero Banorte SAB de CV, O Shares	4,188,451	39,999,838
Grupo Mexico SAB de CV, Series B	5,867,698	51,076,368
Grupo Televisa SAB, Series CPO	31,239,607	17,117,126
Nemak SAB de CV *	19,381,780	4,104,091
Orbia Advance Corp. SAB de CV	11,047,114	10,255,214
Wal-Mart de Mexico SAB de CV	8,301,996	28,086,377
		334,680,932

Netherlands 0.3%
JBS NV *	1,681,418	24,734,140

Qatar 0.7%
Industries Qatar QSC	635,417	2,120,384
Ooredoo QPSC	2,478,986	8,680,876
Qatar Fuel QSC	2,373,617	9,752,626
Qatar Islamic Bank QPSC	1,291,550	8,247,332
Qatar National Bank QPSC	5,063,072	25,169,350
		53,970,568

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co-Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
GMK Norilskiy Nickel PAO *(b)(c)	54,400	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.1%
Al Rajhi Bank	524,357	13,397,385
Riyad Bank	990,118	6,809,379
Saudi Arabian Mining Co. *	413,882	6,729,878
Saudi Arabian Oil Co.	8,150,145	53,509,462
Saudi Basic Industries Corp.	2,388,278	35,110,033
Saudi Electricity Co.	2,655,540	9,988,050
Saudi National Bank	1,670,550	16,431,858
Saudi Telecom Co.	2,538,712	28,869,225
		170,845,270

South Africa 5.3%
Absa Group Ltd.	1,933,698	23,514,852
Bid Corp. Ltd.	471,247	11,239,217
Bidvest Group Ltd.	646,432	8,623,371
Exxaro Resources Ltd.	216,650	2,199,957
FirstRand Ltd.	6,885,924	32,754,122
Gold Fields Ltd.	786,932	33,029,320
Impala Platinum Holdings Ltd.	3,838,116	48,045,078

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MTN Group Ltd.	5,528,583	50,962,060
Naspers Ltd., Class N	42,631	2,663,420
Nedbank Group Ltd.	1,036,559	15,472,584
Old Mutual Ltd.	3,202,748	2,593,613
Sanlam Ltd.	2,130,508	11,412,880
Sappi Ltd.	4,135,875	5,387,323
Sasol Ltd. *	6,817,629	44,303,145
Shoprite Holdings Ltd.	764,917	12,261,895
Sibanye Stillwater Ltd. *	15,371,638	50,151,343
Standard Bank Group Ltd.	2,182,910	33,598,525
Valterra Platinum Ltd.	425,303	29,560,017
Vodacom Group Ltd. (a)	1,245,626	9,758,464
		427,531,186

Taiwan 18.3%
Acer, Inc.	8,775,470	7,619,294
ASE Technology Holding Co. Ltd.	6,804,000	49,753,640
Asia Cement Corp.	1,445,000	1,786,395
Asustek Computer, Inc.	1,157,100	22,157,626
AUO Corp. *	34,157,496	12,624,724
Catcher Technology Co. Ltd.	1,222,000	7,826,095
Cathay Financial Holding Co. Ltd.	8,821,994	18,045,946
Chailease Holding Co. Ltd.	2,342,884	7,688,929
China Steel Corp.	33,931,088	19,730,520
Chunghwa Telecom Co. Ltd.	5,092,764	21,175,903
Compal Electronics, Inc.	23,682,000	22,146,462
CTBC Financial Holding Co. Ltd.	18,526,809	25,648,872
Delta Electronics, Inc.	1,284,696	38,149,966
E.Sun Financial Holding Co. Ltd.	2,361,301	2,283,431
Eva Airways Corp.	4,545,000	4,938,171
Evergreen Marine Corp. Taiwan Ltd.	7,911,000	45,245,324
Far Eastern New Century Corp.	8,589,061	7,717,429
Far EasTone Telecommunications Co. Ltd. *	756,000	2,122,147
First Financial Holding Co. Ltd.	10,120,057	8,899,588
Formosa Chemicals & Fibre Corp.	17,173,882	18,276,491
Formosa Petrochemical Corp.	1,468,704	2,447,450
Formosa Plastics Corp.	16,237,476	21,548,220
Fubon Financial Holding Co. Ltd.	8,508,049	25,102,608
Hon Hai Precision Industry Co. Ltd.	32,779,928	235,522,503
Innolux Corp. *	45,791,444	19,769,765
Inventec Corp.	6,590,646	9,155,717
KGI Financial Holding Co. Ltd.	20,495,823	10,285,462
Largan Precision Co. Ltd.	33,200	2,332,516
Lite-On Technology Corp., ADR	2,965,229	15,022,189
MediaTek, Inc.	1,118,046	49,694,891
Mega Financial Holding Co. Ltd.	7,764,788	9,920,918
Micro-Star International Co. Ltd.	1,705,000	5,839,971
Nan Ya Plastics Corp.	18,091,588	34,009,995
Novatek Microelectronics Corp.	841,000	10,437,136
Pegatron Corp.	9,957,234	22,874,512
Pou Chen Corp.	8,958,000	8,733,943
Powertech Technology, Inc.	2,022,000	10,114,832
Quanta Computer, Inc.	2,582,058	23,200,266
Realtek Semiconductor Corp.	312,000	5,179,289
Synnex Technology International Corp.	4,499,178	9,016,992
Taiwan Mobile Co. Ltd. *	2,487,530	8,559,925
Taiwan Semiconductor Manufacturing Co. Ltd.	8,631,352	396,021,885
TCC Group Holdings Co. Ltd.	13,216,760	9,622,526
TS Financial Holding Co. Ltd.	10,680,000	6,142,234
Unimicron Technology Corp.	1,455,000	8,646,089
Uni-President Enterprises Corp.	7,598,796	18,521,838
United Microelectronics Corp.	22,233,931	32,445,883
Wan Hai Lines Ltd.	3,944,000	10,128,609
Wistron Corp.	5,648,934	26,008,315
WPG Holdings Ltd.	6,962,880	15,152,611
WT Microelectronics Co. Ltd.	1,520,000	6,925,601
SECURITY	NUMBER OF SHARES	VALUE ($)
Yageo Corp.	2,017,752	15,108,227
Yang Ming Marine Transport Corp.	12,673,000	20,997,164
Yuanta Financial Holding Co. Ltd.	13,910,587	16,000,388
Zhen Ding Technology Holding Ltd.	1,986,000	9,207,042
		1,473,534,465

Thailand 2.6%
Advanced Info Service PCL NVDR	973,400	9,281,994
Bangkok Bank PCL NVDR	3,343,400	16,408,051
Banpu PCL NVDR	78,808,200	11,015,279
Charoen Pokphand Foods PCL NVDR	15,272,400	9,629,747
CP ALL PCL NVDR	5,539,600	7,441,767
Kasikornbank PCL NVDR	4,531,800	26,251,924
PTT Exploration & Production PCL NVDR	3,553,000	11,753,207
PTT Global Chemical PCL NVDR	16,920,300	10,458,580
PTT PCL NVDR	65,163,300	62,238,592
SCB X PCL NVDR	4,615,800	18,638,112
Siam Cement PCL NVDR	3,179,200	18,416,549
Thai Oil PCL NVDR	8,569,287	9,315,889
		210,849,691

Turkey 1.4%
Akbank TAS	8,500,691	12,956,388
BIM Birlesik Magazalar AS	878,007	11,098,447
Eregli Demir ve Celik Fabrikalari TAS	18,458,323	10,366,988
Haci Omer Sabanci Holding AS	1,455,461	2,805,914
KOC Holding AS	5,029,564	19,937,117
Turk Hava Yollari AO	1,903,925	12,223,752
Turkcell Iletisim Hizmetleri AS	3,165,817	6,971,393
Turkiye Is Bankasi AS, Class C	26,165,494	8,357,930
Turkiye Petrol Rafinerileri AS	4,342,800	19,913,551
Yapi ve Kredi Bankasi AS *	12,294,580	10,215,940
		114,847,420

United Arab Emirates 0.8%
Dubai Electricity & Water Authority PJSC	7,748,997	5,759,767
Emaar Properties PJSC	3,988,508	14,443,050
Emirates NBD Bank PJSC	1,827,922	12,143,512
Emirates Telecommunications Group Co. PJSC	3,898,171	19,104,259
First Abu Dhabi Bank PJSC	2,102,275	9,066,539
		60,517,127

United States 0.3%
Yum China Holdings, Inc.	443,659	21,357,744
Total Common Stocks (Cost $5,412,022,936)		7,632,827,323

PREFERRED STOCKS 4.7% OF NET ASSETS

Brazil 4.2%
Axia Energia, Class B	257,651	3,232,210
Banco Bradesco SA	14,033,858	51,610,516
Cia Energetica de Minas Gerais	4,569,019	9,833,755
Cia Paranaense de Energia - Copel	2,407,575	6,465,920
Gerdau SA	8,452,718	30,120,480
Itau Unibanco Holding SA	8,703,985	67,830,876
Metalurgica Gerdau SA	10,098,195	20,789,067
Petroleo Brasileiro SA - Petrobras	24,952,932	148,460,419
Raizen SA *	2,722,356	427,979
		338,771,222

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Chile 0.3%
Sociedad Quimica y Minera de Chile SA, B Shares *	362,813	23,435,262

Colombia 0.2%
Grupo Cibest SA	812,447	12,810,380

Russia 0.0%
Surgutneftegas PAO *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	11,600	0
		0
Total Preferred Stocks (Cost $281,312,116)		375,016,864

SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)	40,610,445	40,610,445
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.94% (d)(e)	39,913,483	39,913,483
		80,523,928
Total Short-Term Investments (Cost $80,523,928)		80,523,928
Total Investments in Securities (Cost $5,773,858,980)		8,088,368,115

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 12/19/25	404	27,827,520	(84,583)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $37,248,901.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$7,632,827,323	$—	$—	$7,632,827,323
Russia	—	—	0 *	0
Preferred Stocks[1]	375,016,864	—	—	375,016,864
Russia	—	—	0 *	0
Short-Term Investments[1]	80,523,928	—	—	80,523,928
Liabilities
Futures Contracts[2]	(84,583)	—	—	(84,583)
Total	$8,088,283,532	$—	$0	$8,088,283,532

*	Level 3 amount shown includes securities determined to have no value at November 30, 2025.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2025, are disclosed in each fund’s Portfolio Holdings.
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